     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2008


                                                            FILE NOS. 333-138258
                                                                       811-21970
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                      /X/
PRE-EFFECTIVE AMENDMENT NO.                 / /
POST-EFFECTIVE AMENDMENT NO. 3              /X/

                     AND/OR

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 6                             /X/
        (Check Appropriate Box or Boxes)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3
                           (Exact Name of Registrant)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (Name of Depositor)

               6610 WEST BROAD STREET RICHMOND, VIRGINIA    23230
         (Address of Depositor's Principal Executive Office) (Zip Code)

                                 (804) 281-6000
              (Depositor's Telephone Number, including Area Code)

                              HEATHER HARKER, ESQ.
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 WEST BROAD STREET
                            RICHMOND, VIRGINIA 23230
                    (Name and Address of Agent for Service)

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Prospectus for Modified Single Premium Payment Variable Immediate Annuity
                                    Contract

         Issued by Genworth Life and Annuity Insurance Company from its

                 Genworth Life & Annuity VA Separate Account 3

This prospectus, dated May 1, 2008, describes a modified individual single premium payment variable immediate annuity contract (the "contract" or "contracts") offered to individuals aged 85 and younger at the time the contract is issued. This contract may be issued as a contract qualified to receive certain tax benefits under the Internal Revenue Code of 1986, as amended (the "Code"), or issued as a non-qualified contract under the Code. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady-SM- Variable Income Provider" in our marketing materials.

This prospectus gives details about the contract and Genworth Life & Annuity VA Separate Account 3 (the "Separate Account"). You should read this prospectus carefully before investing and keep it for future reference.

This contract provides for Income Payments to begin on the Income Start Date. These payments may be made on a variable and/or fixed basis. The amount of Income Payments payable will be determined by the amount of your net premium payment, the Assumed Interest Rate, your Income Start Date, your payment plan and, if Variable Income Payments are elected, the performance of the Portfolios you elect. The minimum amount required to purchase this contract is $25,000.

Your premium payment may be allocated to one, but no more than 30, of the portfolios listed below, in addition to the General Account. No more than 80% of the single premium payment may be allocated to the General Account prior to the Income Start Date.

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Basic Value Fund -- Series II shares

AIM V.I. Capital Appreciation Fund -- Series I shares

AIM V.I. Core Equity Fund -- Series I shares

AIM V.I. International Growth Fund -- Series II shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:

AllianceBernstein Global Technology Portfolio -- Class B


AllianceBernstein Growth and Income Portfolio -- Class B



AllianceBernstein International Value Portfolio -- Class B


AllianceBernstein Large Cap Growth Portfolio -- Class B

AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:

VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:

BlackRock Basic Value V.I. Fund -- Class III Shares

BlackRock Global Allocation V.I. Fund -- Class III Shares

BlackRock Large Cap Growth V.I. Fund -- Class III Shares

BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:

Columbia Marsico Growth Fund, Variable Series -- Class A

Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:

VT Floating-Rate Income Fund

VT Worldwide Health Sciences Fund

EVERGREEN VARIABLE ANNUITY TRUST:

Evergreen VA Omega Fund -- Class 2

FEDERATED INSURANCE SERIES:

Federated High Income Bond Fund II -- Service Shares

Federated Kaufmann Fund II -- Service Shares

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUND:

VIP Balanced Portfolio -- Service Class 2

VIP Contrafund-Registered Trademark- Portfolio -- Service Class 2

VIP Dynamic Capital Appreciation Portfolio -- Service Class 2

VIP Equity-Income Portfolio -- Service Class 2

VIP Growth Portfolio -- Service Class 2

VIP Growth & Income Portfolio -- Service Class 2

VIP Mid Cap Portfolio -- Service Class 2

VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

Franklin Income Securities Fund -- Class 2 Shares

Mutual Discovery Securities Fund -- Class 2 Shares

Mutual Shares Securities Fund -- Class 2 Shares

Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:


Core Value Equity Fund -- Class 1 Shares (formerly, Value Equity Fund)



Income Fund -- Class 1 Shares



Mid-Cap Equity Fund -- Class 1 Shares


Money Market Fund


Premier Growth Equity Fund -- Class 1 Shares



Real Estate Securities Fund -- Class 1 Shares


S&P 500-Registered Trademark- Index Fund


Small-Cap Equity Fund -- Class 1 Shares


Total Return Fund -- Class 3 Shares


U.S. Equity Fund -- Class 1 Shares


GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Capital Growth Fund -- Service Shares

Goldman Sachs Growth and Income Fund -- Service Shares

JANUS APSEN SERIES:

Balanced Portfolio -- Service Shares

Forty Portfolio -- Service Shares

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II


Legg Mason Partners Variable Fundamental Value Portfolio -- Class I


LORD ABBETT SERIES FUND, INC.:

America's Value Portfolio -- Class VC Shares

Bond-Debenture Portfolio -- Class VC Shares

Growth Opportunies Portfolio -- Class VC Shares

Growth and Income Portfolio -- Class VC Shares

International Portfolio -- Class VC Shares

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST:

MFS-Registered Trademark- Investors Growth Stock Series -- Service Class Shares

MFS-Registered Trademark- Investors Trust Series -- Service Class Shares

MFS-Registered Trademark- Total Return Series -- Service Class Shares

MFS-Registered Trademark- Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Balanced Fund/VA -- Service Shares

Oppenheimer Capital Appreciation Fund/VA -- Service Shares

Oppenheimer Global Securities Fund/VA -- Service Shares

Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:

All Asset Portfolio -- Advisor Class Shares

High Yield Portfolio -- Administrative Class Shares

Long-Term U.S. Government Portfolio -- Administrative Class Shares

Low Duration Portfolio -- Administrative Class Shares

Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:


Jennison Portfolio -- Class II Shares



Jennison 20/20 Focus Portfolio -- Class II Shares



Natural Resources Portfolio -- Class II Shares


RYDEX VARIABLE TRUST:


NASDAQ -- 100-Registered Trademark- Fund (formerly, OTC Fund)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:



Equity and Income Portfolio -- Class II


VAN KAMPEN LIFE INVESTMENT TRUST:

Comstock Portfolio -- Class II Shares


Growth and Income Portfolio -- Class II Shares


Not all these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:
     -->  Is not a bank deposit
     -->  Is not FDIC insured
     --> Is not insured or endorsed by any bank or any federal government agency
     -->  May not be available in every state
     -->  May go down in value

Allocations made to the Separate Account are not guaranteed. Income Payments made from the Separate Account will depend on the investment performance of the Portfolios selected. YOU BEAR THE INVESTMENT RISK OF ALLOCATING ASSETS TO THE SUBACCOUNTS WHICH INVEST IN THE PORTFOLIOS.

This product has optional benefits available to owners. Not all of the features and benefits described in this prospectus may be available in all states. Should an owner not be able to obtain a certain feature explained in this prospectus, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in a particular state. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits with the possibility that, had you not purchased the optional benefit, your Contract Value before the Income Start Date may have been higher and your Income Payments after the Income Start Date may have been higher.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information dated May 1, 2008, which contains additional information about the contract, has been filed with the SEC and is incorporated by reference into this prospectus. If you would like a free copy of the Statement of Additional Information, you may call us at:

                                  800.352.9910

                                or write us at:

                             6610 West Broad Street
                            Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at WWW.SEC.GOV. Please reference RetireReady-SM- Variable Income Provider when searching for this product.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.......................................   5

FEE TABLES........................................   7

SYNOPSIS..........................................  10

CONDENSED FINANCIAL INFORMATION...................  13

FINANCIAL STATEMENTS..............................  13

THE COMPANY.......................................  13

THE SEPARATE ACCOUNT..............................  13

THE PORTFOLIOS....................................  14

VOTING RIGHTS.....................................  23

ASSET ALLOCATION PROGRAM..........................  23

THE GENERAL ACCOUNT...............................  26

CHARGES AND OTHER DEDUCTIONS......................  27

TRANSACTION EXPENSES..............................  27

THE CONTRACT......................................  29

TRANSFERS.........................................  33

SURRENDER OF THE CONTRACT.........................  38

DEATH PROVISIONS..................................  39

INCOME PAYMENTS...................................  40

TAX MATTERS.......................................  53

REQUESTING PAYMENTS...............................  61

SALE OF THE CONTRACTS.............................  61

ADDITIONAL INFORMATION............................  63

APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF INCOME
PAYMENTS..........................................  66

APPENDIX B -- CONDENSED FINANCIAL INFORMATION.....  68

DEFINITIONS

The following terms are used throughout this prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate your value in each Subaccount prior to the Income Start Date.

ANNUITANT(S) -- The person(s) named in the contract upon whose age and, where appropriate, gender, we use to determine Income Payments.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of Variable Income Payments.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy.

ASSUMED INTEREST RATE -- The interest rate that is used to calculate the number of Annuity Units and Annuity Unit values.

CODE -- The Internal Revenue Code of 1986, as amended.

COMMUTATION --The right to receive a fixed one-time total payment or one of two partial payments instead of receiving Income Payments. Commutation rights are only available if elected with an available rider at the time of application and a period certain payout option is elected.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. The Contract Date is used to determine contract years and contract anniversaries.

CONTRACT VALUE -- Prior to the Income Start Date, the total value of all your Accumulation Units in the Subacounts and any amounts held in the General Account upon any valid redemption request.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment
Strategy.

FIXED INCOME PAYMENT -- The portion of the Income Payment that is supported by the General Account and which does not vary in amount based on the investment experience of the Separate Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- The assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 3 or any other segregated asset account of the Company.

HOME OFFICE -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME PAYMENT -- One of a series of periodic payments made to the Payee(s). The Income Payment is the sum of any Fixed Income Payment and any Variable Income Payment.

INCOME START DATE -- The date of the initial Income Payment. The Income Start Date cannot occur prior to the expiration of the free-look period and must be a date within 12 months of the Contract Date. This date may not be changed once the contract is issued.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model.

PAYEE(S) -- The person(s) or entity(ies) who receive(s) Income Payments. The owner and any joint owner will be the payee(s) unless you designate another Payee(s).

PAYMENT MODE -- The period that indicates the frequency of Income Payments. A Payment Mode cannot provide Income Payments more frequently than monthly and less frequently than annually.

PORTFOLIO -- A division of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 3, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or in all markets.

VALUATION DAY -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

VARIABLE INCOME PAYMENT -- The portion of the Income Payment that is based on the investment experience of one or more Subaccounts.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning or surrendering the contract. The first table describes the fees and expenses that you will pay when you purchase the contract. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Sales Charge(1a)                                    Premium Paid(2a)
----------------                                    ----------------
5.0%                                                $25,000 - $49,999
4.5%                                                $50,000 - $99,999
3.5%                                                $100,000 - $249,999
2.5%                                                $250,000 - $499,999
2.0%                                                $500,000 - $749,999
1.5%                                                $750,000 - $999,999
1.0%                                                $1,000,000 and greater

--------------------------------------------------------------------------------


(1a) The sales charge is deducted prior to applying any remaining premium to your contract.
(2a) We will aggregate all premium payments made to the contract for purposes of assessing a sales charge. We also will aggregate premium paid for purposes of assessing a sales charge when the same owner purchases more than one contract. The owner may not purchase more than one contract with the same Annuitant with an aggregate premium payment of more than $1,000,000 without our prior consent.



The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES

    (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)


                                          CURRENT CHARGES   MAXIMUM CHARGES
----------------------------------------------------------------------------
Mortality and Expense Risk Charge                 0.70%             0.70%
Administrative Expense Charge                     0.00%             0.00%
----------------------------------------------------------------------------


OPTIONAL BENEFITS(1A)

    (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)



---------------------------------------------------------------------------------------------------------
Commutation of Income Payments Rider
 Option(2a)                                                  0.00%                           0.00%
Levelized Income Rider Option                                0.00%                           0.00%
Levelized Income with Commutation Rider
 Option(2a)                                                  0.00%                           0.00%
Levelized Income with Guaranteed Payment
 Floor Rider Options
    -  Levelized Income with a
       Guaranteed Payment Floor Equal to
       50% of the Estimated Initial
       Payment                                               0.00%                           0.00%
    -  Levelized Income with a
       Guaranteed Payment Floor Equal to
       75% of the Estimated Initial
       Payment                                               0.30%                           0.30%
    -  Levelized Income with a Step-Up
       Guaranteed Payment Floor                              0.50%                           1.00%
Commutation of Guaranteed Income
Payments Rider Option(2a)                                    0.00%                           0.00%
---------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES(3A)                                                1.20%                           1.70%


--------------------------------------------------------------------------------

(1a) The riders must be purchased at application. Except for the Levelized Income with Commutation Rider Option and the Commutation of Guaranteed Income Payments Rider Option, none of the rider options may be elected together or in any combination. The Levelized Income with Commutation Rider Option can only be purchased if the owner also has elected the Levelized Income Rider Option. The Commutation of Guaranteed Income Payments Rider Option can only be purchased if the owner also has elected one of the Levelized Income with Guaranteed Payment Floor Rider Options.
     Not all rider options may be available in all states or in all markets. We reserve the right to discontinue offering these rider options at any time and for any reason.
(2a) Rider options with Commutation features are available only if the owner elects a payment plan with a period certain payout option.
(3a) The Maximum Total Separate Account Annual Expenses assume that the owner elected the Levelized Income with a Step-Up Guaranteed Payment Floor Rider Option.

For information concerning compensation paid for the sale of the contract, SEE the "Sale of the Contracts" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES(1A)             MINIMUM   MAXIMUM
------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING
 EXPENSES (BEFORE FEE WAIVERS OR
 REIMBURSEMENTS)                            0.40%     2.35%


--------------------------------------------------------------------------------


(1a) The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

SYNOPSIS

This contract is an individual modified single premium payment variable immediate annuity contract. We may issue this contract as a contract qualified to receive certain tax benefits under the Code (a "Qualified Contract"), or as a contract that is not qualified to receive certain tax benefits under the Code (a "Non-Qualified Contract"). This prospectus provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. SEE "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. A sales charge ranging from 1.0% to 5.0%, depending on the premium payment received, will be deducted from your premium payment prior to applying any remaining premium to your contract. We will aggregate premium paid for purposes of assessing a sales charge when the same contract owner purchases more than one contract. The contract owner may not purchase more than one contract with the same Annuitant with an aggregate premium payment of more than $1,000,000 without our prior consent. During the accumulation period, you can use your net premium payment to purchase Accumulation Units in the Separate Account or purchase interest in the General Account. Prior to the Income Start Date, only 80% of your net premium payment may be allocated to the General Account. On the Income Start Date, your Accumulation Units will be converted to Annuity Units and your interest in the General Account will convert to Fixed Income Payments. After the Income Start Date, you may transfer 100% of your assets to the General Account. You may choose Fixed Income Payments and/or Variable Income Payments. For Variable Income Payments, we base each periodic Income Payment on (i) the number of Annuity Units determined at the time you decide to annuitize and (ii) the value of each Annuity Unit on the date each payment is determined. SEE "The Contract" and the "Income Payments" provisions of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. SEE the "Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payment to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. SEE the "Separate Account" provision of this prospectus.

WHAT IS THE GENERAL ACCOUNT? The General Account pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. We assume the risk of investment gain or loss on amounts allocated to the General Account.

The General Account is not part of and does not depend on the investment performance of the Separate Account. You may only allocate 80% of your premium payment to the General Account prior to the Income Start Date. After the Income Start Date, you may transfer up to 100% of your assets to the General Account. We reserve the right, however, to limit transfers to the General Account to 80% of your net premium payment. The General Account may not be available in all states. SEE "The General Account" and the "Transfers" provisions of this prospectus.


WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We will deduct a sales charge ranging from 1.0% to 5.0%, depending on the amount of premium we receive, prior to applying any remaining premium to your contract. We will aggregate all premium payments made to the contract for purposes of assessing a sales charge. We also will aggregate premium paid for purposes of assessing a sales charge when the same contract owner purchases more than one contract. The contract owner may not purchase more than one contract with the same Annuitant with an aggregate premium payment of more than $1,000,000 without our prior consent.



We assess charges in the aggregate at an effective annual rate of 0.70% of the daily net asset value of the Separate Account. This charge consists of a mortality and expense risk charge. We also assess charges for certain of the optional riders. For a complete discussion of all charges associated with the contract, SEE the "Charges and Other Deductions" provision of this prospectus.


If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from each premium payment, from surrender of the contract if the contract is surrendered prior to the Income Start Date, or if a Commutation rider is elected, from the Commuted Value upon Commutation of the contract. SEE the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees or service share fees, if applicable. SEE the "Fee Tables"
section in this prospectus. These Portfolio expenses are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, SEE the "Sale of the Contracts" provision in this prospectus.

We also offer variable deferred and immediate variable annuity contracts through other separate accounts of the Company which may invest in the same Portfolios offered under this contract. These contracts have different charges and features and may be more suitable for your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call 800.352.9910.

HOW MUCH MUST I PAY? This product is a single premium payment variable immediate annuity. The minimum premium payment needed to purchase this product is $25,000 and the maximum premium payment cannot be greater than $1,000,000 for any Annuitant without our prior consent. In addition, we reserve the right to refuse any premium payment that exceeds an aggregate premium payment of $1,000,000 for any contract issued by the Company or any of its affiliated companies to the same contract owner or with the same named Annuitant(s).

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you Income Payments beginning on the Income Start Date, provided an Annuitant is living on that date. You may elect to have Income Payments made monthly, quarterly, semi-annually or annually. However, once Income Payments begin, the frequency of Income Payments cannot change.

You may elect to receive Variable Income Payments and/or Fixed Income Payments. If you elect to receive Fixed Income Payments and if your Income Start Date is within 90 days of the Contract Date, we will calculate your initial Fixed Income Payment using the net payout rate for a single premium annuity in effect on the Contract Date. If you elect to receive Fixed Income Payments and if your Income Start Date is greater than 90 days after the Contract Date, we will calculate your initial Fixed Income Payment using the net payout rate in effect on your Income Start Date. The rate is based on the Annuitant(s)' age and gender, if applicable, and the Income Payment Plan selected. On each anniversary of the Income Start Date, your Fixed Income Payment will increase by the cost of living adjustment stated in your contract. This amount may vary from contract to contract and by the state in which the contract is issued. Variable Income Payments will reflect the investment experience of the Subaccounts you select. The Variable Income Payment for each Subaccount is based on the number of Annuity Units for the

Subaccount multiplied by the applicable Annuity Unit value for the Subaccount on the payment date. If the payment date is not a Valuation Day, the Annuity Unit value will be as of the most recent Valuation Day prior to the payment date. SEE the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE? Before the Income Start Date, if an owner, joint owner, or any Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. SEE "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG THE INVESTMENT OPTIONS? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. In addition, there may be additional transfer limitations imposed by the Portfolios. The minimum transfer amount is currently $100 or the entire balance of the Subaccount if the transfer will leave a balance of less than $100. You may also make transfers to and from the Subaccounts and General Account, subject to certain restrictions. SEE the "Transfers" and "General Account" provisions of this prospectus, as well as the prospectuses for each available Portfolio.

MAY I SURRENDER THE CONTRACT OR COMMUTE ANY INCOME PAYMENTS? Yes. You may surrender this contract any time prior to the Income Start Date. Your surrender amount will be equal to the Contract Value, minus any applicable premium tax assessed, as of the Valuation Day your written request to surrender is received by our Home Office in good order ("Surrender Value").

After the Income Start Date, provided you have elected the applicable rider option and your period certain has not terminated, you may commute the Income Payments remaining in the period certain. If an Annuitant is still living on the first day after the period certain has terminated, Income Payments will resume until the death of the last surviving Annuitant.

If you surrender the contract or commute Income Payments, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or Commutation, a 10% Internal Revenue Service ("IRS") penalty tax. A surrender or Commutation may also be subject to tax withholding. SEE the "Federal Tax Matters" provision of this prospectus.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require longer periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to the Contract Value, plus any sales charges and premium tax taken by the Company prior to allocating the net premium to the contract. Or if required by the law of your state, we will refund your premium payment, including any sales charges and premium tax taken by the Company, less any previous payments made. SEE the "Return Privilege" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your application, we will allocate your net premium payment directly to the Subaccounts that correspond to the Portfolios you choose or to the General Account if you so elect on the application. SEE "The Contract -- Allocation of Net Premium."

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender (including surrender due to death) or Commutation of the period certain (if one of the Commutation rider options is elected and the benefits are commuted), will generally result in taxable income if there has been an increase in account value. In certain circumstances, a 10% IRS penalty tax may apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long-term capital gains and corporate dividends. SEE the "Federal Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of unit values.

Please SEE Appendix B of this prospectus for tables of Accumulation Unit values.

FINANCIAL STATEMENTS


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call
800.352.9910 or write our Home Office at the address listed on page 1 of the prospectus. In addition, the Statement of Additional Information is available on the SEC's website at WWW.SEC.GOV (word search RetireReady-SM- Variable Income Provider under Company Filings). The SEC website is a uniform resource locator
(URL) and an inactive textual reference only; this reference is not intended to incorporate the SEC website into this prospectus.


THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on June 22, 2006. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. We use the Separate Account to support the contract, as well as other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subacccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct. Guarantees made under the Contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount that corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate the single premium payment. There are limitations on the number of transfers that may be made each calendar year. SEE the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your single premium payment and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at 800.352.9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS    AIM V.I. BASIC VALUE FUND --    Long-term growth of capital.    Invesco AIM Advisors, Inc.
                                SERIES II SHARES                                                (fomerly, A I M
                                                                                                Advisors, Inc.) (subadvised
                                                                                                by AIM Funds Management Inc.;
                                                                                                Invesco Global Asset
                                                                                                Management (N.A.), Inc.;
                                                                                                Invesco Institutional
                                                                                                (N.A.), Inc.; Invesco Senior
                                                                                                Secured Management, Inc.;
                                                                                                Invesco Hong Kong Limited;
                                                                                                Invesco Asset Management
                                                                                                Limited; Invesco Asset
                                                                                                Management (Japan) Limited;
                                                                                                Invesco Asset Management
                                                                                                Deutschland, GmbH; and Invesco
                                                                                                Australia Limited)
                                ----------------------------------------------------------------------------------------------
                                AIM V.I. CAPITAL APPRECIATION   Growth of capital.              Invesco AIM Advisors, Inc.
                                FUND -- SERIES I SHARES                                         (fomerly, A I M
                                                                                                Advisors, Inc.) (subadvised
                                                                                                by AIM Funds Management Inc.;
                                                                                                Invesco Global Asset
                                                                                                Management (N.A.), Inc.;
                                                                                                Invesco Institutional
                                                                                                (N.A.), Inc.; Invesco Senior
                                                                                                Secured Management, Inc.;
                                                                                                Invesco Hong Kong Limited;
                                                                                                Invesco Asset Management
                                                                                                Limited; Invesco Asset
                                                                                                Management (Japan) Limited;
                                                                                                Invesco Asset Management
                                                                                                Deutschland, GmbH; and Invesco
                                                                                                Australia Limited)
                                ----------------------------------------------------------------------------------------------
                                AIM V.I. CORE EQUITY FUND --    Growth of capital.              Invesco AIM Advisors, Inc.
                                SERIES I SHARES                                                 (fomerly, A I M
                                                                                                Advisors, Inc.) (subadvised
                                                                                                by AIM Funds Management Inc.;
                                                                                                Invesco Global Asset
                                                                                                Management (N.A.), Inc.;
                                                                                                Invesco Institutional
                                                                                                (N.A.), Inc.; Invesco Senior
                                                                                                Secured Management, Inc.;
                                                                                                Invesco Hong Kong Limited;
                                                                                                Invesco Asset Management
                                                                                                Limited; Invesco Asset
                                                                                                Management (Japan) Limited;
                                                                                                Invesco Asset Management
                                                                                                Deutschland, GmbH; and Invesco
                                                                                                Australia Limited)
                                ----------------------------------------------------------------------------------------------
                                AIM V.I. INTERNATIONAL GROWTH   Long-term growth of capital.    Invesco AIM Advisors, Inc.
                                FUND -- SERIES II SHARES                                        (fomerly, A I M
                                                                                                Advisors, Inc.) (subadvised
                                                                                                by AIM Funds Management Inc.;
                                                                                                Invesco Global Asset
                                                                                                Management (N.A.), Inc.;
                                                                                                Invesco Institutional
                                                                                                (N.A.), Inc.; Invesco Senior
                                                                                                Secured Management, Inc.;
                                                                                                Invesco Hong Kong Limited;
                                                                                                Invesco Asset Management
                                                                                                Limited; Invesco Asset
                                                                                                Management (Japan) Limited;
                                                                                                Invesco Asset Management
                                                                                                Deutschland, GmbH; and Invesco
                                                                                                Australia Limited)
                                ----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE      ALLIANCEBERNSTEIN GLOBAL        Long-term growth of capital.    AllianceBernstein, L.P.
PRODUCTS SERIES FUND, INC.      TECHNOLOGY PORTFOLIO --
                                CLASS B
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN GROWTH AND    Long-term growth of capital.    AllianceBernstein, L.P.
                                INCOME PORTFOLIO -- CLASS B
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN               Long-term growth of capital.    AllianceBernstein, L.P.
                                INTERNATIONAL VALUE
                                PORTFOLIO -- CLASS B
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN LARGE CAP     Long-term growth of capital.    AllianceBernstein, L.P.
                                GROWTH PORTFOLIO -- CLASS B
                                ----------------------------------------------------------------------------------------------

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SMALL CAP     Long-term growth of capital.    AllianceBernstein, L.P.
                                GROWTH PORTFOLIO -- CLASS B
                                ----------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE       VP INFLATION PROTECTION         Pursues long-term total return  American Century Investment
PORTFOLIOS II, INC.             FUND -- CLASS II                using a strategy that seeks to  Management, Inc.
                                                                protect against U.S.
                                                                inflation.
                                ----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES       BLACKROCK BASIC VALUE V.I.      Seeks capital appreciation,     BlackRock Advisors, LLC
FUNDS, INC.                     FUND -- CLASS III SHARES        and secondarily, income.        (subadvised by BlackRock
                                                                                                Investment Management, LLC)
                                ----------------------------------------------------------------------------------------------
                                BLACKROCK GLOBAL ALLOCATION     Seeks high total investment     BlackRock Advisors, LLC
                                V.I. FUND -- CLASS III SHARES   return.                         (subadvised by BlackRock
                                                                                                Investment Management, LLC)
                                ----------------------------------------------------------------------------------------------
                                BLACKROCK LARGE CAP GROWTH      Seeks long-term capital         BlackRock Advisors, LLC
                                V.I. FUND -- CLASS III SHARES   growth.                         (subadvised by BlackRock
                                                                                                Investment Management, LLC)
                                ----------------------------------------------------------------------------------------------
                                BLACKROCK VALUE OPPORTUNITIES   Seeks long-term growth of       BlackRock Advisors (subadvised
                                V.I. FUND -- CLASS III SHARES   capital.                        by BlackRock Investment
                                                                                                Management, LLC)
                                ----------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE         COLUMBIA MARSICO GROWTH FUND,   The fund seeks long-term        Columbia Management Advisors,
INSURANCE TRUST I               VARIABLE SERIES -- CLASS A      growth of capital.              LLC (subadvised by Marsico
                                                                                                Capital Management, LLC)
                                ----------------------------------------------------------------------------------------------
                                COLUMBIA MARSICO INTERNATIONAL  The fund seeks long-term        Columbia Management Advisors,
                                OPPORTUNITIES FUND, VARIABLE    growth of capital.              LLC (subadvised by Marsico
                                SERIES -- CLASS B                                               Capital Management, LLC)
                                ----------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST      VT FLOATING-RATE INCOME FUND    To provide a high level of      Eaton Vance Management
                                                                current income.
                                ----------------------------------------------------------------------------------------------
                                VT WORLDWIDE HEALTH SCIENCES    Seeks long-term capital growth  OrbiMed Advisors LLC
                                FUND                            by investing in a worldwide
                                                                and diversified portfolio of
                                                                health sciences companies.
                                ----------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY      EVERGREEN VA OMEGA FUND --      Seeks long-term capital         Evergreen Investment
TRUST                           CLASS 2                         growth.                         Management Company, LLC
                                ----------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES      FEDERATED HIGH INCOME BOND      Seeks high current income by    Federated Investment
                                FUND II -- SERVICE SHARES       investing in lower-rated        Management Company
                                                                corporate debt obligations,
                                                                commonly referred to as "junk
                                                                bonds."
                                ----------------------------------------------------------------------------------------------
                                FEDERATED KAUFMANN FUND II --   Seeks capital appreciation.     Federated Equity Management
                                SERVICE SHARES                                                  Company of Pennsylvania
                                                                                                (subadvised by Federated
                                                                                                Global Investment Management
                                                                                                Corp.)
                                ----------------------------------------------------------------------------------------------
FIDELITY-Registered Trademark-  VIP BALANCED PORTFOLIO --       Seeks income and capital        Fidelity Management & Research
VARIABLE INSURANCE PRODUCTS     SERVICE CLASS 2                 growth consistent with          Company (FMR) (subadvised by
FUND                                                            reasonable risk.                Fidelity Investments Money
                                                                                                Management, Inc. (FIMM), FMR
                                                                                                Co., Inc. (FMRC), Fidelity
                                                                                                Research & Analysis Company
                                                                                                (FRAC), Fidelity Management &
                                                                                                Research (U.K.) Inc. (FMR
                                                                                                U.K.), Fidelity International
                                                                                                Investment Advisors (FIIA),
                                                                                                Fidelity International
                                                                                                Investment Advisors (U.K.)
                                                                                                Limited (FIIA(U.K.)L), and
                                                                                                Fidelity Investments Japan
                                                                                                Limited (FIJ))
                                ----------------------------------------------------------------------------------------------
                                VIP CONTRAFUND-REGISTERED       Seeks long-term capital         FMR (subadvised by FMRC, FRAC,
                                TRADEMARK- PORTFOLIO --         appreciation.                   FMR U.K., FIIA, FIIA(U.K.)L,
                                SERVICE CLASS 2                                                 and FIJ)
                                ----------------------------------------------------------------------------------------------
                                VIP DYNAMIC CAPITAL             Seeks capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                APPRECIATION PORTFOLIO --                                       FMR U.K., FIIA, FIIA(U.K.)L,
                                SERVICE CLASS 2                                                 and FIJ)
                                ----------------------------------------------------------------------------------------------

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
                                VIP EQUITY-INCOME PORTFOLIO --  Seeks reasonable income. The    FMR (subadvised by FMRC, FRAC,
                                SERVICE CLASS 2                 fund will also consider the     FMR U.K., FIIA, FIIA(U.K.)L,
                                                                potential for capital           and FIJ)
                                                                appreciation. The fund's goal
                                                                is to achieve a yield which
                                                                exceeds the composite yield on
                                                                the securities comprising the
                                                                Standard & Poors 500-SM- Index
                                                                (S&P 500-Registered
                                                                Trademark-).
                                ----------------------------------------------------------------------------------------------
                                VIP GROWTH PORTFOLIO --         Seeks to achieve capital        FMR (subadvised by FMRC, FRAC,
                                SERVICE CLASS 2                 appreciation.                   FMR U.K., FIIA, FIIA(U.K.)L,
                                                                                                and FIJ)
                                ----------------------------------------------------------------------------------------------
                                VIP GROWTH & INCOME             Seeks high total return         FMR (subadvised by FMRC, FRAC,
                                PORTFOLIO -- SERVICE CLASS 2    through a combination of        FMR U.K., FIIA, FIIA(U.K.)L,
                                                                current income and capital      and FIJ)
                                                                appreciation.
                                ----------------------------------------------------------------------------------------------
                                VIP MID CAP PORTFOLIO --        Seeks long-term growth of       FMR (subadvised by FMRC, FRAC,
                                SERVICE CLASS 2                 capital.                        FMR U.K., FIIA, FIIA(U.K.)L,
                                                                                                and FIJ)
                                ----------------------------------------------------------------------------------------------
                                VIP VALUE STRATEGIES            Seeks capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                PORTFOLIO -- SERVICE CLASS 2                                    FMR U.K., FIIA, FIIA(U.K.)L,
                                                                                                and FIJ)
                                ----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE     FRANKLIN INCOME SECURITIES      Seeks to maximize income while  Franklin Advisers, Inc.
INSURANCE PRODUCTS TRUST        FUND -- CLASS 2 SHARES          maintaining prospects for
                                                                capital appreciation. The fund
                                                                normally invests in both
                                                                equity and debt securities.
                                                                The fund seeks income by
                                                                investing in corporate,
                                                                foreign and U.S. Treasury
                                                                bonds as well as stocks with
                                                                dividend yields the manager
                                                                believes are attractive.
                                ----------------------------------------------------------------------------------------------
                                MUTUAL DISCOVERY SECURITIES     Seeks capital appreciation.     Franklin Mutual Advisers, LLC
                                FUND -- CLASS 2                 The fund normally invests
                                                                mainly in U.S. and foreign
                                                                equity securities that the
                                                                manager believes are
                                                                undervalued. The fund also
                                                                invests, to a lesser extent,
                                                                in risk arbitrage securities
                                                                and distressed companies.
                                ----------------------------------------------------------------------------------------------
                                MUTUAL SHARES SECURITIES        Seeks capital appreciation,     Franklin Mutual Advisers, LLC
                                FUND -- CLASS 2 SHARES          with income as a secondary
                                                                goal. The fund normally
                                                                invests primarily in U.S. and
                                                                foreign equity securities that
                                                                the manager believes are
                                                                undervalued. The fund also
                                                                invests, to a lesser extent in
                                                                risk arbitrage securities and
                                                                distressed companies.
                                ----------------------------------------------------------------------------------------------
                                TEMPLETON GROWTH SECURITIES     Seeks long-term capital         Templeton Global Advisors
                                FUND -- CLASS 2 SHARES          growth. The fund normally       Limited
                                                                invests primarily in equity
                                                                securities of companies
                                                                located anywhere in the world,
                                                                including those in the U.S.
                                                                and in emerging markets.
                                ----------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.      CORE VALUE EQUITY FUND --       Seeks long-term growth of       GE Asset Management
                                CLASS 1 SHARES (FOMERLY,        capital and future income.      Incorporated
                                VALUE EQUITY FUND)
                                ----------------------------------------------------------------------------------------------
                                INCOME FUND -- CLASS 1 SHARES   Seeks maximum income            GE Asset Management
                                                                consistent with prudent         Incorporated
                                                                investment management and the
                                                                preservation of capital.
                                ----------------------------------------------------------------------------------------------
                                MID-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of       GE Asset Management
                                SHARES                          capital and future income.      Incorporated
                                ----------------------------------------------------------------------------------------------
                                MONEY MARKET FUND(1A)           Seeks a high level of current   GE Asset Management
                                                                income consistent with the      Incorporated
                                                                preservation of capital and
                                                                maintenance of liquidity.
                                ----------------------------------------------------------------------------------------------


------------------------------------------

(1a) During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
                                PREMIER GROWTH EQUITY FUND --   Seeks long-term growth of       GE Asset Management
                                CLASS 1 SHARES                  capital and future income       Incorporated
                                                                rather than current income.
                                ----------------------------------------------------------------------------------------------
                                REAL ESTATE SECURITIES FUND --  Seeks maximum total return      GE Asset Management
                                CLASS 1 SHARES                  through current income and      Incorporated (subadvised by
                                                                capital appreciation.           Urdang Securities
                                                                                                Management, Inc.)
                                ----------------------------------------------------------------------------------------------
                                S&P 500-REGISTERED TRADEMARK-   Seeks growth of capital and     GE Asset Management
                                INDEX FUND(1A)                  accumulation of income that     Incorporated (subadvised by
                                                                corresponds to the investment   SSgA Funds Management, Inc.)
                                                                return of S&P's 500 Composite
                                                                Stock Index.
                                ----------------------------------------------------------------------------------------------
                                SMALL-CAP EQUITY FUND --        Seeks long-term growth of       GE Asset Management
                                CLASS 1 SHARES                  capital.                        Incorporated (subadvised by
                                                                                                Palisade Capital Management,
                                                                                                L.L.C.)
                                ----------------------------------------------------------------------------------------------
                                TOTAL RETURN FUND -- CLASS 3    Seeks the highest total         GE Asset Management
                                SHARES                          return, composed of current     Incorporated
                                                                income and capital
                                                                appreciation, as is consistent
                                                                with prudent investment risk.
                                ----------------------------------------------------------------------------------------------
                                U.S. EQUITY FUND -- CLASS 1     Seeks long-term growth of       GE Asset Management
                                SHARES                          capital.                        Incorporated
                                ----------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE          GOLDMAN SACHS CAPITAL GROWTH    Seeks long-term growth of       Goldman Sachs Asset
INSURANCE TRUST                 FUND -- SERVICE SHARES          capital.                        Management, L.P.
                                ----------------------------------------------------------------------------------------------
                                GOLDMAN SACHS GROWTH AND        Seeks long-term growth of       Goldman Sachs Asset
                                INCOME FUND -- SERVICE SHARES   capital and growth of income.   Management, L.P.
                                ----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES              BALANCED PORTFOLIO -- SERVICE   Seeks long-term capital         Janus Capital Management LLC
                                SHARES                          growth, consistent with
                                                                preservation of capital and
                                                                balanced by current income.
                                ----------------------------------------------------------------------------------------------
                                FORTY PORTFOLIO -- SERVICE      A non-diversified               Janus Capital Management LLC
                                SHARES                          portfolio(2a) that seeks
                                                                long-term growth of capital.
                                ----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE    LEGG MASON PARTNERS VARIABLE    Seeks capital appreciation.     Legg Mason Partners Fund
EQUITY TRUST                    AGGRESSIVE GROWTH PORTFOLIO --  This objective may be changed   Advisor, LLC (subadvised by
                                CLASS II                        without shareholder approval.   ClearBridge Advisors, LLC)
                                ----------------------------------------------------------------------------------------------
                                LEGG MASON PARTNERS VARIABLE    Seeks long-term capital growth  Legg Mason Partners Fund
                                FUNDAMENTAL VALUE PORTFOLIO --  with income as a secondary      Advisor, LLC (subadvised by
                                CLASS I                         consideration. This objective   ClearBridge Advisors, LLC)
                                                                may be changed without
                                                                shareholder approval.
                                ----------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.   AMERICA'S VALUE PORTFOLIO --    Seeks current income and        Lord, Abbett & Co. LLC
                                CLASS VC SHARES                 capital appreciation.
                                ----------------------------------------------------------------------------------------------
                                BOND-DEBENTURE PORTFOLIO --     Seeks high current income and   Lord, Abbett & Co. LLC
                                CLASS VC SHARES                 the opportunity for capital
                                                                appreciation to produce a high
                                                                total return.
                                ----------------------------------------------------------------------------------------------
                                GROWTH OPPORTUNITIES            Seeks capital appreciation      Lord, Abbett & Co. LLC
                                PORTFOLIO -- CLASS VC SHARES
                                ----------------------------------------------------------------------------------------------
                                GROWTH AND INCOME PORTFOLIO --  Seeks long-term growth of       Lord, Abbett & Co. LLC
                                CLASS VC SHARES                 capital and income without
                                                                excessive fluctuations in
                                                                market value.
                                ----------------------------------------------------------------------------------------------
                                INTERNATIONAL PORTFOLIO --      Seeks long-term capital         Lord, Abbett & Co. LLC
                                CLASS VC SHARES                 appreciation.
                                ----------------------------------------------------------------------------------------------


------------------------------------------


(1a) "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500-Registered Trademark- Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.
(2a) A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
MFS-Registered Trademark-       MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
VARIABLE INSURANCE TRUST        INVESTORS GROWTH STOCK          objective is to seek capital    Services Company
                                SERIES -- SERVICE CLASS SHARES  appreciation. The fund's
                                                                objective may be changed
                                                                without shareholder approval.
                                ----------------------------------------------------------------------------------------------
                                MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
                                INVESTORS TRUST SERIES --       objective is to seek capital    Services Company
                                SERVICE CLASS SHARES            appreciation. The fund's
                                                                objective may be changed
                                                                without shareholder approval.
                                ----------------------------------------------------------------------------------------------
                                MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
                                TOTAL RETURN SERIES --          objective is to seek total      Services Company
                                SERVICE CLASS SHARES            return. The fund's objective
                                                                may be changed without
                                                                shareholder approval.
                                ----------------------------------------------------------------------------------------------
                                MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
                                UTILITIES SERIES -- SERVICE     objective is to seek total      Services Company
                                CLASS SHARES                    return. The fund's objective
                                                                may be changed without
                                                                shareholder approval.
                                ----------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT    OPPENHEIMER BALANCED            Seeks a high total investment   OppenheimerFunds, Inc.
FUNDS                           FUND/VA -- SERVICE SHARES       return, which includes current
                                                                income and capital
                                                                appreciation in the value of
                                                                its shares.
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER CAPITAL             Seeks capital appreciation by   OppenheimerFunds, Inc.
                                APPRECIATION FUND/VA --         investing in securities of
                                SERVICE SHARES                  well-known, established
                                                                companies.
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER GLOBAL SECURITIES   Seeks long-term capital         OppenheimerFunds, Inc.
                                FUND/VA -- SERVICE SHARES       appreciation by investing a
                                                                substantial portion of its
                                                                assets in securities of
                                                                foreign issuers, "growth type"
                                                                companies, cyclical industries
                                                                and special situations that
                                                                are considered to have
                                                                appreciation possibilities.
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER MAIN STREET FUND/   Seeks high total return (which  OppenheimerFunds, Inc.
                                VA -- SERVICE SHARES            includes growth in the value
                                                                of its shares as well as
                                                                current income) from equity
                                                                and debt securities.
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER MAIN STREET SMALL   Seeks capital appreciation.     OppenheimerFunds, Inc.
                                CAP FUND/VA -- SERVICE SHARES
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER MIDCAP FUND/VA --   Seeks capital appreciation by   OppenheimerFunds, Inc.
                                SERVICE SHARES                  investing in "growth type"
                                                                companies.
                                ----------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST  ALL ASSET PORTFOLIO -- ADVISOR  Seeks maximum real return       Pacific Investment Management
                                CLASS SHARES                    consistent with preservation    Company LLC
                                                                of real capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------
                                HIGH YIELD PORTFOLIO --         Seeks maximum total return,     Pacific Investment Management
                                ADMINISTRATIVE CLASS SHARES     consistent with preservation    Company LLC
                                                                of capital and prudent
                                                                investment management. Invests
                                                                at least 80% of its assets in
                                                                a diversified portfolio of
                                                                high yield securities ("junk
                                                                bonds") rated below investment
                                                                grade but rated at least Caa
                                                                by Moody's or CCC by S&P, or,
                                                                if unrated, determined by
                                                                PIMCO to be of comparable
                                                                quality, subject to a maximum
                                                                of 5% of total assets in
                                                                securities rated Caa by
                                                                Moody's or CCC by S&P, or, if
                                                                unrated determined by PIMCO to
                                                                be of comparable quality.
                                ----------------------------------------------------------------------------------------------

                                                                                                ADVISER (AND SUB-ADVISER(S),
                                SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE            AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
                                LONG-TERM U.S. GOVERNMENT       Seeks maximum total return,     Pacific Investment Management
                                PORTFOLIO -- ADMINISTRATIVE     consistent with preservation    Company LLC
                                CLASS SHARES                    of capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------
                                LOW DURATION PORTFOLIO --       Seeks maximum total return,     Pacific Investment Management
                                ADMINISTRATIVE CLASS SHARES     consistent with preservation    Company LLC
                                                                of capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------
                                TOTAL RETURN PORTFOLIO --       Seeks maximum total return,     Pacific Investment Management
                                ADMINISTRATIVE CLASS SHARES     consistent with preservation    Company LLC
                                                                of capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND      JENNISON PORTFOLIO -- CLASS II  Seeks long-term growth of       Prudential Investments LLC
                                SHARES                          capital.                        (subadvised by Jennison
                                                                                                Associates LLC)
                                ----------------------------------------------------------------------------------------------
                                JENNISON 20/20 FOCUS            Seeks long-term growth of       Prudential Investments LLC
                                PORTFOLIO -- CLASS II SHARES    capital.                        (subadvised by Jennison
                                                                                                Associates LLC)
                                ----------------------------------------------------------------------------------------------
                                NATURAL RESOURCES PORTFOLIO --  Seeks long-term growth of       Prudential Investments LLC
                                CLASS II SHARES                 capital.                        (subadvised by Jennison
                                                                                                Associates LLC)
                                ----------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST            NASDAQ -- 100-REGISTERED        Seeks to provide investment     Rydex Investments
                                TRADEMARK- FUND (FORMERLY, OTC  results that correspond to a
                                FUND)(1A)                       benchmark for over-the-counter
                                                                securities. The portfolio's
                                                                current benchmark is the
                                                                NASDAQ 100 Index-TM-.
                                ----------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL     EQUITY AND INCOME PORTFOLIO --  Seeks both capital              Morgan Stanley Investment
FUNDS, INC.                     CLASS II                        appreciation and current        Management Inc.
                                                                income.
                                ----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT      COMSTOCK PORTFOLIO -- CLASS II  Seeks capital growth and        Van Kampen Asset Management
TRUST                           SHARES                          income through investments in
                                                                equity securities, including
                                                                common stocks, preferred
                                                                stocks and securities
                                                                convertible into common and
                                                                preferred stocks.
                                ----------------------------------------------------------------------------------------------
                                GROWTH AND INCOME PORTFOLIO --  Seeks long-term growth of       Van Kampen Asset Management
                                CLASS II SHARES                 capital and income.
                                ----------------------------------------------------------------------------------------------


------------------------------------------

(1a) The NASDAQ 100 Index-TM- is an unmanaged index that is a widely recognized indicator of OTC Market performance

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay surrender (including any surrender made due to death) or Commutation proceeds, to make Income Payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act. We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before notice from the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

(1)  the investment objective of the Portfolio;
(2)  the Portfolio's performance history;
(3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and
(4)  the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.


We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:

 VT Floating-Rate Income Fund

 VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:

 Evergreen VA Omega Fund -- Class 2

PIMCO Variable Insurance Trust:

 All Asset Portfolio -- Advisor Class Shares

 High Yield Portfolio -- Administrative Class
   Shares

 Long-Term U.S. Government Portfolio --
   Administrative Class Shares

 Low Duration Portfolio -- Administrative
   Class Shares

 Total Return Portfolio -- Administrative
   Class Shares

The Prudential Series Fund:

 Jennison Portfolio -- Class II

 Jennison 20/20 Portfolio -- Class II

 Natural Resources Portfolio -- Class II


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives fees pursuant to an adopted distribution plan pursuant to Rule 12b-1 under the 1940 Act from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS-Registered Trademark- Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The

Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. SEE the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


VOTING RIGHTS

As required by law, we will vote shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interest in a Portfolio will be notified of issues requiring a shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

This type of voting, often referred to as "proportional voting," permits all contract owners in this contract, as well as contract owners from other variable annuity contracts and variable life insurance policies who have assets allocated to Subaccounts which invest in the Portfolios ("Beneficial Shareholders") to participate in the voting process.

Proportional voting does not require a predetermined number of votes for a quorum and if the majority Beneficial Shareholders do not participate in the voting process, a minority number of Beneficial Shareholders can determine the result.

Since the Portfolios generally may engaged in shared funding, other persons or entities besides us may vote shares of the Portfolios.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM.

GENERAL

The Asset Allocation Program is an asset allocation service that is made available to you in conjunction with your broker at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your assets among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Your broker-dealer firm will make available an asset allocation model ("Asset Allocation Model" or "Model") acceptable to us based on our risk tolerance with respect to our exposure to pay benefits under the Levelized Income with Guaranteed Payment Floor Rider Options, in conjunction with a profile of an investor's investment time horizon and willingness to accept investment risk.

The Asset Allocation Model is designed for use in two different circumstances as discussed below.

--> The Levelized Income with Guaranteed Payment Floor Rider Options are designed to provide protection against market downturns. To ensure that contract owners' assets are invested consistent with an appropriate level of risk under one of these riders, we require the assets to be invested only in an Investment Strategy. The Model provided by your brokerage firm and deemed acceptable to us may be elected as the Investment Strategy by owners that purchase one of these rider options.

--> owners that do not purchase one of the Levelized Income with Guaranteed Payment Floor Rider Options may also elect to participate in the Asset Allocation Program. These owners may also choose the Model provided by their brokerage firm.

If you elect to participate in the Asset Allocation Program, your initial premium payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select with your registered representative. Any subsequent premium payments made during the period permitted under the contract will also be allocated accordingly, unless you instruct us otherwise in writing.

If you elect to participate in the Asset Allocation Program, you must participate in monthly portfolio rebalancing ("monthly rebalancing"). We also encourage you to provide written authorization for your broker to reallocate your assets or premium payments, as appropriate, in accordance with the Model you select as it is updated from time to time.

Please note that you may elect not to give your broker authorization to reallocate your assets. If you have elected one of the rider options and you remain in a prescribed Investment Strategy (which would include both the current and prior Asset Allocation Models as part of the prescribed Investment Strategy) your benefits under the rider option will not be reduced. However, if you have elected one of the rider options and you are not allocated in accordance with a prescribed Investment Strategy (for instance, you or someone on your behalf makes a transfer which results in your allocations not being invested in accordance with a current or prior Asset Allocation Model or one of the Designated Subaccounts), your benefits under the rider may be reduced (SEE the "Transfers" and "Optional Riders -- Available with Income Payments" provisions of this prospectus).

The Asset Allocation Model is being made available by your brokerage firm. We reserve the right to reject changes to any Asset Allocation Model made by your brokerage firm that would not meet our specified risk tolerance requirements. Our risk tolerance requirements of a target allocation mix of 60% equities and 40% fixed income will not change. We are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to owners in conjunction with your brokerage firm.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap) or the type of issuer (e.g., domestic or foreign).

SELECTING AN ASSET ALLOCATION MODEL

If you purchase one of the Levelized Income with Guaranteed Payment Floor Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your assets (and subsequent premium payments, if applicable) to the Model. If you elect to participate in the Asset Allocation Program and you have not elected one of rider options, you may also choose the Model for your allocations.

You should consult with your registered representative on your decision regarding whether to elect the Asset Allocation Model. Your registered representative can assist you in determining whether the Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should elect to participate in the Model, continue participation in the Model (or, if you have purchased one of the rider options, whether you should transfer your assets to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change participation in the

Model or to transfer to one or more Designated Subaccounts.

You may, in consultation with your registered representative, utilize an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, whether to elect the Model, or to transfer to one or more Designated Subaccounts, as the case may be, at a later time. We do not bear any responsibility for this decision. YOU MAY CHANGE OR TRANSFER TO ONE OR MORE DESIGNATED SUBACCOUNTS, AS THE CASE MAY BE, AT ANY TIME WITH A PROPER WRITTEN REQUEST OR BY TELEPHONE OR ELECTRONIC INSTRUCTIONS, PROVIDED A VALID TELEPHONE/ ELECTRONIC AUTHORIZATION IS ON FILE WITH US.

MONTHLY REBALANCING

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of assets, we rebalance your assets to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for the Model. This monthly rebalancing takes account of:

  --> increases and decreases in assets in each Subaccount due to Subaccount performance; and

  --> increases and decreases in value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and premium payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

RISKS

Although the Asset Allocation Model is designed to optimize returns given the various levels of risk, there is no assurance that a Portfolio in the Model will not lose money or not experience volatility. Investment performance of your assets in the Separate Account could be better or worse by participating in an Asset Allocation Model than if you had not participated. The Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combination of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your assets in the Separate Account will fluctuate, and when redeemed, may be worth more or less than the original cost.

The Asset Allocation Model may not perform as intended. Although your brokerage firm has designed the Model to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Model is based, which could cause the Model to be ineffective or less effective in reducing volatility.

Your brokerage firm may update the Asset Allocation Model. However, we reserve the right to reject changes to any Asset Allocation Model made by your brokerage firm that would not meet our specified risk tolerance requirements. Periodic updating of the Asset Allocation Model can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Model.

THE MODEL

You should review this information carefully before selecting this Model. The Model is categorized by us as and your brokerage firm as a Moderate Allocation. The following describes the type of investor and investment objective of this type of Asset Allocation Model.

                Moderate
         Asset Allocation Model
                "Model"
-----------------------------------------------
               INVESTOR PROFILE
-----------------------------------------------
Investor is willing to accept a moderate
level of risk, has a moderately long
term (10 to 20 years) investment time
horizon and is looking for an investment
with the opportunity for long term
moderate growth.
-----------------------------------------------
              INVESTOR OBJECTIVE
-----------------------------------------------
Growth of capital with a low to moderate
level of current income. Target
allocation mix is 60% equities and 40%
fixed income.
-----------------------------------------------

THE GENERAL ACCOUNT

The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in our General Account under the Securities Act of 1933 (the "1933 Act"), nor have we registered our General Account as an investment company under the 1940 Act. Accordingly, the interests in our General Account are not generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The General Account may not be available in all states.

We credit the portion of the assets allocated to the General Account with interest (as described below). Assets allocated to the General Account are subject to some, but not all, of the charges we assess in connection with your contract. SEE the "Charges and Other Deductions" provision of this prospectus.

Generally, you may allocate your premium payments and/or transfer assets to the General Account. We may limit the amount that may be allocated to the General Account. Currently, no more than 80% of your total net premium payment may be allocated to the General Account prior to the Income Start Date. After the Income Start Date, you may allocate up to 100% of your assets to the General Account. We reserve the right, however, to limit the amount that may be transferred to the General Account to 80% of your total net premium payment. We generally exercise our right to limit or refuse allocations to the General Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the General Account are credited interest (as described below). Assets allocated to the General Account are subject to some, but not all, of the charges we assess in connection with your contract. SEE the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the General Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us; general economic trends; and competitive factors. Amounts you allocate to the General Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commission to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and costs of contract benefits through fees and charges imposed under the contracts. SEE the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the General Account are not subject to the mortality and expense risk charge or any charges assessed for the rider options.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

-->  processing applications for and issuing the contracts;

-->  maintaining records;

-->  administering Income Payments;

--> furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

-->  reconciling and depositing cash receipts;

-->  providing contract confirmations and periodic statements;

-->  providing toll-free inquiry services; and

-->  furnishing telephone and internet transaction services.

The risks we assume include:

--> the risk that the actual lifespan of persons receiving Income Payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

--> the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the sales charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SALES CHARGE


A sales charge will be deducted from your premium payment prior to applying any remaining premium to your contract. The amount of sales charge deducted ranges depending upon the amount of premium received. We will aggregate all premium payments made to the contract for purposes of assessing a sales charge. We also will aggregate premium paid for purposes of assessing a sales charge when the same contract owner purchases more than one contract. The contract owner may not purchase more than one contract with the same Annuitant with an aggregate premium payment of more than $1,000,000 without our prior consent. The sales charge is as follows:


Sales Charge                                                           Premium Paid
------------                                        --------------------------------------------------
5.0%                                                $25,000-49,999
4.5%                                                $50,000-99,999
3.5%                                                $100,000-249,999
2.5%                                                $250,000-499,999
2.0%                                                $500,000-749,999
1.5%                                                $750,000-999,999
1.0%                                                $1,000,000 and greater

The sales charge deducted may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the sales charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

We calculate the sales charge separately for each premium payment.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 0.70% of your daily net assets of the Separate Account. The charge consists of the mortality and expense risk charge. We will also assess the applicable charge for any optional benefit you may elect, as described below. The deductions from the Separate Account are reflected in your Contract Value prior to the Income Start Date or account value after the Income Start Date.

CHARGES FOR THE OPTIONAL RIDERS

We charge you for expenses related to two of the Levelized Income with Guaranteed Payment Floor Rider Options. We deduct the charge for the applicable rider option against your daily net assets in the Separate Account to compensate us for the increased risks and expenses associated with providing a guaranteed payment floor. The charge for the Levelized Income with a Guaranteed Payment Floor Rider Equal to 75% of the Estimated Initial Payment is an annual rate of 0.30% of the daily net assets of the Separate Account. The charge for the Levelized Income with a Step-Up Guaranteed Payment Floor is 0.50% of the daily net assets of the Separate Account. There is no charge for the Levelized Income with a Guaranteed Payment Floor Rider Equal to 50% of the Estimated Initial Payment.

There is no charge for any of the other available rider options.

OTHER CHARGES

DEDUCTIONS FOR PREMIUM TAX

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or assets when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, Income Payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

PORTFOLIO CHARGES

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

THE CONTRACT

The contract is an individual modified single premium payment variable immediate annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. SEE the "Sale of the Contracts" provision of this prospectus.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with, the age restrictions imposed by firms and financial institutions.

The minimum initial premium payment required to purchase this contract is $25,000. We will accept subsequent premium payments until 180 days after the Contract Date. Any premium payments received after this date will be returned to the owner and/or joint owner. If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments you make on the Valuation Day received at our Home Office.


Small subsequent premium payments added to the contract after the Contract Date may not have any impact on the amount of Income Payments. The Optional Payment Plans available under the contract are all life contingent payment options. Income Payments are calculated based on the life expectancy of the Annuitant(s) and, if applicable, the period certain. Applying a small amount of additional premium over a 20-year period, therefore, may have a very small or negligible impact in the calculation of Income Payments (i.e., pennies or less). Please consider this before you decide to add subsequent premium payments to your contract. You may want to consult with your registered representative or financial adviser before investing subsequent premium payments to your contract.


This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035"
EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own sales charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each owner may exercise any ownership rights on behalf of the other, except ownership changes, requests for surrender, requests to change a payee, or if a Commutation rider is elected, requests for Commutation. In addition, when the joint owner is not the owner's spouse, consent must be obtained from both owners when exercising rights under the contract.

If the owner and joint owners are not spouses, the contract cannot be continued indefinitely. Only a spousal owner or joint owner may elect to continue the contract upon the death of the owner or joint owner. SEE the "Payment Upon Death" provision of this prospectus.

You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Income Start Date, you may change:

--> your allocation of your investments among the Subaccounts and/or the General Account (subject to the restrictions listed in your contract and in the "Transfers" provision); and

--> the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. During the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so. Any new owner is subject to the terms and conditions of the contract. Any new owner must be approved by us.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. If you elect one of the Levelized Income with Guaranteed Payment Floor Rider Options at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. You may not change the Payment Mode once elected at the time of application.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment must occur before any Income Payments begin and while an Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the rider options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that your value in the contract exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM PAYMENTS

Premium payments may be made up to 180 days after the Contract Date, before the surrender of the contract, or before the death of the owner (or joint owner, if applicable), whichever comes first (the "premium cut-off date"). You may make such premium payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our prior approval before you make total premium payments for an Annuitant that exceed $1,000,000. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $25,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $100.


If you have reached the Income Start Date, and you have elected to receive Variable Income Payments, we will apply any additional premium payments made before the premium cut-off date as if those premium payments were made on the Income Start Date. We will recalculate your Variable Income Payments using the variable payout rate described in your contract. We will pay you a lump sum reflecting the difference in your new Variable Income Payment amount and any Variable Income Payments we have paid to you. The asset charge will be deducted from the lump sum payment. In addition, the lump sum will be adjusted to account for the time the premium was not invested in the Subaccounts. This adjustment will reflect a deduction for the investment interest that would have been earned on the premium payment had it been invested on the Income Start Date. The interest rate used for this adjustment is the Assumed Interest Rate that was used to calculate the Income Payment.


If you have reached the Income Start Date, and you have elected to receive Fixed Income Payments, we will apply any additional premium payments made before the premium cut-off date to future Income Payments for the remainder of the Annuity Year. We will calculate your Income Payments using the payout rate in effect at the time additional premium is received.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation Units and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF NET PREMIUM PAYMENTS

We place net premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the General Account, according to your instructions. You may allocate premium payments to up to 30 Subaccounts and the General Account at any one time. The General Account may not be available in all states. The percentage of any premium payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100. In addition, no more than 80% of your premium payment, as determined at the time of allocation, may be allocated to the General Account prior to the Income Start Date. After the Income Start Date, you may allocate up to 100% of your assets to the General Account subject to restrictions stated in the "Transfers" provisions of this prospectus.

If you have elected one of the Levelized Income with Guaranteed Payment Floor Rider Options, you must allocate all premium payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy.

Upon allocation to the appropriate Subaccounts, we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending acceptable notice to our Home Office. The new allocation will apply to any premium payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

Surrender of the contract, including any payment made upon death of any owner or joint owner, results in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the surrender. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges from assets in the Subaccount. If any 'ex-dividend' date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. SEE the Statement of Additional Information for more details.

TRANSFERS

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and from the Subaccounts to the General Account on any Valuation Day prior to the Income Start Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the General Account to the Separate Account or make transfers in the General Account from one interest rate guarantee period to another interest rate guarantee period. If you elect one of the rider options, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and from the Subaccounts to the General Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the General Account. We may postpone transfers to, from or among the Subaccounts and from the Subaccounts to the General Account under certain circumstances. SEE the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE SUBACCOUNTS TO THE GENERAL ACCOUNT

Transfers from the Subaccounts to the General Account are not permitted during the Contract free-look period or prior to the Income Start Date. The General Account may not be available in all states. We may also limit the amount that may be allocated to the General Account. Currently, no more than 80% of your premium payment, as determined at the time of allocation, may be allocated to the General Account prior to the Income Start Date. After the Income Start Date, you may transfer up to 100% of your assets to the General Account. We reserve the right, however, to refuse new premium payments or transfers into the General Account when your assets in the General Account are equal to or greater than 80% of your premium payment at the time of allocation. We generally exercise our right to limit or refuse allocations to the General Account when interest rate periods are low for prolonged periods of time.

The increase in the Fixed Income Payments resulting from a transfer to the General Account will be reflected on the next scheduled Income Payment following the date of the transfer. If the owner has elected a levelized income rider (or for contracts with an annual payment mode), however, the increase in the Fixed Income Payments will be reflected on the next anniversary of the Income Start Date that follows the date of the transfer. Any cost of living adjustment that might apply to the Income Payment will be applied on the next anniversary of the Income Start Date that follows the date of the transfer.

TRANSFERS FROM THE GENERAL ACCOUNT TO THE SUBACCOUNTS

Transfers from the General Account to the Subaccounts are not permitted.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may request 3 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

If the number of Accumulation Units or Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Accumulation Units or Annuity Units in addition to the amount being requested. The amount of the Income Payments as of the date of the transfer will not be affected by the transfer.

After the Income Start Date, the number of Annuity Units to be transferred is
(a) times (b) divided by (c) where:

a) is the number of Annuity Units in the current Subaccount desired to be transferred;

b) is the Annuity Unit value for the Subaccount in which the Annuity Units are currently held; and

c)   is the Annuity Unit value for the Subaccount to which the transfer is made.

We reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30-day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. SEE the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 3 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. SEE the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

  1)  rebalancing due to the Asset Allocation Program;

  2)  a Portfolio Rebalancing Program;

  3)  the terms of an approved Fund substitution or Fund liquidation; or

  4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 3 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of asset balancing in a Model.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

  1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

  2)  the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their 3 transfers in any calendar year among the Subaccounts or between the Subaccounts and from the

Subaccounts to the General Account by calling or electronically contacting us, provided we receive written authorization at our Home Office to execute such transactions prior to such requests. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

  1) the first 3 transfers of assets among the Subaccounts in any calendar year (this includes any changes to premium payment allocations when such changes include a transfer of assets); and

  2)  Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

  1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

  2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

  3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making payment or processing a transfer request if:

  1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

  2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

  3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

  4)  the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, your assets may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

  1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

  2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

  3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

  1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

  2)  passwords and encrypted information;

  3)  additional owner verification when appropriate; and

  4)  recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of assets among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section of this prospectus.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other

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persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30-day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit

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the amount to the owner as of the Valuation Day of our receipt of the amount.
You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the General Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form. You may not participate in the Portfolio Rebalancing program if you have elected one of the rider options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

-->  you elected one of the rider options at the time of application; and

--> you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

SURRENDER OF THE CONTRACT

We will allow you to surrender your contract at any time prior to the Income Start Date upon your written request, subject to the conditions discussed below.

The amount payable upon full surrender of the contract is the surrender value at the end of the Valuation Period during which we receive the request. The surrender value equals:

 1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive the request for surrender; less

 2)  any applicable premium tax.

We will pay the surrender value in a lump sum.

A PORTFOLIO MAY IMPOSE A REDEMPTION CHARGE. THE CHARGE IS RETAINED BY OR PAID TO THE PORTFOLIO. THE CHARGE IS NOT RETAINED BY OR PAID TO US. THE REDEMPTION CHARGE MAY AFFECT THE NUMBER AND/OR VALUE OF ACCUMULATION UNITS WITHDRAWN FROM THE SUBACCOUNT THAT INVESTS IN THAT PORTFOLIO AND MAY AFFECT CONTRACT VALUE.

We will delay making a payment if:

 1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

 2)  trading is restricted by the New York Stock Exchange;

 3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

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 4)  the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, assets may be affected since owners will not have access to their account.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

 1) termination of employment in the Texas public institutions of higher education;

 2)  retirement;

 3)  death; or

 4)  the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

DEATH PROVISIONS

DISTRIBUTION RULES WHEN DEATH OCCURS PRIOR TO THE INCOME START DATE

In certain circumstances, federal tax law requires that distributions be made under this contract. Except as described in the distribution rules provisions below, prior to the Income Start Date, a distribution is required upon the death of:

 1)  an owner or joint owner; or

 2)  the Annuitant or Joint Annuitant.

The amount of proceeds payable upon the death of an owner or joint owner, or an Annuitant or Joint Annuitant, and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner or Annuitant or Joint Annuitant dies prior to the Income Start Date, the amount of proceeds payable will be the net premium payment allocated to the General Account minus any previous payments made, plus the Contract Value in the Separate Account as of the first Valuation Day on which we have receipt of (i) the request for surrender, (ii) due proof of death (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), and (iii) any required forms at our Home Office.

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts or contracts held by charitable remainder trusts and certain other entities. Contracts that are not subject to these rules may be subject to other distribution rules. SEE the "Tax Matters" provision of this prospectus. If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant replacing any other Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. At the death of the surviving spouse, this spousal continuation provision may not be used again (for example, in the case where the surviving spouse remarries). If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, payment will be made to the beneficiary in a single sum.

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DISTRIBUTION RULES WHEN DEATH OCCURS AFTER INCOME PAYMENTS BEGIN

After Income Payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

DEATH BENEFITS UNDER OPTIONAL RIDERS

Some of the optional riders provide a death benefit upon the death of the last surviving Annuitant. The amount payable under these riders are described with the benefits of each rider option. SEE "Income Payments -- Optional Riders."

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

  1)  an owner or joint owner; or

  2)  the Annuitant or Joint Annuitant;

all members of the class first listed below having a member alive or in existence on the date of that death will become the designated beneficiary:

  1)  the owner or joint owner;

  2)  the primary beneficiary;

  3)  the contingent beneficiary; or

  4)  the owner's or joint owner's estate.

If there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Any proceeds will be paid in equal shares to one or more designated beneficiaries in accordance with the contract unless otherwise specified by the owner. The distribution rules will be applied as if each designated beneficiary's portion were a separate contract. If a designated beneficiary dies prior to filing a death claim, death proceeds will be paid to that designated beneficiary's estate.

INCOME PAYMENTS

The Income Start Date is the date Income Payments begin under the contract, provided an Annuitant is still living on that date. The Income Start Date cannot occur prior to the expiration of the contract free-look period and must be a date within 12 months of the Contract Date.

The owner selects the Income Start Date and the Optional Payment Plan at the time of application; the Income Start Date and Optional Payment Plan may not be changed.

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There are 12 Optional Payment Plans available under the contract:

OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME ONLY This option guarantees payments for the lifetime of the Annuitant. If the Annuitant dies, the payments will stop. You cannot select a Commutation rider with this type of payment plan.

OPTIONAL PAYMENT PLAN 2 -- LIFE INCOME JOINT AND SURVIVOR This option guarantees payments for the lifetime of the Annuitant and Joint Annuitant. If the Annuitant or Joint Annuitant dies, the payments will continue while the other Annuitant is alive. Once both the Annuitant and Joint Annuitant die, the Income Payments stop. You cannot select a Commutation rider with this type of payment plan.

OPTIONAL PAYMENT PLAN 3 -- LIFE INCOME JOINT AND SURVIVOR REDUCING ON DEATH OF AN ANNUITANT This option guarantees payments for the lifetime of the Annuitant and Joint Annuitant. If the Annuitant or Joint Annuitant dies, the payments will reduce by a selected percentage, for example 50%, and continue at the lower level while the other Annuitant is alive. Once both the Annuitant and Joint Annuitant die, the Income Payments stop. You cannot select a Commutation rider with this Optional Payment Plan.

OPTIONAL PAYMENT PLAN 4 -- LIFE INCOME JOINT AND SURVIVOR REDUCING ON DEATH OF THE ANNUITANT This option guarantees payments for the lifetime of the Annuitant and Joint Annuitant. If the Annuitant dies before the Joint Annuitant, the payments will reduce by a selected percentage, for example 50%, and continue at the lower level while the Joint Annuitant is alive. If the Joint Annuitant dies before the Annuitant, the Income Payments do not reduce. Once both the Annuitant and Joint Annuitant die, the Income Payments stop. You cannot select a Commutation rider with this Optional Payment Plan.

OPTIONAL PAYMENT PLAN 5 -- LIFE INCOME WITH PERIOD CERTAIN This option guarantees payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant. If the Annuitant dies prior to the end of the period certain, the payments will continue until the end of the period certain. You can select a period certain between 5 and 50 years. For qualified contracts the period certain cannot exceed your life expectancy as determined by the Internal Revenue Service and for non-qualified contracts the period certain combined with your age cannot exceed 100 without our prior approval.

OPTIONAL PAYMENT PLAN 6 -- LIFE INCOME JOINT AND SURVIVOR WITH PERIOD
CERTAIN This option guarantees payments for the longer of a minimum period of time, called period certain, and the lifetime of the Annuitant and Joint Annuitant. If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If either Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. You can select a period certain between 5 and 50 years. For Qualified Contracts, the period certain cannot exceed the Annuitant's and Joint Annuitant's combined life expectancy as determined by the Internal Revenue Service. For Non-Qualified Contracts, the period certain combined with the age of the younger of the Annuitant and Joint Annuitant cannot exceed 100 without our prior approval.

OPTIONAL PAYMENT PLAN 7 -- LIFE INCOME JOINT AND SURVIVOR REDUCING ON DEATH OF AN ANNUITANT WITH PERIOD CERTAIN This option guarantees monthly payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant and Joint Annuitant. If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If either the Annuitant or Joint Annuitant dies during or after the period certain, the payments will reduce by a selected percentage, for example 50%, at the end of the period certain, and

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continue at the lower level while the other Annuitant is alive. If either
Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. You can select a period certain between 5 and 50 years. For Qualified Contracts, the period certain cannot exceed the Annuitant's and Joint Annuitant's combined life expectancy as determined by the Internal Revenue Service. For Non-Qualified Contracts, the period combined with the age of the younger of the Annuitant and Joint Annuitant cannot exceed 100 without our prior approval.

OPTIONAL PAYMENT PLAN 8 -- LIFE INCOME JOINT AND SURVIVOR REDUCING ON DEATH OF THE ANNUITANT WITH PERIOD CERTAIN This option guarantees payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant and Joint Annuitant. If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If the Annuitant dies during or after the period certain, the payments will reduce by a selected percentage, for example 50%, at the end of the period certain, and continue at the lower level while the Joint Annuitant is alive and at least as long as the period certain. If either Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. You can select a period certain between 5 and 50 years. For Qualified Contracts, the period certain cannot exceed the Annuitant's and Joint Annuitant's combined life expectancy as determined by the Internal Revenue Service. For Non-Qualified Contracts, the period certain combined with the age of the younger of the Annuitant and Joint Annuitant cannot exceed 100 without our prior approval.

OPTIONAL PAYMENT PLAN 9 -- LIFE INCOME WITH INSTALLMENT REFUND WITH PERIOD CERTAIN This option guarantees payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant. If the Annuitant dies prior to the end of the period certain, the payments will continue until the end of the period certain. The period certain is calculated to ensure Income Payments meet or exceed the premium payments assuming a growth rate equal to the selected Assumed Interest Rate.

OPTIONAL PAYMENT PLAN 10 -- LIFE INCOME JOINT AND SURVIVOR WITH INSTALLMENT REFUND WITH PERIOD CERTAIN This option guarantees payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant and Joint Annuitant. If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If either Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. The period of time is calculated to ensure Income Payments meet or exceed the premium payments assuming a growth rate equal to the selected Assumed Interest Rate.

OPTIONAL PAYMENT PLAN 11 -- LIFE INCOME JOINT AND SURVIVOR WITH INSTALLMENT REFUND REDUCING ON DEATH OF AN ANNUITANT WITH PERIOD CERTAIN This option guarantees monthly payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant and Joint Annuitant. If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If either the Annuitant or Joint Annuitant die during or after the period certain, the payments will reduce by a selected percentage, for example 50%, at the end of the period certain, and continue at the lower level while the other Annuitant is alive. If either Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. You can select a period certain between 5 and

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50 years. For Qualified Contracts, the period certain cannot exceed the
Annuitant's and Joint Annuitant's combined life expectancy as determined by the Internal Revenue Service. For Non-Qualified Contracts, the period certain combined with the age of the younger of the Annuitant and Joint Annuitant cannot exceed 100 without our prior approval. The period of time is calculated to ensure Income Payments meet or exceed the premium payments assuming a growth rate equal to the selected Assumed Interest Rate.

OPTIONAL PAYMENT PLAN 12 -- LIFE INCOME JOINT AND SURVIVOR WITH INSTALLMENT REFUND REDUCING ON DEATH OF THE ANNUITANT WITH PERIOD CERTAIN This option guarantees payments for the longer of a minimum period of time, called the period certain, and the lifetime of the Annuitant and Joint Annuitant. If the Annuitant and Joint Annuitant die prior to the end of the period certain, the payments will continue until the end of the period certain. If the Annuitant dies during or after the period certain, the payments will reduce by a selected percentage, for example 50%, at the end of the period certain and continue at the lower level while the Joint Annuitant is alive and at least as long as the period certain. If either Annuitant is alive after the end of the period certain, the payments will continue while at least one of the Annuitants is alive. After the end of the period certain and both the Annuitant and Joint Annuitant die, the Income Payments stop. You can select a period certain between 5 and 50 years. For Qualified Contracts, the period certain cannot exceed the Annuitant's and Joint Annuitant's combined life expectancy as determined by the Internal Revenue Service. For Non-Qualified Contracts, the period certain combined with the age of the younger of the Annuitant and Joint Annuitant cannot exceed 100 without our prior approval. The period of time is calculated to ensure Income Payments meet or exceed the premium payments assuming a growth rate equal to the selected Assumed Interest Rate.

Payments made under the Optional Payment Plans are not redeemable. However, the period certain payments (if Optional Payment Plans 5 through 12 are elected) may be commutable if one of the Commutation rider options is elected at the time of application. SEE the "Optional Riders" provision below for additional information.

An Income Start Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. SEE the "Tax Matters" provision of this prospectus.

We will make periodic Income Payments (generally monthly) to the owner (and, if applicable, joint owner), or another payee designated by the owner (and, if applicable, joint owner), beginning on the Income Start Date, provided an Annuitant is still living. If no Optional Payment Plan is elected at the time of application, we will make Income Payments in the form of a Life Income with a 20 Year Period Certain plan or a Joint Life and Survivor Income with a 20 Year Period Certain plan, both with Variable Income Payments, and if elected, Fixed Income Payments, using the gender (where appropriate) and settlement age (age nearest birthday on the Contract Date) of the Annuitant(s) instead of the payee. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to surrender your contract in a lump sum on the date immediately preceding the Income Start Date, in which case, we will cancel the contract. SEE the "Requesting Payments" provision of this prospectus.

Under the default Optional Payment Plan, payments will continue for the life of the Annuitant under the Life Income with a 20 Year Period Certain plan if he or she lives longer than 20 years. If the Annuitant dies before the end of 20 years (unless the value has already been commuted pursuant to the terms of one of the Commutation riders), we will discount the remaining payments for the 20-year period at the same rate used to calculate the Income Payment. If the remaining payments are Variable Income Payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of

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death. We will pay this discounted amount in a lump sum.

Under the default Optional Payment Plan, Income Payments will continue for the life of the surviving Annuitant under the Joint Life and Survivor Income with a 20 Year Period Certain plan, if any Annuitant lives longer than 20 years. If both Annuitants die before the end of 20 years (unless the value has already been commuted pursuant to the terms of the Commutation riders), the remaining payments for the 20-year period will be discounted at the same rate used to calculate the monthly Income Payment. If the remaining payments are Variable Income Payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

If you elect Fixed Income Payments, the guaranteed payments will be computed using the stated minimum interest compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the Payee. Fixed Income Payments will be increased in accordance with your contract on each contract anniversary as a cost of living adjustment.

If you elect Variable Income Payments, the dollar amount of the first Variable Income Payment will depend on the variable payout rate described in your contract for the payment plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first Variable Income Payment will be. The amount of your first Variable Income Payment will equal the value of your investment in the Subaccounts on the Income Start Date, less any premium taxes, multiplied by the variable payout rate, described in your contract, for the payment plan you choose (at the Assumed Interest Rate), divided by 1,000. We determine subsequent Variable Income Payments based on Annuity Units. After your first Variable Income Payment, the dollar amount of your Variable Income Payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's Assumed Interest Rate. On the Income Start Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Income Start Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first Variable Income Payment is due. Each subsequent Variable Income Payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount as of the Income Start Date.

Following the Income Start Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

  a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

  b) is an Assumed Interest Rate factor raised to a power equal to the number of days in the Valuation Period.

The Assumed Interest Rate factor in (b) above is the daily equivalent of dividing by one PLUS the Assumed Investment Interest rate elected. For instance, if the Assumed Interest Rate is 3%, the Assumed Interest Rate factor is ..99991902; if the Assumed Interest Rate is 4%, the Assumed Interest Rate factor is .99989255, and so on. We may offer a plan that has a different Assumed Interest Rate. If we do, the Assumed Interest Rate factor we use in (b) above would change.

The Assumed Interest Rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to

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keep your variable income payments level. You may choose an Assumed Interest
Rate of 3%, 4%, 5% or 6%, unless you elect one of the Levelized Income with Guaranteed Payment Floor Rider Options. If you elect one of the Levelized Income with Guaranteed Payment Floor Rider Options, you must elect an Assumed Interest Rate of 4%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than the Assumed Interest Rate elected, then the dollar amount of your Variable Income Payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than the Assumed Interest Rate elected, then the dollar amount of your Income Payment will increase.

We will make Income Payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under all available Optional Payment Plans, if any payment that is made more frequently than annually is, would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable on the Income Start Date is less than $20, we will pay the surrender value in a lump sum. SEE the "Requesting Payments" provision in this prospectus. Upon making such a lump sum payment, we will have no future obligation under the contract.

The amount of your Income Payments will depend on five things:

  1) your Contract Value on the Valuation Day immediately preceding the Income Start Date;

  2) the settlement age on the Income Start Date, and if applicable, the gender of the Annuitant(s);

  3)  the specific payment plan you choose;

  4) if you elect Variable Income Payments, the investment performance of the Portfolios selected; and

  5)  the Assumed Interest Rate elected.

As provided in your contract, we may adjust the age used to determine Income Payments, and we may deduct premium taxes from your payments.


If you have reached the Income Start Date, and you have elected to receive Variable Income Payments, we will apply any additional premium payments made before the premium cut-off date as if those premium payments were made on the Income Start Date. We will recalculate your Variable Income Payments using the variable payout rate described in your contract. We will pay you a lump sum reflecting the difference in your new Variable Income Payment amount and any Variable Income Payments we have paid to you. The asset charge will be deducted from the lump sum payment. In addition, the lump sum will be adjusted to account for the time the premium was not invested in the Subaccounts. This adjustment will reflect a deduction for the investment interest that would have been earned on the premium payment had it been invested on the Income Start Date. The interest rate used for this adjustment is the Assumed Interest Rate that was used to calculate the Income Payment.


If you have reached the Income Start Date, and you have elected to receive Fixed Income Payments, we will apply any additional premium payments made before the premium cut-off date to future Income Payments for the remainder of the Annuity Year. We will calculate your Income Payments using the payout rate in effect at the time additional premium is received.

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OPTIONAL RIDERS -- AVAILABLE WITH INCOME PAYMENTS

COMMUTATION OF INCOME PAYMENTS RIDER OPTION

THIS RIDER IS ONLY AVAILABLE WITH OPTIONAL PAYMENT PLANS 5 THROUGH 12.

The Commutation of Income Payments Rider Option provides for the ability to commute the period certain payments after Income Payments have begun and prior to the end of the period certain. You may elect to commute the partial value or the full amount of the commuted value as of any Valuation Day we receive a written request for Commutation at our Home Office (the "Commutation Date"). On the Commutation Date, the commuted value equals the commuted value of Fixed Income Payments plus the commuted value of Variable Income Payments. Once the period certain is complete, there is no commuted value. However, should any Annuitant live beyond the period certain, Income Payments will resume.

You may select a full Commutation of the contract once during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Alternatively, you may select a partial Commutation of the contract twice during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Partial Commutation may equal 30% to 70% of the commuted value. After partial Commutation, Income Payments will be reduced by the same percentage as the partial Commutation.

If you elect to commute the full value of your Variable Income Payments, you will not be able to transfer assets from the Subaccounts to the General Account during the Commutation period (the time between the Commutation Date and the end of the period certain). If, after a partial Commutation of the contract, Variable Income Payments are still being made, you may transfer assets from the Subaccounts to the General Account during the Commutation period. Assets transferred from the Subaccounts to the General Account during the Commutation period will be excluded from the calculation of Variable Income Payments after the period certain ends.

There is no charge for this rider option.

COMMUTED VALUE OF FIXED INCOME PAYMENTS

The commuted value of Fixed Income Payments is equal to (a) multiplied by (b) divided by (c), where:

(a)   is the Fixed Income Payment;

(b)   is 1,000; and

(c) is the current net payout rate for a single premium immediate annuity, where the rate is calculated using discount rates 1% higher than those used in a standard net payout rate. The rate is based on the remaining period certain.

If we are not offering single premium immediate annuity contracts on the Commutation Date, we will calculate the commuted value by discounting the unpaid period certain payments using a rate of interest available on a U.S. Government Treasury security whose maturity is equal to the length of the remaining period certain rounded to the nearest year, plus 0.50%.

If a U.S. Treasury security does not exist at this maturity, then the rate of interest that will be used will be interpolated between the yields on the two nearest available maturities, one having a length greater than the remaining period certain and one having a length shorter than the remaining period certain, if both maturities are available. If the unpaid period certain is less than the shortest U.S. Treasury security available or greater than the longest U.S. Treasury security available, then the yield on the closest U.S. Treasury security will be used.

COMMUTED VALUE OF VARIABLE INCOME PAYMENTS

The commuted value of Variable Income Payments equals the present value, as of the Commutation Date, of the Variable Income Payments remaining in the period certain. In

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calculating the present value, each Variable Income Payment will be set equal to the sum, over all Subaccounts, of the number of Annuity Units multiplied by the Annuity Unit value as of the Commutation Date. The annualized discount rate used for the present value calculation equals the Assumed Interest Rate plus the asset charge.

LEVELIZED INCOME RIDER OPTION

The Levelized Income Rider Option provides for a level amount of Income Payments to be paid during each Annuity Year. Payments may vary from Annuity Year to Annuity Year. Variable Income Payments are calculated annually at the beginning of each Annuity Year and this amount will remain level until recalculated on the anniversary of the Income Start Date.

The annual income amount is used to determine the Variable Income Payment. The annual income amount for each Subaccount is equal to the number of Annuity Units your contract holds in a Subaccount multiplied by the Annuity Unit value for that Subaccount on the first day of each Annuity Year. If the first day of an Annuity Year is not a Valuation Day, we will use the most recent Valuation Day prior to the first day of the Annuity Year. The Variable Income Payment is the level periodic (generally monthly, but could be quarterly, semi-annual or annual) amount that results from applying the sum of the annual income amounts for each Subaccount to a one-year, period certain equivalent periodic payment single premium annuity.

There is no charge for this rider option.

EFFECT OF TRANSFERS UNDER THE LEVELIZED INCOME RIDER OPTION

On and after the Income Start Date, the Fixed Income Payment provided by a transfer is equal to (a) divided by (b) multiplied by (c), where:

(a) is the sum, over all Subaccounts, of the number of Annuity Units transferred from the Subaccount, multiplied by the Annuity Unit value of the Subaccount, as of the Valuation Day that we receive the transfer request; and

(b) is the annual payout rate for newly issued contracts, as of the Valuation Day that we receive the transfer request, based on the Annuitant(s)'s current Age(s) and the remaining period certain; and

(c) is the current single premium immediate annuity payout rate, as of the Valuation Day that we receive the transfer request, based on the Annuitant(s)'s current Age(s) and the remaining period certain.

The increase in the Fixed Income Payments resulting from a transfer to the General Account will be reflected on the next anniversary of the Income Start Date that follows the date of the transfer. Any cost of living adjustment that might apply to the Income Payment will be applied on the next anniversary of the Income Start Date that follows the date of the transfer.

DEATH BENEFIT AVAILABLE UNDER THE LEVELIZED INCOME RIDER OPTION

If the last surviving Annuitant dies on or after the Income Start Date and after the end of the period certain, we will pay a death benefit. The death benefit payable will be equal to the present value of the Variable Income Payments remaining in the Annuity Year, discounted at the rate of interest of the single premium annuity used in the Variable Income Payment calculation. We will pay this death benefit in accordance with the "Death Proceeds" provision of this prospectus.

LEVELIZED INCOME WITH COMMUTATION RIDER OPTION

You may elect the Levelized Income with Commutation Rider Option if you elect the Levelized Income Rider Option and you elect either Optional Payment Plan 5, 6, 11 or 12. At any time on or after the Income Start Date and before the end of your period certain, you may request a commuted value of the remaining Income Payments for the period certain. Commuted value equals the commuted value of

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the Fixed Income Payments and the commuted value of the Variable Income
Payments. Once the period certain is complete, there is no commuted value. However, should any Annuitant live beyond the period certain, levelized Variable Income Payments will resume.

You may select a full Commutation of the contract once during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Alternatively, you may select a partial Commutation of the contract twice during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Partial Commutation may equal 30% to 70% of the commuted value. After partial Commutation, Income Payments will be reduced by the same percentage as the partial Commutation.

If you elect to commute the full value of your Variable Income Payments, you will not be able to transfer assets from the Subaccounts to the General Account during the Commutation period (the time between the Commutation Date and the end of the period certain). If, after a partial Commutation of the contract, Variable Income Payments are still being made, you may transfer assets from the Subaccounts to the General Account during the Commutation period. Assets transferred from the Subaccounts to the General Account during the Commutation period will be excluded from the calculation of Variable Income Payments after the period certain ends.

There is no charge for this rider option.

COMMUTED VALUE OF FIXED INCOME PAYMENTS

The commuted value of Fixed Income Payments is equal to (a) multiplied by (b) divided by (c), where:

(a)   is the Fixed Income Payment;

(b)   is 1,000; and

(c) is the current net payout rate for a single premium immediate annuity, where the rate is calculated using discount rates 1% higher than those used in a standard net payout rate. The rate is based on the remaining period certain.

If we are not offering single premium immediate annuity contracts on the Commutation Date, we will calculate the commuted value by discounting the unpaid period certain payments using a rate of interest available on a U.S. Government Treasury security whose maturity is equal to the length of the remaining period certain rounded to the nearest year, plus 0.50%.

If a U.S. Treasury security does not exist at this maturity, then the rate of interest that will be used will be interpolated between the yields on the two nearest available maturities, one having a length greater than the remaining period certain and one having a length shorter than the remaining period certain, if both maturities are available. If the unpaid period certain is less than the shortest U.S. Treasury security available or greater than the longest U.S. Treasury security available, then the yield on the closest U.S. Treasury security will be used.

COMMUTED VALUE OF VARIABLE INCOME PAYMENTS

The commuted value of Variable Income Payments equals the present value, as of the Commutation Date, of the Variable Income Payments remaining in the period certain. In calculating the present value, each Variable Income Payment will be set equal to (a) divided by (b), where:

(a) is the sum, over all Subaccounts, of the number of Annuity Units multiplied by the Annuity Unit value as of the Commutation Date; and

(b)   is the modal factor.

The annualized discount rate used for the present value calculation equals the Assumed Interest Rate plus the asset charge.

LEVELIZED INCOME WITH GUARANTEED PAYMENT FLOOR RIDER OPTIONS

At application, you may elect to receive levelized Variable Income Payments with one of three guaranteed payment floor options, each

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of which is treated as a separate rider option. The rider options are:

--> Levelized Income with a Guaranteed Payment Floor Equal to 50% of the Estimated Initial Payment;

--> Levelized Income with a Guaranteed Payment Floor Equal to 75% of the Estimated Initial Payment; and

-->  Levelized Income with a Step-Up Guaranteed Payment Floor.

Under these options, Variable Income Payments may vary from year to year, but are guaranteed never to be below the applicable guaranteed payment floor. The guaranteed payment floor is determined by taking a percentage (50%, 75%, or 75% with a step-up) of the estimated initial Variable Income Payment. The Assumed Interest Rate for each rider will be 4%. Each rider also requires the contract owner to invest all assets in accordance with a prescribed Investment Strategy in order to receive the full benefit provided by the rider. SEE the "Investment Strategy" provision below for more information about the Investment Strategy.


There is no charge for the Levelized Income with a Guaranteed Payment Floor Equal to 50% of the Estimated Initial Payment. We assess a charge for the other two rider options. The charge for the Levelized Income with a Guaranteed Payment Floor Equal to 75% of the Estimated Initial Payment is equal to an annualized rate of 0.30% of the daily net assets of the Separate Account. The charge for the Levelized Income with a Step-Up Guaranteed Payment Floor is equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The step-up feature of this rider option is described in the "Levelized Income with a Step-Up Guaranteed Payment Floor Rider Option" provision below.


To determine the amount of payments made each Annuity Year, we take the number of Annuity Units you have in a Subccount multiplied by the Annuity Unit value for that Subaccount on the first Valuation Day of each Annuity Year. If the first day is not a Valuation Day, the Annuity Unit value will be as of the most recent Valuation Day prior to the first day of the Annuity Year. This amount is referred to as the annual income amount. We then take the annual income amount and apply it to a one-year period certain, periodic payment single premium annuity to obtain the level income amount.

The Variable Income Payment will equal the greater of (a) and (b), where:

(a) is the level income amount, less any value in the adjustment account as of the prior Annuity Year divided by the modal factor; and

(b)   is the Guaranteed Payment Floor.

An adjustment account is established on the Income Start Date. On this date, the value of the adjustment account is the greater of (a) and (b), where:

(a)   is zero; and

(b) is the guaranteed payment floor minus the level income amount, multiplied by the modal factor.

The value of the adjustment account in subsequent Annuity Years is the greater of (a) and (b), where:

(a)   is zero; and

(b)   is (i) plus (ii) minus (iii), where:

  (i)   is the value of the adjustment account as of the prior Annuity Year;

  (ii) is the Variable Income Payment for the current Annuity Year multiplied by the modal factor; and

  (iii) is the level income amount for the current Annuity Year multiplied by the modal factor.

The amount of a transfer after the Income Start Date from the Subaccounts to the General Account will be reduced to first pay off the adjustment account balance.

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LEVELIZED INCOME WITH A STEP-UP GUARANTEED PAYMENT FLOOR RIDER OPTION


Under the provisions of this rider, the guaranteed payment floor will automatically increase every two years to the greater of the current guaranteed payment floor and 75% of the current Variable Income Payment. The increase occurs on every other Income Start Date anniversary, up to and including the tenth anniversary. After each 10-year period, you may elect to continue the step-up option for an additional 10 years. If you elect to continue the step-up option, the rider charge may be reset to the new charge, which may be higher than your previous charge, but will never exceed 1.00% annually. If you choose not to continue the step-up option at the end of a 10-year period, your guaranteed payment floor and applicable charge will remain level for the life of the contract. Currently, we assess an annualized charge of 0.50% of your daily net assets of the Separate Account.


TRANSFERS UNDER THE LEVELIZED INCOME WITH GUARANTEED PAYMENT FLOOR RIDER OPTIONS

Transfers from the Separate Account to the General Account may only be made on or after the Income Start Date and only when the Fixed Income Payments provided by the transfer are higher than the corresponding portion of the guaranteed payment floor. The Variable Income Payments and the guaranteed payment floor will be reduced by the specified Subaccounts to the General Account transfer percentage.

On and after the Income Start Date, the Fixed Income Payment provided by a transfer is equal to (a) divided by (b) multiplied by (c), where:

(a) is the sum, over all Subaccounts, the number of Annuity Units transferred from the Subaccount, multiplied by the Annuity Unit value of the Subaccount, as of the Valuation Day that we receive the transfer request; and

(b) is the annual payout rate for newly issued contracts, as of the Valuation Day that we receive the transfer request, based on the Annuitant(s)'s current Age(s) and the remaining certain period; and

(c) is the current single premium immediate annuity payout rate, as of the Valuation Day that we receive the transfer request in good order, based on the Annuitant(s)'s current Age(s) and the remaining period certain.

DEATH BENEFIT AVAILABLE UNDER THE LEVELIZED INCOME WITH GUARANTEED PAYMENT FLOOR RIDER OPTIONS

If the last surviving Annuitant dies on or after the Income Start Date and after the end of the period certain, we will pay a death benefit. The death benefit will be equal to the present value of the Variable Income Payments remaining in the Annuity Year. We will pay this death benefit in accordance with the "Death Proceeds" provision of the prospectus.

INVESTMENT STRATEGY UNDER THE LEVELIZED INCOME WITH GUARANTEED PAYMENT FLOOR RIDER OPTIONS

In order to receive the full benefit provided by one of the Levelized Income with Guaranteed Payment Floor Rider Options, you must invest all your premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all your assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract is issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is not described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

Currently, the Investment Strategy includes Designated Subaccounts and one Asset

                                       50
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Allocation Model. Under this Investment Strategy, owners may allocate assets to either the Asset Allocation Model or to one or more Designated Subaccounts. Owners may not allocate assets to the Asset Allocation Model and one or more Designated Subaccounts. For more information about the Asset Allocation Model and the Subaccounts comprising the Asset Allocation Model as well as the Designated Subaccounts, please SEE the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your assets to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise the Asset Allocation Model. In addition, we will also rebalance your assets on any Valuation Day after any transaction involving a receipt of a premium payment, a transfer of assets or payment of Income Payments, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will not be considered in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you choose to reallocate assets in the Separate Account without following an Investment Strategy, your Guaranteed Payment Floor will be reduced by 50%. You may elect to reset your guaranteed payment floor at any time by electing to participate in the Investment Strategy we have available at the time of election, provided we receive notice of your election in writing, at our Home Office at least 15 days prior to your next Income Start Date anniversary. If you elect to participate in an Investment Strategy, your guaranteed payment floor will be restored at the next anniversary of your Income Start Date. The benefit base that is reset is dependent upon the Guaranteed Payment Floor Option elected. If you elect the Levelized Income with a Guaranteed Payment Floor Equal to 75% of the Estimated Initial Payment or the Levelized Income with a Step-Up Guaranteed Payment Floor, then the amount to be restored is equal to the lesser of (a) and (b), where:

(a) is 75% of the annual income amount on that anniversary divided by the modal factor; and

(b) is the guaranteed payment floor in effect on the Income Start Date or, if the contract has been partially commuted, is the guaranteed payment floor in effect on the Income Start Date reduced by the same percentage as the partial commutation.

If you elect the Levelized Income with a Guaranteed Payment Floor Equal to 50% of the Estimated Initial Payment, the reset is equal to the lesser of (a) and
(b) where:

(a) is 50% of the annual income amount on that anniversary divided by the modal factor; and

(b) is the guaranteed payment floor in effect on the Income Start Date or, if the contract has been partially commuted, is the guaranteed payment floor in effect on the Income Start Date reduced by the same percentage as the partial commutation.

You may elect to restore your benefit once after it was reduced, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset as of that date. At that time, the charge for this rider will also

                                       51
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be reset. The new charge, which may be higher than your previous charge, is guaranteed to not exceed an annual rate of 1.00% annually.

The current Designated Subaccounts available in the Investment Strategy are as follows:

Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service
  Class 2

Franklin Templeton Variable Insurance Products Trust -- Franklin Income
  Securities Fund -- Class 2 Shares

GE Investment Funds, Inc. -- Total Return Fund -- Class 3 Shares

Janus Aspen Series -- Balanced Portfolio -- Service Shares

Lord Abbett Series Fund, Inc. -- America's Value Portfolio -- Class VC Shares

MFS-Registered Trademark- Variable Insurance Trust -- MFS-Registered Trademark-
  Total Return Series -- Service Class Shares

Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service
  Shares

The Universal Institutional Funds, Inc. -- Equity and Income Portfolio --
  Class II

COMMUTATION OF GUARANTEED INCOME PAYMENTS RIDER OPTION

You may elect the Commutation of Guaranteed Income Payments Rider Option if you elect one of the Levelized Income with Guaranteed Payment Floor Rider Options AND you elect either Optional Payment Plan 5, 6, 11 or 12. At any time on or after the Income Start Date and before the end of your period certain, you may request a commuted value of the remaining Income Payments for the period certain. Commuted value equals the commuted value of the Fixed Income Payments and the commuted value of the Variable Income Payments. Once the period certain is complete, there is no commuted value. However, should any Annuitant live beyond the period certain, Levelized Income with the guaranteed payment floor will resume.

You may select a full Commutation of the contract once during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Alternatively, you may select a partial Commutation of the contract, twice during the life of the contract, provided the request is in good order and your Income Payments are still being made within the period certain. Partial Commutation may equal 30% to 70% of the commuted value. After partial Commutation, Income Payments and the guaranteed payment floor effective on the Commutation Date will be reduced by the same percentage as the partial Commutation. There is no charge for this rider option.

COMMUTED VALUE OF FIXED INCOME PAYMENTS

The commuted value of Fixed Income Payments is equal to (a) multiplied by
(b) divided by (c), where:

  (a)   is the Fixed Income Payment;

  (b)   is 1,000; and

  (c) is the current net payout rate for a single premium immediate annuity, where the rate is calculated using discount rates 1% higher than those used in a standard net payout rate. The rate is based on the remaining period certain.

If we are not offering single premium immediate annuity contracts on the Commutation Date, we will calculate the commuted value by discounting the unpaid period certain payments using a rate of interest available on a U.S. Government Treasury security whose maturity is equal to the length of the remaining period certain rounded to the nearest year, plus 0.50%.

If a U.S. Treasury security does not exist at this maturity, then the rate of interest that will be used will be interpolated between the yields on the two nearest available maturities, one having a length greater than the remaining period certain and one having a length shorter than the remaining period certain, if both maturities are available. If the unpaid period certain is less than the shortest U.S. Treasury security available or greater than the longest U.S. Treasury security available, then the yield on the closest U.S. Treasury security will be used.

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COMMUTED VALUE OF VARIABLE INCOME PAYMENTS

The commuted value of Variable Income Payments equals (a) minus (b), where:

  (a) is the present value, as of the Commutation Date, of the Variable Income Payments remaining in the period certain; and

  (b)   is the value of the adjustment account.

In calculating present value, each remaining Variable Income Payment will be set equal to (a) divided by (b), where:

  (a) is the sum, over all Subaccounts, of the number of Annuity Units multiplied by the Annuity Unit value as of the Commutation Date; and

  (b)   is the modal factor.

The annualized discount rate used for the present value calculation equals the Assumed Interest Rate plus the Separate Account charges.

TAX MATTERS

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's contract value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

--> an individual must own the contract (or the tax law must treat the contract as owned by an individual);

--> the investments of the Separate Account must be "adequately diversified" in accordance with IRS regulations;

--> the owner's right to choose particular investments for a contract must be limited; and

--> the contract's Income Start Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in contract value over the premium payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997, to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural

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owner pays tax on the annual increase in the contract value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF CONTRACT VALUES. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments, of the contract's premium payments and earnings. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your contract.

SURRENDERS AND COMMUTATION. A Commutation occurs when you receive less than the total amount of the value in the contract. In the case of a Commutation, you will pay tax on the amount you receive to the extent your value of the contract before the Commutation exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Contract Value. In the case of a total surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

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ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your contract value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your contract value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Periodic payments paid under a benefit rider (as previously described in this prospectus) are generally not taxed as Income Payments. We will notify you annually of the taxable amount of your Income Payment.

Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the owner, joint owner or any Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Income Start Date.

TAXATION OF DEATH BENEFIT IF PAID BEFORE THE INCOME START DATE:

-->  The death benefit is taxed in the same manner as a surrender.

TAXATION OF DEATH BENEFIT IF PAID AFTER THE INCOME START DATE:

--> The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON COMMUTATION, SURRENDER, OR INCOME PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include surrender, Income Payments or Commutation that:

-->  you receive on or after you reach age 59 1/2;

-->  you receive because you became disabled (as defined in the tax law);

--> are received on or after the death of the owner, joint owner, Annuitant or Joint Annuitant; or

--> you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

A transfer between Subaccounts may result in payments not qualifying for this exception.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, a surrender, or a Commutation that you must include in income. For example:

--> if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate or deferred annuity, the IRS may treat the two contracts as one contract.

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The effects of such aggregation are not clear. However, it could affect:

--> the amount of a surrender, an Income Payment or Commutation that you must include in income; and

-->  the amount that might be subject to the penalty tax described above.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

--> TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS ("IRAs") permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions ("SEPs"), which have higher contribution limits, on behalf of their employees. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

--> ROTH IRAS permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

--> CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough

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
     plans") for themselves and their employees.


--> 403(b) PLANS allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan.


TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract generally as necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer

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qualified plans and the fiduciary actions required by ERISA.

IRA'S AND ROTH IRA'S. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE IRS HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, provided by any rider option, from being provided under the contracts when we issue the contracts as IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

--> the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

--> the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

--> the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract; and

--> Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your rider option may increase the amount of the minimum

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     required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a surrender, an Income Payment or to
Commutation:

-->  received on or after the owner reaches age 59 1/2;

--> received on or after the owner's death or because of the owner's disability (as defined in the tax law);

--> received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

-->  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO
ANOTHER.

ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the

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procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a surrender, Income Payments or Commutation (if available), we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


FEDERAL ESTATE TAXES



While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO



The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.



ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.



FOREIGN TAX CREDITS



We may benefit from any foreign tax credits attributable to taxes paid by certain funds to


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foreign jurisdictions to the extent permitted under Federal tax law.


CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any surrender proceeds or Commutation, if applicable, from the Separate Account within seven days after receipt of a request in good order at our Home Office. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the benefits at death in a lump sum, we will pay these proceeds either:

  1)  to your designated beneficiary directly in the form of a check; or

  2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit proceeds.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

1) the disposal or valuation of the Subaccount is not reasonably practicable because:

     --> the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

     --> the New York Stock Exchange is closed for other than a regular holiday or weekend;

     -->  trading is restricted by the SEC; or

2)  the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the General Account for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, surrender, death benefits or Commutation until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth

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Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation")
for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation is not required to sell any specific number or dollar amount of contracts, but will use its best efforts to sell the contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
800.289.9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 6.0% of your aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 0.75% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 4.25% of aggregate premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

All selling firms receive commissions as described above based on the sale and receipt of premium payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.00% of aggregate premium payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your account value, but indirectly through fees and charges imposed under the contracts.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

In addition, Capital Brokerage Corporation has entered into an agreement with Edward D. Jones and Co., LP ("Edward Jones") whereby Capital Brokerage Corporation will pay Edward Jones 0.10% per annum of assets under management for services related to the promotion, offering, marketing and distribution of the contract. These amounts paid by Capital Brokerage Corporation to Edward Jones is not an additional charge to you, but comes from Capital Brokerage Corporation or the Company.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2007 and 2006, $194,206 and $0, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium payments received. This product commenced new sales on April 16, 2007. In 2007, 2006 and 2005, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                              Annuity New Business
                             6610 West Broad Street
                            Richmond, Virginia 23230

If you exercise this right we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from premium payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your premium payments (less any payments made). If you cancel your contract, it will be void.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof death, age, gender, marital status or survival and any other required forms before we act on contract provisions relating to the death of any person or persons, or those provisions that are dependent upon age, gender, marital status or survival.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total contract value and a breakdown of the assets in each Subaccount and the General Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, surrenders, or if a Commutation rider is elected, commute the period certain payments, if available.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the 1933 Act, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

                                   APPENDIX A

                 HYPOTHETICAL ILLUSTRATIONS OF INCOME PAYMENTS

The following illustrations have been prepared to provide you with an example of how Variable Income Payments under the contract may change with investment performance over the life of the contract. The following two examples illustrate how monthly Income Payments would vary over time if the gross Portfolio return is an annual rate of 0%, 4%, 8% or 10% with an Assumed Interest Rate of 3%, 4%, 5% or 6%.


Both examples assume a male Annuitant, age 65 at the time the contract is purchased, no guaranteed floor rider option is elected and the Optional Payment Plan is life with a 20 year period certain. If the Annuitant dies before the end of period certain, payments will be made to the named beneficiary(ies) for the remainder of the period certain. Both examples also assume that monthly Income Payments are being made. The examples reflect annual contract charges of 0.70%, deducted as a percentage of contract owner's average daily net assets in the Separate Account. The values in the examples below would be lower if either the Levelized Income with a Guaranteed Payment Floor Option Equal to 75% of the Estimated Initial Payment or the Levelized Income with a Step-Up Guaranteed Payment Floor was elected at the time of application. The amounts shown in the tables also take into account the weighted average of the Portfolios' management fees and operating expenses at an annual rate of approximately 0.98% of the average daily net assets of the Portfolios as of December 31, 2007. Actual fees and expenses of the Portfolios may be more or less than the amount reflected in the example and will vary based on your allocation. Portfolio fees will also vary from year to year. SEE the "Fee Tables" in the prospectus for additional information.


All Examples are reflected on a pre-tax basis. Please SEE the "Tax Matters" provision in the prospectus for additional information.

Example #1 assumes that we receive a $25,000 gross premium. Example #2 assumes that we receive a $100,000 gross premium.


EXAMPLE 1


      SUBACCOUNT RETURN     0%         0%         0%         0%         4%         4%         4%         4%         8%
                    AIR     3%         4%         5%         6%         3%         4%         5%         6%         3%
Current Expense Charge
    Payments Year 1        1,347      1,489      1,636      1,788      1,347      1,489      1,636      1,788      1,347
    Payments Year 2        1,286      1,408      1,532      1,658      1,338      1,465      1,595      1,726      1,390
    Payments Year 3        1,227      1,331      1,435      1,538      1,329      1,442      1,554      1,666      1,435
    Payments Year 4        1,172      1,258      1,344      1,427      1,320      1,418      1,514      1,608      1,481
    Payments Year 5        1,118      1,190      1,258      1,323      1,312      1,396      1,476      1,552      1,529
    Payments Year 6        1,068      1,125      1,178      1,227      1,303      1,373      1,438      1,498      1,579
    Payments Year 7        1,019      1,063      1,103      1,138      1,295      1,351      1,401      1,446      1,629
    Payments Year 8          973      1,005      1,033      1,056      1,286      1,329      1,366      1,396      1,682
    Payments Year 9          929        950        967        979      1,277      1,307      1,331      1,348      1,736
    Payments Year 10         886        898        906        909      1,269      1,286      1,297      1,301      1,792
    Payments Year 11         846        849        848        843      1,261      1,266      1,264      1,256      1,850
    Payments Year 12         808        803        794        782      1,252      1,245      1,231      1,212      1,910
    Payments Year 13         771        759        744        725      1,244      1,225      1,200      1,170      1,971
    Payments Year 14         736        718        696        672      1,236      1,205      1,169      1,129      2,035
    Payments Year 15         702        678        652        624      1,228      1,186      1,139      1,090      2,100
    Payments Year 16         671        641        611        579      1,220      1,167      1,110      1,052      2,168
    Payments Year 17         640        606        572        537      1,212      1,148      1,082      1,016      2,238
    Payments Year 18         611        573        535        498      1,204      1,129      1,054        980      2,310
    Payments Year 19         583        542        501        462      1,196      1,111      1,028        946      2,384
    Payments Year 20         557        512        469        428      1,188      1,093      1,001        914      2,461
Sum of payments over 20
  year guarantee period   17,949     18,402     18,814     19,192     25,315     25,632     25,886     26,094     37,028

      SUBACCOUNT RETURN     8%         8%         8%        10%        10%        10%        10%
                    AIR     4%         5%         6%         3%         4%         5%         6%
Current Expense Charge
    Payments Year 1        1,489      1,636      1,788      1,347      1,489      1,636      1,788
    Payments Year 2        1,523      1,657      1,793      1,417      1,551      1,688      1,827
    Payments Year 3        1,557      1,678      1,799      1,490      1,616      1,742      1,867
    Payments Year 4        1,591      1,699      1,804      1,567      1,683      1,797      1,908
    Payments Year 5        1,627      1,720      1,809      1,648      1,753      1,853      1,949
    Payments Year 6        1,663      1,742      1,815      1,733      1,826      1,912      1,992
    Payments Year 7        1,700      1,764      1,820      1,822      1,901      1,972      2,036
    Payments Year 8        1,738      1,786      1,826      1,916      1,980      2,035      2,080
    Payments Year 9        1,777      1,808      1,831      2,015      2,063      2,099      2,126
    Payments Year 10       1,817      1,831      1,837      2,119      2,148      2,166      2,172
    Payments Year 11       1,857      1,854      1,842      2,229      2,238      2,234      2,220
    Payments Year 12       1,899      1,878      1,848      2,344      2,331      2,305      2,269
    Payments Year 13       1,941      1,901      1,854      2,465      2,427      2,378      2,318
    Payments Year 14       1,984      1,925      1,859      2,592      2,528      2,453      2,369
    Payments Year 15       2,028      1,949      1,865      2,726      2,633      2,530      2,421
    Payments Year 16       2,074      1,974      1,870      2,867      2,743      2,610      2,474
    Payments Year 17       2,120      1,999      1,876      3,015      2,856      2,693      2,528
    Payments Year 18       2,167      2,024      1,882      3,171      2,975      2,778      2,583
    Payments Year 19       2,216      2,049      1,887      3,335      3,099      2,866      2,640
    Payments Year 20       2,265      2,075      1,893      3,507      3,227      2,956      2,698
Sum of payments over 20
  year guarantee period   37,033     36,949     36,799     45,325     45,067     44,703     44,263

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the owner and the various rates of return of the Portfolios selected. The amount of the Income Payments would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is likely that the performance will fluctuate from month to month, monthly Income Payments (based on the Separate Account) will also fluctuate. No representation can be made by us or the Portfolios that this hypothetical performance can be achieved for any one year or sustained over any period of time.


EXAMPLE 2


      SUBACCOUNT RETURN     0%         0%         0%         0%         4%         4%         4%         4%         8%
                    AIR     3%         4%         5%         6%         3%         4%         5%         6%         3%
Current Expense Charge
    Payments Year 1        5,473      6,052      6,649      7,264      5,473      6,052      6,649      7,264      5,473
    Payments Year 2        5,225      5,721      6,226      6,737      5,437      5,954      6,479      7,012      5,650
    Payments Year 3        4,987      5,409      5,830      6,249      5,401      5,858      6,314      6,768      5,832
    Payments Year 4        4,761      5,114      5,459      5,797      5,366      5,763      6,153      6,533      6,020
    Payments Year 5        4,544      4,834      5,112      5,377      5,330      5,670      5,996      6,306      6,214
    Payments Year 6        4,338      4,570      4,787      4,987      5,295      5,579      5,843      6,087      6,414
    Payments Year 7        4,141      4,321      4,482      4,626      5,260      5,489      5,694      5,876      6,621
    Payments Year 8        3,953      4,085      4,197      4,291      5,225      5,400      5,548      5,672      6,834
    Payments Year 9        3,773      3,862      3,930      3,980      5,191      5,313      5,407      5,475      7,055
    Payments Year 10       3,602      3,651      3,680      3,691      5,157      5,227      5,269      5,285      7,282
    Payments Year 11       3,438      3,451      3,446      3,424      5,123      5,142      5,134      5,102      7,517
    Payments Year 12       3,282      3,263      3,227      3,176      5,089      5,059      5,003      4,924      7,759
    Payments Year 13       3,133      3,085      3,021      2,946      5,055      4,978      4,876      4,754      8,009
    Payments Year 14       2,990      2,916      2,829      2,732      5,022      4,897      4,751      4,588      8,267
    Payments Year 15       2,854      2,757      2,649      2,534      4,989      4,818      4,630      4,429      8,534
    Payments Year 16       2,725      2,606      2,481      2,351      4,956      4,740      4,512      4,275      8,809
    Payments Year 17       2,601      2,464      2,323      2,180      4,923      4,664      4,397      4,127      9,093
    Payments Year 18       2,483      2,329      2,175      2,022      4,890      4,588      4,284      3,984      9,386
    Payments Year 19       2,370      2,202      2,037      1,876      4,858      4,514      4,175      3,845      9,688
    Payments Year 20       2,262      2,082      1,907      1,740      4,826      4,441      4,068      3,712     10,001
Sum of payments over 20
  year guarantee period   72,933     74,773     76,446     77,979    102,865    104,147    105,182    106,019    150,457

      SUBACCOUNT RETURN     8%         8%         8%        10%        10%        10%        10%
                    AIR     4%         5%         6%         3%         4%         5%         6%
Current Expense Charge
    Payments Year 1        6,052      6,649      7,264      5,473      6,052      6,649      7,264
    Payments Year 2        6,187      6,733      7,286      5,756      6,303      6,859      7,423
    Payments Year 3        6,325      6,817      7,308      6,053      6,565      7,076      7,585
    Payments Year 4        6,466      6,903      7,330      6,366      6,838      7,300      7,751
    Payments Year 5        6,610      6,990      7,352      6,695      7,122      7,531      7,921
    Payments Year 6        6,758      7,078      7,374      7,041      7,418      7,769      8,094
    Payments Year 7        6,909      7,167      7,396      7,404      7,726      8,015      8,271
    Payments Year 8        7,063      7,257      7,419      7,787      8,047      8,268      8,452
    Payments Year 9        7,220      7,348      7,441      8,189      8,381      8,530      8,637
    Payments Year 10       7,381      7,440      7,463      8,612      8,729      8,799      8,826
    Payments Year 11       7,546      7,534      7,486      9,057      9,092      9,077      9,020
    Payments Year 12       7,714      7,629      7,509      9,524      9,469      9,364      9,217
    Payments Year 13       7,886      7,725      7,531     10,016      9,863      9,661      9,419
    Payments Year 14       8,062      7,822      7,554     10,534     10,272      9,966      9,625
    Payments Year 15       8,242      7,920      7,577     11,078     10,699     10,281      9,836
    Payments Year 16       8,426      8,020      7,600     11,650     11,144     10,606     10,051
    Payments Year 17       8,614      8,120      7,623     12,252     11,606     10,942     10,271
    Payments Year 18       8,806      8,223      7,646     12,884     12,089     11,288     10,496
    Payments Year 19       9,003       8,32      7,669     13,550     12,591     11,644     10,725
    Payments Year 20       9,203      8,431      7,692     14,250     13,114     12,013     10,960
Sum of payments over 20
  year guarantee period  150,474    150,131    149,517    184,170    183,120    181,638    179,843


The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the owner and the various rates of return of the Portfolios selected. The amount of the Income Payments would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is likely that the performance will fluctuate from month to month, monthly Income Payments (based on the Separate Account) will also fluctuate. No representation can be made by us or the Portfolios that this hypothetical performance can be achieved for any one year or sustained over any period of time.

                                   APPENDIX B



CONDENSED FINANCIAL INFORMATION



The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.



 The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:



                     For Separate Account Expenses of 0.70%



                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -- Series II shares        $10.00              $ 9.83              --        2007
AIM V.I. Capital Appreciation Fund --
  Series I shares                                     10.00               10.80              --        2007
AIM V.I. Core Equity Fund -- Series II shares         10.00               10.43              --        2007
AIM V.I. International Growth Fund --
  Series II shares                                    10.00               11.03              --        2007
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series
  Fund, Inc.
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Global Technology
  Portfolio -- Class B                                10.00               11.61              --        2007
AllianceBernstein Growth and Income
  Portfolio -- Class B                                10.00               10.15             240        2007
AllianceBernstein International Value
  Portfolio -- Class B                                10.00               10.21              --        2007
AllianceBernstein Large Cap Growth
  Portfolio -- Class B                                10.00               10.99              --        2007
AllianceBernstein Small Cap Growth
  Portfolio -- Class B                                10.00               10.93              --        2007
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------
VP Inflation Fund -- Class II                         10.00               10.85              --        2007
-------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III
  Shares                                              10.00                9.77              --        2007
BlackRock Global Allocation V.I. Fund --
  Class III Shares                                    10.00               11.38              --        2007
BlackRock Large Cap Growth V.I. Fund --
  Class III Shares                                    10.00               10.28              --        2007
BlackRock Value Opportunities V.I. Fund --
  Class III Shares                                    10.00                9.45              --        2007
-------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth Fund, Variable
  Series -- Class A                                  $10.00              $11.12              --        2007
Columbia Marsico International Opportunities
  Fund, Variable Series -- Class B                    10.00               11.63              --        2007
-------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------
VT Floating-Rate Income Fund                          10.00                9.99              --        2007
VT Worldwide Health Sciences Fund                     10.00               10.22              --        2007
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund -- Class 2                    10.00               10.80              --        2007
-------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -- Service
  Shares                                              10.00               10.06              --        2007
Federated Kaufmann Fund II -- Service Shares          10.00               11.44              --        2007
-------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
VIP Balanced Portfolio -- Service Class 2             10.00               10.46              --        2007
VIP Contrafund(R) Portfolio -- Service
  Class 2                                             10.00               11.29             145        2007
VIP Dynamic Capital Appreciation
  Portfolio -- Service Class 2                        10.00               10.08              --        2007
VIP Equity-Income Portfolio -- Service
  Class 2                                             10.00                9.76              --        2007
VIP Growth & Income Portfolio -- Service
  Class 2                                             10.00               10.79              --        2007
VIP Growth Portfolio -- Service Class 2               10.00               12.13              --        2007
VIP Mid Cap Portfolio -- Service Class 2              10.00               11.02              --        2007
VIP Value Strategies Portfolio -- Service
  Class 2                                             10.00                9.76              --        2007
-------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
  Products Trust
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -- Class 2
  Shares                                              10.00               10.08           4,151        2007
Mutual Discovery Securities Fund -- Class 2
  Shares                                              10.00               10.60              78        2007
Mutual Shares Securities Fund -- Class 2
  Shares                                              10.00                9.68           2,100        2007
Templeton Growth Securities Fund -- Class 2
  Shares                                              10.00                9.90           1,007        2007
-------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------
Core Value Equity Fund -- Class 1 Shares
  (formerly, Value Equity Fund)                      $10.00              $10.65              --        2007
Income Fund -- Class 1 Shares                         10.00               10.35              --        2007
Mid-Cap Equity Fund -- Class 1 Shares                 10.00               10.66              --        2007
Money Market Fund                                     10.00               10.37              --        2007
Premier Growth Equity Fund -- Class 1 Shares          10.00               10.19              --        2007
Real Estate Securities Fund -- Class 1 Shares         10.00                7.56              --        2007
S&P 500(R) Index Fund                                 10.00               10.16              --        2007
Small-Cap Equity Fund -- Class 1 Shares               10.00                9.72              --        2007
Total Return Fund -- Class 3 Shares                   10.00               10.79              --        2007
U.S. Equity Fund -- Class 1 Shares                    10.00               10.46              --        2007
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Fund, Inc.
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund -- Service
  Shares                                              10.00               10.65              78        2007
Goldman Sachs Growth and Income -- Service
  Shares                                              10.00                9.84              --        2007
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------
Balanced Portfolio -- Service Shares                  10.00               10.73              --        2007
Forty Portfolio -- Service Shares                     10.00               13.12              --        2007
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Aggressive
  Growth Portfolio -- Class II                        10.00                9.80              --        2007
Legg Mason Partners Variable Fundamental
  Value Portfolio -- Class I                          10.00                9.55              --        2007
-------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------
America's Value Portfolio -- Class VC Shares          10.00                9.91              --        2007
Bond-Debenture Portfolio -- Class VC Shares           10.00               10.34             162        2007
Growth Opportunities Portfolio -- Class VC
  Shares                                              10.00               11.39              73        2007
Growth and Income Portfolio -- Class VC
  Shares                                              10.00               10.06              --        2007
International Portfolio -- Class VC Shares            10.00                9.98              --        2007
-------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series --
  Service Class Shares                                10.00               10.81              --        2007
MFS(R) Investors Trust Series -- Service
  Class Shares                                        10.00               10.60              --        2007
MFS(R) Total Return Series -- Service Class
  Shares                                              10.00               10.04              --        2007
MFS(R) Utilities Series -- Service Class
  Shares.                                             10.00               12.02              --        2007
-------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA -- Service
  Shares                                             $10.00              $10.02              --        2007
Oppenheimer Capital Appreciation Fund/VA --
  Service Shares                                      10.00               10.87              --        2007
Oppenheimer Global Securities Fund/VA --
  Service Shares                                      10.00               10.29              79        2007
Oppenheimer Main Street Fund/VA -- Service
  Shares                                              10.00               10.06              --        2007
Oppenheimer Main Street Small Cap Fund/VA --
  Service Shares                                      10.00                9.35              --        2007
Oppenheimer MidCap Fund/VA -- Service Shares          10.00               10.11              --        2007
-------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
All Asset Portfolio -- Advisor Class Shares           10.00               10.68              --        2007
High Yield Portfolio -- Administrative Class
  Shares                                              10.00               10.13              --        2007
Long-Term U.S. Government Portfolio --
  Administrative Class Shares                         10.00               10.89              --        2007
Low Duration Portfolio -- Administrative
  Class Shares                                        10.00               10.62              --        2007
Total Return Portfolio -- Administrative
  Class Shares                                        10.00               10.77           1,577        2007
-------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio -- Class II
  Shares                                              10.00               10.65              --        2007
Jennison Portfolio -- Class II Shares                 10.00               10.74              --        2007
Natural Resources Portfolio -- Class II
  Shares                                              10.00               14.31              --        2007
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
NASDAQ -- 100-Registered Trademark- Fund
  (formerly, OTC Fund)                                10.00               11.36              --        2007
-------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------------
Equity and Income Portfolio -- Class II
  Shares                                              10.00               10.10              --        2007
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------------
Comstock Portfolio -- Class II Shares                 10.00                9.43              --        2007
Growth and Income Portfolio -- Class II
  Shares                                              10.00               10.00              --        2007

                     For Separate Account Expenses of 1.00%



                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -- Series II shares        $10.00              $ 9.80              --        2007
AIM V.I. Capital Appreciation Fund --
  Series I shares                                     10.00               10.77              --        2007
AIM V.I. Core Equity Fund -- Series II shares         10.00               10.40              --        2007
AIM V.I. International Growth Fund --
  Series II shares                                    10.00               11.00              --        2007
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series
  Fund, Inc.
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Global Technology
  Portfolio -- Class B                                10.00               11.58              --        2007
AllianceBernstein Growth and Income
  Portfolio -- Class B                                10.00               10.12              --        2007
AllianceBernstein International Value
  Portfolio -- Class B                                10.00               10.18              --        2007
AllianceBernstein Large Cap Growth
  Portfolio -- Class B                                10.00               10.96              --        2007
AllianceBernstein Small Cap Growth
  Portfolio -- Class B                                10.00               10.90              --        2007
-------------------------------------------------------------------------------------------------------------
American Century Variable
  Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------
VP Inflation Fund -- Class II                         10.00               10.82              --        2007
-------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III
  Shares                                              10.00                9.74              --        2007
BlackRock Global Allocation V.I. Fund --
  Class III Shares                                    10.00               11.35              --        2007
BlackRock Large Cap Growth V.I. Fund --
  Class III Shares                                    10.00               10.25           1,657        2007
BlackRock Value Opportunities V.I. Fund --
  Class III Shares                                    10.00                9.43              --        2007
-------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth Fund, Variable
  Series -- Class A                                   10.00               11.09              --        2007
Columbia Marsico International Opportunities
  Fund, Variable Series -- Class B                    10.00               11.60              --        2007
-------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------
VT Floating-Rate Income Fund                          10.00                9.97              --        2007
VT Worldwide Health Sciences Fund                     10.00               10.19              --        2007
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund -- Class 2                    10.00               10.78              --        2007
-------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -- Service
  Shares                                             $10.00              $10.04              --        2007
Federated Kaufmann Fund II -- Service Shares          10.00               11.41              --        2007
-------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
VIP Balanced Portfolio -- Service Class 2             10.00               10.44              --        2007
VIP Contrafund-Registered Trademark-
  Portfolio -- Service Class 2                        10.00               11.26              --        2007
VIP Dynamic Capital Appreciation
  Portfolio -- Service Class 2                        10.00               10.06              --        2007
VIP Equity-Income Portfolio -- Service
  Class 2                                             10.00                9.73              --        2007
VIP Growth & Income Portfolio -- Service
  Class 2                                             10.00               10.76              --        2007
VIP Growth Portfolio -- Service Class 2               10.00               12.10              --        2007
VIP Mid Cap Portfolio -- Service Class 2              10.00               10.99              --        2007
VIP Value Strategies Portfolio -- Service
  Class 2                                             10.00                9.73              --        2007
-------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
  Products Trust
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -- Class 2
  Shares                                              10.00               10.05              --        2007
Mutual Discovery Securities Fund -- Class 2
  Shares                                              10.00               10.57              --        2007
Mutual Shares Securities Fund -- Class 2
  Shares                                              10.00                9.66           1,749        2007
Templeton Growth Securities Fund -- Class 2
  Shares                                              10.00                9.88           1,125        2007
-------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------
Core Value Equity Fund -- Class 1 Shares
  (formerly, Value Equity Fund)                       10.00               10.63              --        2007
Income Fund -- Class 1 Shares                         10.00               10.32              --        2007
Mid-Cap Equity Fund -- Class 1 Shares                 10.00               10.63              --        2007
Money Market Fund                                     10.00               10.34              --        2007
Premier Growth Equity Fund -- Class 1 Shares          10.00               10.16              --        2007
Real Estate Securities Fund -- Class 1 Shares         10.00                7.54              --        2007
S&P 500-Registered Trademark- Index Fund              10.00               10.14              --        2007
Small-Cap Equity Fund -- Class 1 Shares               10.00                9.70              --        2007
Total Return Fund -- Class 3 Shares                   10.00               10.77              --        2007
U.S. Equity Fund -- Class 1 Shares                    10.00               10.43              --        2007
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Fund, Inc.
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund -- Service
  Shares                                              10.00               10.62              --        2007
Goldman Sachs Growth and Income -- Service
  Shares                                              10.00                9.81              --        2007
-------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------
Balanced Portfolio -- Service Shares                 $10.00              $10.70              --        2007
Forty Portfolio -- Service Shares                     10.00               13.09              --        2007
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Aggressive
  Growth Portfolio -- Class II                        10.00                9.77              --        2007
Legg Mason Partners Variable Fundamental
  Value Portfolio -- Class I                          10.00                9.53              --        2007
-------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------
America's Value Portfolio -- Class VC Shares          10.00                9.88              --        2007
Bond-Debenture Portfolio -- Class VC Shares           10.00               10.31           1,108        2007
Growth Opportunities Portfolio -- Class VC
  Shares                                              10.00               11.36             508        2007
International Portfolio -- Class VC Shares            10.00                9.95              --        2007
Growth and Income Portfolio -- Class VC
  Shares                                              10.00               10.03              --        2007
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Variable Insurance
  Trust
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth
  Stock Series -- Service Class Shares                10.00               10.78              --        2007
MFS-Registered Trademark- Investors Trust
  Series -- Service Class Shares                      10.00               10.57              --        2007
MFS-Registered Trademark- Total Return
  Series -- Service Class Shares                      10.00               10.02              --        2007
MFS-Registered Trademark- Utilities
  Series -- Service Class Shares                      10.00               11.99              --        2007
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA -- Service
  Shares                                              10.00                9.99              --        2007
Oppenheimer Capital Appreciation Fund/VA --
  Service Shares                                      10.00               10.84              --        2007
Oppenheimer Global Securities Fund/VA --
  Service Shares                                      10.00               10.26              --        2007
Oppenheimer Main Street Fund/VA -- Service
  Shares                                              10.00               10.03              --        2007
Oppenheimer Main Street Small Cap Fund/VA --
  Service Shares                                      10.00                9.33              --        2007
Oppenheimer MidCap Fund/VA -- Service Shares          10.00               10.08              --        2007
-------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
All Asset Portfolio -- Advisor Class Shares          $10.00              $10.65              --        2007
High Yield Portfolio -- Administrative Class
  Shares                                              10.00               10.11              --        2007
Long-Term U.S. Government Portfolio --
  Administrative Class Shares                         10.00               10.86           3,194        2007
Low Duration Portfolio -- Administrative
  Class Shares                                        10.00               10.59              --        2007
Total Return Portfolio -- Administrative
  Class Shares                                        10.00               10.74              --        2007
-------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio -- Class II
  Shares                                              10.00               10.62              --        2007
Jennison Portfolio -- Class II Shares                 10.00               10.71              --        2007
Natural Resources Portfolio -- Class II
  Shares                                              10.00               14.27              --        2007
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
NASDAQ -- 100-Registered Trademark- Fund
  (formerly, OTC Fund)                                10.00               11.33              --        2007
-------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------------
Equity and Income Portfolio -- Class II
  Shares                                              10.00               10.07              --        2007
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------------
Comstock Portfolio -- Class II Shares                 10.00                9.41           1,775        2007
Growth and Income Portfolio -- Class II
  Shares                                              10.00                9.98              --        2007

                     For Separate Account Expenses of 1.20%



                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -- Series II shares        $10.00              $ 9.79               --       2007
AIM V.I. Capital Appreciation Fund --
  Series I shares                                     10.00               10.75               --       2007
AIM V.I. Core Equity Fund -- Series II shares         10.00               10.38               --       2007
AIM V.I. International Growth Fund --
  Series II shares                                    10.00               10.98               --       2007
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series
  Fund, Inc.
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Global Technology
  Portfolio -- Class B                                10.00               11.56               --       2007
AllianceBernstein Growth and Income
  Portfolio -- Class B                                10.00               10.11            5,452       2007
AllianceBernstein International Value
  Portfolio -- Class B                                10.00               10.16              957       2007
AllianceBernstein Large Cap Growth
  Portfolio -- Class B                                10.00               10.94               --       2007
AllianceBernstein Small Cap Growth
  Portfolio -- Class B                                10.00               10.88               --       2007
-------------------------------------------------------------------------------------------------------------
American Century Variable
  Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------
VP Inflation Fund -- Class II                         10.00               10.80            1,976       2007
-------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III
  Shares                                              10.00                9.73              133       2007
BlackRock Global Allocation V.I. Fund --
  Class III Shares                                    10.00               11.33               --       2007
BlackRock Large Cap Growth V.I. Fund --
  Class III Shares                                    10.00               10.23              571       2007
BlackRock Value Opportunities V.I. Fund --
  Class III Shares                                    10.00                9.41              468       2007
-------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth Fund, Variable
  Series -- Class A                                   10.00               11.07            1,138       2007
Columbia Marsico International Opportunities
  Fund, Variable Series -- Class B                    10.00               11.58               --       2007
-------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------
VT Floating-Rate Income Fund                          10.00                9.95               --       2007
VT Worldwide Health Sciences Fund                     10.00               10.18               --       2007
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund -- Class 2                    10.00               10.76              909       2007
-------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -- Service
  Shares                                             $10.00              $10.02              450       2007
Federated Kaufmann Fund II -- Service Shares          10.00               11.39            2,538       2007
-------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
VIP Balanced Portfolio -- Service Class 2             10.00               10.42            1,958       2007
VIP Contrafund-Registered Trademark-
  Portfolio -- Service Class 2                        10.00               11.24           14,521       2007
VIP Dynamic Capital Appreciation
  Portfolio -- Service Class 2                        10.00               10.04               --       2007
VIP Equity-Income Portfolio -- Service
  Class 2                                             10.00                9.72            1,744       2007
VIP Growth & Income Portfolio -- Service
  Class 2                                             10.00               10.74               --       2007
VIP Growth Portfolio -- Service Class 2               10.00               12.07               --       2007
VIP Mid Cap Portfolio -- Service Class 2              10.00               10.97               --       2007
VIP Value Strategies Portfolio -- Service
  Class 2                                             10.00                9.71               --       2007
-------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
  Products Trust
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -- Class 2
  Shares                                              10.00               10.04          205,339       2007
Mutual Discovery Securities Fund -- Class 2
  Shares                                              10.00               10.55            9,790       2007
Mutual Shares Securities Fund -- Class 2
  Shares                                              10.00                9.64           16,922       2007
Templeton Growth Securities Fund -- Class 2
  Shares                                              10.00                9.86            2,109       2007
-------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------
Core Value Equity Fund -- Class 1 Shares
  (formerly, Value Equity Fund)                       10.00               10.61               --       2007
Income Fund -- Class 1 Shares                         10.00               10.30            6,544       2007
Mid-Cap Equity Fund -- Class 1 Shares                 10.00               10.61               --       2007
Money Market Fund                                     10.00               10.32              717       2007
Premier Growth Equity Fund -- Class 1 Shares          10.00               10.14               --       2007
Real Estate Securities Fund -- Class 1 Shares         10.00                7.53               --       2007
S&P 500-Registered Trademark- Index Fund              10.00               10.12               --       2007
Small-Cap Equity Fund -- Class 1 Shares               10.00                9.68               --       2007
Total Return Fund -- Class 3 Shares                   10.00               10.75           41,921       2007
U.S. Equity Fund -- Class 1 Shares                    10.00               10.41            1,938       2007
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Fund, Inc.
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund -- Service
  Shares                                              10.00               10.60            1,269       2007
Goldman Sachs Growth and Income -- Service
  Shares                                              10.00                9.80            8,588       2007
-------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------
Balanced Portfolio -- Service Shares                 $10.00              $10.68            1,916       2007
Forty Portfolio -- Service Shares                     10.00               13.07               --       2007
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Aggressive
  Growth Portfolio -- Class II                        10.00                9.76            2,635       2007
Legg Mason Partners Variable Fundamental
  Value Portfolio -- Class I                          10.00                9.52               --       2007
-------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------
America's Value Portfolio -- Class VC Shares          10.00                9.87           31,872       2007
Bond-Debenture Portfolio -- Class VC Shares           10.00               10.29           12,986       2007
Growth Opportunities Portfolio -- Class VC
  Shares                                              10.00               11.34            1,751       2007
International Portfolio -- Class VC Shares            10.00                9.94              883       2007
Growth and Income Portfolio -- Class VC
  Shares                                              10.00               10.01            6,747       2007
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Variable Insurance
  Trust
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth
  Stock Series -- Service Class Shares                10.00               10.76               --       2007
MFS-Registered Trademark- Investors Trust
  Series -- Service Class Shares                      10.00               10.55               --       2007
MFS-Registered Trademark- Total Return
  Series -- Service Class Shares                      10.00               10.00            2,300       2007
MFS-Registered Trademark- Utilities
  Series -- Service Class Shares                      10.00               11.97               --       2007
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA -- Service
  Shares                                              10.00                9.97           13,863       2007
Oppenheimer Capital Appreciation Fund/VA --
  Service Shares                                      10.00               10.82            2,362       2007
Oppenheimer Global Securities Fund/VA --
  Service Shares                                      10.00               10.24            1,561       2007
Oppenheimer Main Street Fund/VA -- Service
  Shares                                              10.00               10.02              455       2007
Oppenheimer Main Street Small Cap Fund/VA --
  Service Shares                                      10.00                9.31               --       2007
Oppenheimer MidCap Fund/VA -- Service Shares          10.00               10.06               --       2007
-------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                  ACCUMULATION        ACCUMULATION      UNITS AT
                                                 UNIT VALUES AT      UNIT VALUES AT      END OF
SUBACCOUNTS                                    BEGINNING OF PERIOD   END OF PERIOD       PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
All Asset Portfolio -- Advisor Class Shares          $10.00              $10.63               --       2007
High Yield Portfolio -- Administrative Class
  Shares                                              10.00               10.09            2,064       2007
Long-Term U.S. Government Portfolio --
  Administrative Class Shares                         10.00               10.84            4,693       2007
Low Duration Portfolio -- Administrative
  Class Shares                                        10.00               10.58           17,427       2007
Total Return Portfolio -- Administrative
  Class Shares                                        10.00               10.72           13,812       2007
-------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio -- Class II
  Shares                                              10.00               10.60               --       2007
Jennison Portfolio -- Class II Shares                 10.00               10.69               --       2007
Natural Resources Portfolio -- Class II
  Shares                                              10.00               14.25               --       2007
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
NASDAQ -- 100-Registered Trademark- Fund
  (formerly, OTC Fund)                                10.00               11.31               --       2007
-------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------------
Equity and Income Portfolio -- Class II
  Shares                                              10.00               10.05           11,910       2007
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------------
Comstock Portfolio -- Class II Shares                 10.00                9.39            3,362       2007
Growth and Income Portfolio -- Class II
  Shares                                              10.00                9.96            3,220       2007

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

The Company.....................................................................   3

The Separate Account............................................................   4

Additional Information About the General Account................................   4

Net Investment Factor...........................................................   4

Termination of Participation Agreements.........................................   4

Calculation of Performance Data.................................................   6

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund.....   6

Other Subaccounts...............................................................   7

Other Performance Data..........................................................   8

Tax Matters.....................................................................   8

  Taxation of Genworth Life and Annuity Insurance Company.......................   8
  IRS Required Distributions....................................................   9

General Provisions..............................................................   9

  Using the Contracts as Collateral.............................................   9
  The Beneficiary...............................................................   9
  Non-Participating.............................................................   9
  Misstatement of Age or Gender.................................................  10
  Incontestability..............................................................  10
  Statement of Values...........................................................  10
  Trust as Owner or Beneficiary.................................................  10
  Written Notice................................................................  10

Legal Developments Regarding Employment-Related Benefit Plans...................  10

Regulation of Genworth Life and Annuity Insurance Company.......................  10

Experts.........................................................................  10

Financial Statements............................................................  11

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 WEST BROAD STREET
                            RICHMOND, VIRGINIA 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling 800.352.9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230


Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1712 08/06 (RetireReady-SM- Variable Income Provider), to:


Name:___________________________________________________________________________

Address:________________________________________________________________________
                                     Street

________________________________________________________________________________
            City                       State                      Zip

Signature of Requestor:_________________________________________________________
                                                               Date

                      (This page left blank intentionally)

                    STATEMENT OF ADDITIONAL INFORMATION FOR
                    MODIFIED SINGLE PREMIUM PAYMENT VARIABLE
                          IMMEDIATE ANNUITY CONTRACTS

                                FORM P1712 08/06

                                   ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3
                             6610 WEST BROAD STREET
                            RICHMOND, VIRGINIA 23230
                         TELEPHONE NUMBER: 800.352.9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2008, for the Modified Single Premium Payment Variable Immediate Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 3. The terms used in the current prospectus for Modified Single Premium Payment Variable Immediate Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

    Call:     800.352.9910

    Or        Genworth Life and Annuity Insurance Company
    write:    6610 West Broad Street
              Richmond, Virginia 23230

    Or        www.genworth.com
    visit:

    Or:       contact your financial representative

The date of this Statement of Additional Information is May 1, 2008.

TABLE OF CONTENTS

The Company..........................................................................   3

The Separate Account.................................................................   4

Additional Information About the General Account.....................................   4

Net Investment Factor................................................................   4

Termination of Participation Agreements..............................................   4

Calculation of Performance Data......................................................   6

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund..........   6

Other Subaccounts....................................................................   7

Other Performance Data...............................................................   8

Tax Matters..........................................................................   8

    Taxation of Genworth Life and Annuity Insurance Company..........................   8
    IRS Required Distributions.......................................................   9

General Provisions...................................................................   9

    Using the Contracts as Collateral................................................   9
    The Beneficiary..................................................................   9
    Non-Participating................................................................   9
    Misstatement of Age or Gender....................................................  10
    Incontestability.................................................................  10
    Statement Of Values..............................................................  10
    Trust as Owner or Beneficiary....................................................  10
    Written Notice...................................................................  10

Legal Developments Regarding Employment-Related Benefit Plans........................  10

Regulation of Genworth Life and Annuity Insurance Company............................  10

Experts..............................................................................  10

Financial Statements.................................................................  11

THE COMPANY


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").



On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.



Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.



On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.



Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.



We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and
(2) Retirement Income and Institutional.



- PROTECTION. We offer customers life insurance, including term and universal, and Medicare supplement insurance.



- RETIREMENT INCOME AND INSTITUTIONAL. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. Institutional products include funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs").



We also have Corporate and Other activities, which include income and expenses not allocated to the segments.



We do business in the District of Columbia and all states, except New York.



We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premium payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GENERAL ACCOUNT

If available, the initial interest rate guarantee period for any allocation you make to the General Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

NET INVESTMENT FACTOR

Prior to the Income Start Date, the net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus
(c) where:

(a)   is the result of:

    (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

    (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

    (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

(b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

(c) is the daily factor for the Valuation Period representing the asset charge deducted from the Subaccount adjusted for the number of days in the Valuation Period.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

LORD ABBETT SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. This agreement may be terminated by the parties upon 180 days' advance written notice.

VAN KAMPEN LIFE INVESTMENT TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNT INVESTING IN THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 0.70% of assets in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

    Current Yield = ((NCP - ES)/UV) X (365/7)

    where:

                           NCP   =  the net change in the value of the investment Portfolio
                                    (exclusive of realized gains and losses on the sale of
                                    securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day
                                    period attributable to a hypothetical account having a
                                    balance of one unit.

                           ES    =  per unit expenses of the hypothetical account for the
                                    seven-day period.

                           UV    =  the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

    Effective Yield = (1 + ((NCP - ES)/
    UV))TO THE POWER OF 365/7 - 1

    where:

                           NCP   =  the net change in the value of the investment Portfolio
                                    (exclusive of realized gains and losses on the sale of
                                    securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day
                                    period attributable to a hypothetical account having a
                                    balance of one unit.

                           ES    =  per unit expenses of the hypothetical account for the
                                    seven-day period.

                           UV    =  the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments
Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield: 3.76 as of December 31, 2007
Effective Yield: 3.83 as of December 31, 2007


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

OTHER SUBACCOUNTS

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect.

Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge as described below:

1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses and the mortality and expense risk charge).

2) Standardized total return considers the maximum charges for all available optional riders.

3) Standardized total return does not reflect the deduction of any premium taxes.

4) Standardized total return will then be calculated according to the following formula:

    TR = (ERV/P)TO THE POWER OF 1/N - 1

    where:

                           TR    =  the average annual total return for the period.
                           ERV   =  the ending redeemable value (reflecting deductions as
                                    described above) of the hypothetical investment at the end of the period.
                           P     =  a hypothetical single investment of $1,000
                           N     =  the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE DATA

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

    CTR = (ERV/P)-1

    where:

                           CTR   =  the cumulative total return for the period.
                           ERV   =  the ending redeemable value (reflecting deductions as
                                    described above) of the hypothetical investment at the end of the period.
                           P     =  a hypothetical single investment of $1,000

Sales literature may also quote cumulative and/ or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. SEE the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the account value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

(a) if any owner dies on or after the Income Start Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

(b) if any owner dies prior to the Income Start Date, the entire interest in the contract will be distributed:

     (1)  within five years after the date of that owner's death; or

     (2) as Income Payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

GENERAL PROVISIONS

Other rules apply to Qualified Contracts.

USING THE CONTRACTS AS COLLATERAL

A Non-Qualified Contract can be assigned as collateral security for a loan. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity or tax consequences of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. SEE the "Tax Matters" provision in the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING

The contract is non-participating. It does not share in our profits or surplus. No dividends are payable.

MISSTATEMENT OF AGE OR GENDER

If any person's age or gender is misstated, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender. If any overpayments have been made, future payments will be adjusted. Any underpayments will be paid in full.

INCONTESTABILITY

We will not contest the contract.

STATEMENT OF VALUES

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR BENEFICIARY

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE FOR TAX DEFERRED ANNUITY V. NORRIS, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of NORRIS, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

EXPERTS


The consolidated financial statements and financial statement schedules for Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007, and the financial statements of the Separate Account as of December 31, 2007 and for the periods indicated, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS


The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                             Financial Statements

                         Year Ended December 31, 2007

     (With Independent registered Public Accounting Firm's Report Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               Table of Contents

                               December 31, 2007

                                                                            Page
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-12

Statements of Changes in Net Assets........................................ F-22

Notes to Financial Statements.............................................. F-32

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 3 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statement of assets and liabilities of Genworth Life & Annuity VA Separate Account 3 (the Account) (comprising the AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds,
Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Large Cap Growth V.I. Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series --Class A; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Mutual Discovery Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Income Fund, Money Market Fund, Total Return
Fund -- Class 3 Shares, U.S. Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Capital Growth Fund -- Service Shares, Goldman Sachs Growth and Income Fund -- Service Shares; Janus Aspen Series -- Balanced Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II; Lord Abbett Series Fund, Inc. -- America's Value Portfolio -- Class VC Shares, Bond-Debenture Portfolio -- Class VC Shares, Growth and Income
Portfolio -- Class VC Shares, Growth Opportunities Portfolio -- Class VC Shares, International Portfolio -- Class VC Shares; MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Main Street
Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Low Duration
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Growth & Income Portfolio -- Class II Shares) as of December 31, 2007, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for the year or lesser period then ended, and the financial highlights for the year or lesser period then ended. These financial statements and financial highlights are the responsibility of Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the account principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 3 as of December 31, 2007, the results of their operations for the year or lesser period then ended, the changes in their net assets for the year or lesser period then ended, and the financial highlights for the year or lesser period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 19, 2008

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                     Statements of Assets and Liabilities

                               December 31, 2007

                                                               AllianceBernstein Variable Products
                                                                        Series Fund, Inc.
                                                            -----------------------------------------
                                                             AllianceBernstein    AllianceBernstein
                                                             Growth and Income   International Value
                                         Consolidated Total Portfolio -- Class B Portfolio -- Class B
                                         ------------------ -------------------- --------------------
Assets:
Investments at fair market value (note
  2b)...................................     $4,943,624            57,541               9,725
Dividend receivable.....................          1,703                --                  --
Receivable for units sold...............             29                --                  --
                                             ----------            ------               -----
       Total assets.....................      4,945,356            57,541               9,725
                                             ----------            ------               -----
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................            494                 6                   1
Payable for units withdrawn.............          2,926                 1                   1
                                             ----------            ------               -----
       Total liabilities................          3,420                 7                   2
                                             ----------            ------               -----
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............      1,423,400            19,409               9,723
   Variable annuity contract owners in
     the annuitization period...........      3,518,536            38,125                  --
                                             ----------            ------               -----
       Net assets.......................     $4,941,936            57,534               9,723
                                             ==========            ======               =====
Investments in securities, at cost......     $5,028,576            58,121               9,666
                                             ==========            ======               =====
Shares outstanding......................        311,111             2,167                 391
                                             ==========            ======               =====

                                               American Century
                                         Variable Portfolios II, Inc.
                                         ----------------------------

                                           VP Inflation Protection
                                               Fund -- Class II
                                         ----------------------------
Assets:
Investments at fair market value (note
  2b)...................................            21,276
Dividend receivable.....................                65
Receivable for units sold...............                --
                                                    ------
       Total assets.....................            21,341
                                                    ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................                 3
Payable for units withdrawn.............                --
                                                    ------
       Total liabilities................                 3
                                                    ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............             4,886
   Variable annuity contract owners in
     the annuitization period...........            16,452
                                                    ------
       Net assets.......................            21,338
                                                    ======
Investments in securities, at cost......            21,058
                                                    ======
Shares outstanding......................             2,017
                                                    ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

                                                                                                  Columbia Funds
                                                                                                Variable Insurance
                                                 BlackRock Variable Series Funds, Inc.               Trust I
                                         ------------------------------------------------------ ------------------
                                                                                                 Columbia Marsico
                                          BlackRock Basic   BlackRock Large   BlackRock Value      Growth Fund,
                                            Value V.I.      Cap Growth V.I.  Opportunities V.I. Variable Series --
                                         Fund -- Class III Fund -- Class III Fund -- Class III       Class A
                                         ----------------- ----------------- ------------------ ------------------
Assets:
Investments at fair market value (note
  2b)...................................      $1,294            22,822             4,404              12,601
Dividend receivable.....................          --                --                --                  --
Receivable for units sold...............          --                --                --                  --
                                              ------            ------             -----              ------
       Total assets.....................       1,294            22,822             4,404              12,601
                                              ------            ------             -----              ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................          --                 2                 1                   1
Payable for units withdrawn.............           1                 1                 1                  --
                                              ------            ------             -----              ------
       Total liabilities................           1                 3                 2                   1
                                              ------            ------             -----              ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............          --                --                --                   1
   Variable annuity contract owners in
     the annuitization period...........       1,293            22,819             4,402              12,599
                                              ------            ------             -----              ------
       Net assets.......................      $1,293            22,819             4,402              12,600
                                              ======            ======             =====              ======
Investments in securities, at cost......      $1,468            23,051             5,393              12,782
                                              ======            ======             =====              ======
Shares outstanding......................          94             1,800               276                 566
                                              ======            ======             =====              ======

                                         Evergreen Variable
                                           Annuity Trust
                                         ------------------


                                         Evergreen VA Omega
                                          Fund -- Class 2
                                         ------------------
Assets:
Investments at fair market value (note
  2b)...................................       9,782
Dividend receivable.....................          --
Receivable for units sold...............          --
                                               -----
       Total assets.....................       9,782
                                               -----
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................           1
Payable for units withdrawn.............          --
                                               -----
       Total liabilities................           1
                                               -----
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............       9,781
   Variable annuity contract owners in
     the annuitization period...........          --
                                               -----
       Net assets.......................       9,781
                                               =====
Investments in securities, at cost......       9,647
                                               =====
Shares outstanding......................         498
                                               =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

                                                 Federated Insurance Series
                                         ------------------------------------------
                                          Federated High Income  Federated Kaufmann
                                         Bond Fund II -- Service Fund II -- Service
                                                 Shares                Shares
                                         ----------------------- ------------------
Assets:
Investments at fair market value (note
  2b)...................................         $4,504                28,921
Dividend receivable.....................             --                    --
Receivable for units sold...............             --                    --
                                                 ------                ------
       Total assets.....................          4,504                28,921
                                                 ------                ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................             --                     3
Payable for units withdrawn.............             --                    --
                                                 ------                ------
       Total liabilities................             --                     3
                                                 ------                ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............             --                 4,799
   Variable annuity contract owners in
     the annuitization period...........          4,504                24,119
                                                 ------                ------
       Net assets.......................         $4,504                28,918
                                                 ======                ======
Investments in securities, at cost......         $4,498                28,785
                                                 ======                ======
Shares outstanding......................            605                 1,554
                                                 ======                ======

                                                  Fidelity(R) Variable Insurance Products Fund
                                         --------------------------------------------------------------
                                             VIP Balanced      VIP Contrafund(R)    VIP Equity-Income
                                         Portfolio -- Service Portfolio -- Service Portfolio -- Service
                                               Class 2              Class 2              Class 2
                                         -------------------- -------------------- --------------------
Assets:
Investments at fair market value (note
  2b)...................................        20,395              164,875               16,945
Dividend receivable.....................            --                   --                   --
Receivable for units sold...............            --                   --                   --
                                                ------              -------               ------
       Total assets.....................        20,395              164,875               16,945
                                                ------              -------               ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................             2                   16                    2
Payable for units withdrawn.............            --                    1                   --
                                                ------              -------               ------
       Total liabilities................             2                   17                    2
                                                ------              -------               ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............        14,457               46,965               16,943
   Variable annuity contract owners in
     the annuitization period...........         5,936              117,893                   --
                                                ------              -------               ------
       Net assets.......................        20,393              164,858               16,943
                                                ======              =======               ======
Investments in securities, at cost......        20,757              183,933               18,776
                                                ======              =======               ======
Shares outstanding......................         1,303                6,004                  719
                                                ======              =======               ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

                                                    Franklin Templeton Variable Insurance Products Trust
                                         ---------------------------------------------------------------------------
                                          Franklin Income    Mutual Discovery    Mutual Shares     Templeton Growth
                                         Securities Fund -- Securities Fund -- Securities Fund -- Securities Fund --
                                           Class 2 Shares     Class 2 Shares     Class 2 Shares     Class 2 Shares
                                         ------------------ ------------------ ------------------ ------------------
Assets:
Investments at fair market value (note
  2b)...................................     $2,103,427          104,141            200,494             41,950
Dividend receivable.....................             --               --                 --                 --
Receivable for units sold...............             --               --                 --                 --
                                             ----------          -------            -------             ------
       Total assets.....................      2,103,427          104,141            200,494             41,950
                                             ----------          -------            -------             ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................            207               10                 19                  4
Payable for units withdrawn.............            753               --                 94                 53
                                             ----------          -------            -------             ------
       Total liabilities................            960               10                113                 57
                                             ----------          -------            -------             ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............        562,039           37,499             62,902                 --
   Variable annuity contract owners in
     the annuitization period...........      1,540,428           66,632            137,479             41,893
                                             ----------          -------            -------             ------
       Net assets.......................     $2,102,467          104,131            200,381             41,893
                                             ==========          =======            =======             ======
Investments in securities, at cost......     $2,109,760          103,341            201,000             42,139
                                             ==========          =======            =======             ======
Shares outstanding......................        121,515            4,396              9,930              2,717
                                             ==========          =======            =======             ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

                                                             GE Investments Funds, Inc.
                                         -------------------------------------------------------------------
                                                                       Total Return Fund --
                                         Income Fund Money Market Fund    Class 3 Shares    U.S. Equity Fund
                                         ----------- ----------------- -------------------- ----------------
Assets:
Investments at fair market value (note
  2b)...................................   $67,428         7,376             451,926             20,177
Dividend receivable.....................        --            26                  --                 --
Receivable for units sold...............        --            --                  --                 --
                                           -------         -----             -------             ------
       Total assets.....................    67,428         7,402             451,926             20,177
                                           -------         -----             -------             ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................         7             1                  45                  2
Payable for units withdrawn.............        --             1               1,353                 --
                                           -------         -----             -------             ------
       Total liabilities................         7             2               1,398                  2
                                           -------         -----             -------             ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............    19,517         4,835             223,537                 --
   Variable annuity contract owners in
     the annuitization period...........    47,904         2,565             226,991             20,175
                                           -------         -----             -------             ------
       Net assets.......................   $67,421         7,400             450,528             20,175
                                           =======         =====             =======             ======
Investments in securities, at cost......   $70,410         7,376             472,747             23,388
                                           =======         =====             =======             ======
Shares outstanding......................     5,863         7,376              24,310                554
                                           =======         =====             =======             ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007


                                            Goldman Sachs Variable Insurance Trust      Janus Aspen Series
                                         --------------------------------------------- ---------------------

                                             Goldman Sachs          Goldman Sachs
                                             Capital Growth       Growth and Income    Balanced Portfolio --
                                         Fund -- Service Shares Fund -- Service Shares    Service Shares
                                         ---------------------- ---------------------- ---------------------
Assets:
Investments at fair market value (note
  2b)...................................        $14,279                 84,135                20,469
Dividend receivable.....................             --                     --                    --
Receivable for units sold...............             --                     --                    --
                                                -------                 ------                ------
       Total assets.....................         14,279                 84,135                20,469
                                                -------                 ------                ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................              1                      8                     2
Payable for units withdrawn.............              1                     --                    --
                                                -------                 ------                ------
       Total liabilities................              2                      8                     2
                                                -------                 ------                ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............            827                 14,225                14,530
   Variable annuity contract owners in
     the annuitization period...........         13,450                 69,902                 5,937
                                                -------                 ------                ------
       Net assets.......................        $14,277                 84,127                20,467
                                                =======                 ======                ======
Investments in securities, at cost......        $14,341                 86,392                20,657
                                                =======                 ======                ======
Shares outstanding......................          1,122                  6,715                   659
                                                =======                 ======                ======

                                          Legg Mason Partners
                                         Variable Equity Trust
                                         ---------------------
                                          Legg Mason Partners
                                          Variable Aggressive
                                          Growth Portfolio --
                                               Class II
                                         ---------------------
Assets:
Investments at fair market value (note
  2b)...................................        25,706
Dividend receivable.....................            --
Receivable for units sold...............            --
                                                ------
       Total assets.....................        25,706
                                                ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................             3
Payable for units withdrawn.............            --
                                                ------
       Total liabilities................             3
                                                ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............            --
   Variable annuity contract owners in
     the annuitization period...........        25,703
                                                ------
       Net assets.......................        25,703
                                                ======
Investments in securities, at cost......        26,086
                                                ======
Shares outstanding......................         1,578
                                                ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

                                                                                 Lord Abbett Series Fund, Inc.
                                         ---------------------------------------------------------------------------------------
                                            America's Value       Bond-Debenture       Growth and Income   Growth Opportunities
                                         Portfolio -- Class VC Portfolio -- Class VC Portfolio -- Class VC Portfolio -- Class VC
                                                Shares                Shares                Shares                Shares
                                         --------------------- --------------------- --------------------- ---------------------
Assets:
Investments at fair market value (note
  2b)...................................       $314,431               146,726               67,563                26,466
Dividend receivable.....................             --                    --                   --                    --
Receivable for units sold...............             29                    --                   --                    --
                                               --------               -------               ------                ------
       Total assets.....................        314,460               146,726               67,563                26,466
                                               --------               -------               ------                ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................             31                    14                    7                     3
Payable for units withdrawn.............             --                     1                   --                     1
                                               --------               -------               ------                ------
       Total liabilities................             31                    15                    7                     4
                                               --------               -------               ------                ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............         43,922                47,689               29,314                19,373
   Variable annuity contract owners in
     the annuitization period...........        270,507                99,022               38,242                 7,089
                                               --------               -------               ------                ------
       Net assets.......................       $314,429               146,711               67,556                26,462
                                               ========               =======               ======                ======
Investments in securities, at cost......       $331,162               151,293               69,892                28,138
                                               ========               =======               ======                ======
Shares outstanding......................         21,260                12,466                2,421                 1,620
                                               ========               =======               ======                ======

                                         ----------------------
                                             International
                                         Portfolio -- Class VC
                                                Shares
                                         ---------------------
Assets:
Investments at fair market value (note
  2b)...................................         8,780
Dividend receivable.....................            --
Receivable for units sold...............            --
                                                ------
       Total assets.....................         8,780
                                                ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................             1
Payable for units withdrawn.............             1
                                                ------
       Total liabilities................             2
                                                ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............            --
   Variable annuity contract owners in
     the annuitization period...........         8,778
                                                ------
       Net assets.......................         8,778
                                                ======
Investments in securities, at cost......        10,108
                                                ======
Shares outstanding......................           811
                                                ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

                                           MFS(R) Variable
                                           Insurance Trust                            Oppenheimer Variable Account Funds
                                         ------------------- ------------------------------------------------------------------
                                         MFS(R) Total Return Oppenheimer Balanced   Oppenheimer Capital    Oppenheimer Global
                                          Series -- Service       Fund/VA --      Appreciation Fund/VA -- Securities Fund/VA --
                                            Class Shares        Service Shares        Service Shares         Service Shares
                                         ------------------- -------------------- ----------------------- ---------------------
Assets:
Investments at fair market value (note
  2b)...................................       $22,994             138,289                25,568                 16,805
Dividend receivable.....................            --                  --                    --                     --
Receivable for units sold...............            --                  --                    --                     --
                                               -------             -------                ------                 ------
       Total assets.....................        22,994             138,289                25,568                 16,805
                                               -------             -------                ------                 ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................             2                  14                     3                      2
Payable for units withdrawn.............            --                  23                    --                     --
                                               -------             -------                ------                 ------
       Total liabilities................             2                  37                     3                      2
                                               -------             -------                ------                 ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............        14,437              31,647                14,258                    811
   Variable annuity contract owners in
     the annuitization period...........         8,555             106,605                11,307                 15,992
                                               -------             -------                ------                 ------
       Net assets.......................       $22,992             138,252                25,565                 16,803
                                               =======             =======                ======                 ======
Investments in securities, at cost......       $23,062             138,046                25,615                 17,015
                                               =======             =======                ======                 ======
Shares outstanding......................         1,072               8,494                   547                    463
                                               =======             =======                ======                 ======


                                         ------------------
                                         Oppenheimer Main
                                         Street Fund/VA --
                                          Service Shares
                                         -----------------
Assets:
Investments at fair market value (note
  2b)...................................       4,557
Dividend receivable.....................          --
Receivable for units sold...............          --
                                               -----
       Total assets.....................       4,557
                                               -----
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................           1
Payable for units withdrawn.............          --
                                               -----
       Total liabilities................           1
                                               -----
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............          --
   Variable annuity contract owners in
     the annuitization period...........       4,556
                                               -----
       Net assets.......................       4,556
                                               =====
Investments in securities, at cost......       4,654
                                               =====
Shares outstanding......................         180
                                               =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

                                                       PIMCO Variable Insurance Trust
                                         -----------------------------------------------------------
                                                        Long-Term U.S.
                                           High Yield     Government    Low Duration   Total Return
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Administrative Administrative Administrative Administrative
                                          Class Shares   Class Shares   Class Shares   Class Shares
                                         -------------- -------------- -------------- --------------
Assets:
Investments at fair market value (note
  2b)...................................    $20,692         85,326        183,637        164,558
Dividend receivable.....................        130            243            679            560
Receivable for units sold...............         --             --             --             --
                                            -------         ------        -------        -------
       Total assets.....................     20,822         85,569        184,316        165,118
                                            -------         ------        -------        -------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................          2             10             19             17
Payable for units withdrawn.............         --             --             --             62
                                            -------         ------        -------        -------
       Total liabilities................          2             10             19             79
                                            -------         ------        -------        -------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............         --         29,007         25,398         59,510
   Variable annuity contract owners in
     the annuitization period...........     20,820         56,552        158,899        105,529
                                            -------         ------        -------        -------
       Net assets.......................    $20,820         85,559        184,297        165,039
                                            =======         ======        =======        =======
Investments in securities, at cost......    $20,590         84,477        182,865        163,443
                                            =======         ======        =======        =======
Shares outstanding......................      2,570          7,799         17,829         15,687
                                            =======         ======        =======        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007


                                         The Universal Institutional
                                                 Funds, Inc.              Van Kampen Life Investment Trust
                                         --------------------------- -------------------------------------------
                                              Equity and Income            Comstock           Growth & Income
                                            Portfolio -- Class II    Portfolio -- Class II Portfolio -- Class II
                                                   Shares                   Shares                Shares
                                         --------------------------- --------------------- ---------------------
Assets:
Investments at fair market value (note
  2b)...................................          $120,300                  48,265                32,074
Dividend receivable.....................                --                      --                    --
Receivable for units sold...............                --                      --                    --
                                                  --------                  ------                ------
       Total assets.....................           120,300                  48,265                32,074
                                                  --------                  ------                ------
Liabilities:
Accrued expenses payable to affiliate
  (note 4b).............................                12                       5                     4
Payable for units withdrawn.............               577                      --                    --
                                                  --------                  ------                ------
       Total liabilities................               589                       5                     4
                                                  --------                  ------                ------
Net assets attributable to:
   Variable annuity contract owners in
     the accumulation period............            41,161                      --                    --
   Variable annuity contract owners in
     the annuitization period...........            78,550                  48,260                32,070
                                                  --------                  ------                ------
       Net assets.......................          $119,711                  48,260                32,070
                                                  ========                  ======                ======
Investments in securities, at cost......          $121,042                  49,312                32,290
                                                  ========                  ======                ======
Shares outstanding......................             8,161                   3,497                 1,505
                                                  ========                  ======                ======

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                           Statements of Operations

                                                                    AllianceBernstein Variable Products
                                                                             Series Fund, Inc.
                                                                 ----------------------------------------
                                                                  AllianceBernstein    AllianceBernstein
                                                                  Growth and Income   International Value
                                           Consolidated Total    Portfolio -- Class B Portfolio -- Class B
                                         ----------------------- -------------------- --------------------
                                         Period from February 14          Period from February 14
                                          to December 31, 2007             to December 31, 2007
                                         ----------------------- ----------------------------------------
Income -- Ordinary dividends............        $ 57,976                   --                   --
Expenses -- Mortality and expense risk
  charges (note 4a).....................          14,710                   62                   51
                                                --------                -----                 ----
Net investment income (expense).........          43,266                  (62)                 (51)
                                                --------                -----                 ----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............         (64,230)               2,394                 (593)
   Change in unrealized appreciation
     (depreciation).....................         (84,952)                (580)                  59
   Capital gain distributions...........          72,078                   --                   --
                                                --------                -----                 ----
Net realized and unrealized gain (loss)
  on investments........................         (77,104)               1,814                 (534)
                                                --------                -----                 ----
Increase (decrease) in net assets from
  operations............................        $(33,838)               1,752                 (585)
                                                ========                =====                 ====

                                               American Century
                                         Variable Portfolios II, Inc.
                                         ----------------------------

                                           VP Inflation Protection
                                               Fund -- Class II
                                         ----------------------------
                                           Period from February 14
                                             to December 31, 2007
                                         ----------------------------
Income -- Ordinary dividends............              209
Expenses -- Mortality and expense risk
  charges (note 4a).....................               78
                                                    -----
Net investment income (expense).........              131
                                                    -----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............              745
   Change in unrealized appreciation
     (depreciation).....................              218
   Capital gain distributions...........               --
                                                    -----
Net realized and unrealized gain (loss)
  on investments........................              963
                                                    -----
Increase (decrease) in net assets from
  operations............................            1,094
                                                    =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                                                                                    Columbia Funds
                                                                                                  Variable Insurance
                                                 BlackRock Variable Series Funds, Inc.                  Trust I
                                         -----------------------------------------------------  -----------------------
                                                                                                   Columbia Marsico
                                          BlackRock Basic   BlackRock Large   BlackRock Value        Growth Fund,
                                            Value V.I.      Cap Growth V.I.  Opportunities V.I.   Variable Series --
                                         Fund -- Class III Fund -- Class III Fund -- Class III          Class A
                                         ----------------- ----------------- ------------------ -----------------------
                                                        Period from February 14                 Period from February 14
                                                          to December 31, 2007                   to December 31, 2007
                                         -----------------------------------------------------  -----------------------
Income -- Ordinary dividends............       $  29               13                243                   --
Expenses -- Mortality and expense risk
  charges (note 4a).....................           3               43                 26                   41
                                               -----             ----               ----                 ----
Net investment income (expense).........          26              (30)               217                  (41)
                                               -----             ----               ----                 ----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............         (94)             892               (319)                 178
   Change in unrealized appreciation
     (depreciation).....................        (174)            (229)              (989)                (181)
   Capital gain distributions...........         157               --                650                   --
                                               -----             ----               ----                 ----
Net realized and unrealized gain (loss)
  on investments........................        (111)             663               (658)                  (3)
                                               -----             ----               ----                 ----
Increase (decrease) in net assets from
  operations............................       $ (85)             633               (441)                 (44)
                                               =====             ====               ====                 ====

                                           Evergreen Variable
                                              Annuity Trust
                                         -----------------------


                                           Evergreen VA Omega
                                             Fund -- Class 2
                                         -----------------------
                                         Period from February 14
                                          to December 31, 2007
                                         -----------------------
Income -- Ordinary dividends............            --
Expenses -- Mortality and expense risk
  charges (note 4a).....................             4
                                                   ---
Net investment income (expense).........            (4)
                                                   ---
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............            --
   Change in unrealized appreciation
     (depreciation).....................           135
   Capital gain distributions...........            --
                                                   ---
Net realized and unrealized gain (loss)
  on investments........................           135
                                                   ---
Increase (decrease) in net assets from
  operations............................           131
                                                   ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                                 Federated Insurance Series
                                         -----------------------------------------
                                          Federated High Income  Federated Kaufmann
                                         Bond Fund II -- Service Fund II -- Service
                                                 Shares                Shares
                                         ----------------------- ------------------
                                                  Period from February 14
                                                    to December 31, 2007
                                         -----------------------------------------
Income -- Ordinary dividends............          $ --                    --
Expenses -- Mortality and expense risk
  charges (note 4a).....................            30                   105
                                                  ----                 -----
Net investment income (expense).........           (30)                 (105)
                                                  ----                 -----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............           114                 1,121
   Change in unrealized appreciation
     (depreciation).....................             6                   136
   Capital gain distributions...........            --                    --
                                                  ----                 -----
Net realized and unrealized gain (loss)
  on investments........................           120                 1,257
                                                  ----                 -----
Increase (decrease) in net assets from
  operations............................          $ 90                 1,152
                                                  ====                 =====

                                                  Fidelity(R) Variable Insurance Products Fund
                                         -------------------------------------------------------------
                                             VIP Balanced      VIP Contrafund(R)    VIP Equity-Income
                                         Portfolio -- Service Portfolio -- Service Portfolio -- Service
                                               Class 2              Class 2              Class 2
                                         -------------------- -------------------- --------------------
                                                            Period from February 14
                                                              to December 31, 2007
                                         -------------------------------------------------------------
Income -- Ordinary dividends............          278                 8,585                  376
Expenses -- Mortality and expense risk
  charges (note 4a).....................           25                   286                   15
                                                 ----               -------               ------
Net investment income (expense).........          253                 8,299                  361
                                                 ----               -------               ------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............           28               (17,266)                 211
   Change in unrealized appreciation
     (depreciation).....................         (362)              (19,058)              (1,831)
   Capital gain distributions...........           --                31,393                1,315
                                                 ----               -------               ------
Net realized and unrealized gain (loss)
  on investments........................         (334)               (4,931)                (305)
                                                 ----               -------               ------
Increase (decrease) in net assets from
  operations............................          (81)                3,368                   56
                                                 ====               =======               ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                     Franklin Templeton Variable Insurance Products Trust
                          --------------------------------------------------------------------------
                           Franklin Income    Mutual Discovery    Mutual Shares     Templeton Growth
                          Securities Fund -- Securities Fund -- Securities Fund -- Securities Fund --
                            Class 2 Shares     Class 2 Shares     Class 2 Shares     Class 2 Shares
                          ------------------ ------------------ ------------------ ------------------
                                                                   Period from        Period from
                                 Period from February 14           April 16 to       February 14 to
                                  to December 31, 2007          December 31, 2007  December 31, 2007
                          ------------------------------------  ------------------ ------------------
Income -- Ordinary
  dividends..............      $  4,876               --                  --                --
Expenses -- Mortality
  and expense risk
  charges (note 4a)......         7,809              149                 489                91
                               --------            -----              ------              ----
Net investment income
  (expense)..............        (2,933)            (149)               (489)              (91)
                               --------            -----              ------              ----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (30,199)             512              (2,316)              170
   Change in unrealized
     appreciation
     (depreciation)......        (6,333)             800                (506)             (189)
   Capital gain
     distributions.......           576               --                  --                --
                               --------            -----              ------              ----
Net realized and
  unrealized gain (loss)
  on investments.........       (35,956)           1,312              (2,822)              (19)
                               --------            -----              ------              ----
Increase (decrease) in
  net assets from
  operations.............      $(38,889)           1,163              (3,311)             (110)
                               ========            =====              ======              ====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                                             GE Investments Funds, Inc.
                                         ------------------------------------------------------------------
                                                                       Total Return Fund --
                                         Income Fund Money Market Fund    Class 3 Shares    U.S. Equity Fund
                                         ----------- ----------------- -------------------- ----------------
                                                               Period from February 14
                                                                to December 31, 2007
                                         ------------------------------------------------------------------
Income -- Ordinary dividends............   $ 4,704          125                9,411                213
Expenses -- Mortality and expense risk
  charges (note 4a).....................       279           32                1,187                 56
                                           -------          ---              -------             ------
Net investment income (expense).........     4,425           93                8,224                157
                                           -------          ---              -------             ------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............        51           --                3,967               (290)
   Change in unrealized appreciation
     (depreciation).....................    (2,982)          --              (20,821)            (3,211)
   Capital gain distributions...........        --           --               13,784              2,547
                                           -------          ---              -------             ------
Net realized and unrealized gain (loss)
  on investments........................    (2,931)          --               (3,070)              (954)
                                           -------          ---              -------             ------
Increase (decrease) in net assets from
  operations............................   $ 1,494           93                5,154               (797)
                                           =======          ===              =======             ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3


                                            Goldman Sachs Variable Insurance Trust       Janus Aspen Series
                                         --------------------------------------------  -----------------------

                                             Goldman Sachs          Goldman Sachs
                                             Capital Growth       Growth and Income     Balanced Portfolio --
                                         Fund -- Service Shares Fund -- Service Shares     Service Shares
                                         ---------------------- ---------------------- -----------------------
                                                    Period from February 14            Period from February 14
                                                     to December 31, 2007               to December 31, 2007
                                         --------------------------------------------  -----------------------
Income -- Ordinary dividends............          $ 11                   3,442                   201
Expenses -- Mortality and expense risk
  charges (note 4a).....................            66                     227                    25
                                                  ----                  ------                  ----
Net investment income (expense).........           (55)                  3,215                   176
                                                  ----                  ------                  ----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............           379                  (7,634)                  159
   Change in unrealized appreciation
     (depreciation).....................           (62)                 (2,257)                 (188)
   Capital gain distributions...........            --                   6,459                    --
                                                  ----                  ------                  ----
Net realized and unrealized gain (loss)
  on investments........................           317                  (3,432)                  (29)
                                                  ----                  ------                  ----
Increase (decrease) in net assets from
  operations............................          $262                    (217)                  147
                                                  ====                  ======                  ====

                                           Legg Mason Partners
                                          Variable Equity Trust
                                         -----------------------
                                           Legg Mason Partners
                                           Variable Aggressive
                                           Growth Portfolio --
                                                Class II
                                         -----------------------
                                         Period from February 14
                                          to December 31, 2007
                                         -----------------------
Income -- Ordinary dividends............            --
Expenses -- Mortality and expense risk
  charges (note 4a).....................            41
                                                  ----
Net investment income (expense).........           (41)
                                                  ----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............           522
   Change in unrealized appreciation
     (depreciation).....................          (380)
   Capital gain distributions...........           151
                                                  ----
Net realized and unrealized gain (loss)
  on investments........................           293
                                                  ----
Increase (decrease) in net assets from
  operations............................           252
                                                  ====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                                                  Lord Abbett Series Fund, Inc.
                          ---------------------------------------------------------------------------------------
                             America's Value       Bond-Debenture       Growth and Income   Growth Opportunities
                          Portfolio -- Class VC Portfolio -- Class VC Portfolio -- Class VC Portfolio -- Class VC
                                 Shares                Shares                Shares                Shares
                          --------------------- --------------------- --------------------- ---------------------
                                                                     Period from February 14
                                                                      to December 31, 2007
                          ---------------------------------------------------------------------------------------
Income -- Ordinary
  dividends..............       $ 10,279                8,795                 1,174                 1,012
Expenses -- Mortality
  and expense risk
  charges (note 4a)......          1,134                  282                    57                    23
                                --------               ------                ------                ------
Net investment income
  (expense)..............          9,145                8,513                 1,117                   989
                                --------               ------                ------                ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        (10,157)              (3,737)               (1,010)                  235
   Change in unrealized
     appreciation
     (depreciation)......        (16,731)              (4,567)               (2,329)               (1,672)
   Capital gain
     distributions.......          8,358                  476                 4,387                 1,164
                                --------               ------                ------                ------
Net realized and
  unrealized gain (loss)
  on investments.........        (18,530)              (7,828)                1,048                  (273)
                                --------               ------                ------                ------
Increase (decrease) in
  net assets from
  operations.............       $ (9,385)                 685                 2,165                   716
                                ========               ======                ======                ======

                          ---------------------
                              International
                          Portfolio -- Class VC
                                 Shares
                          ---------------------


                          ---------------------
Income -- Ordinary
  dividends..............           452
Expenses -- Mortality
  and expense risk
  charges (note 4a)......            51
                                 ------
Net investment income
  (expense)..............           401
                                 ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          (506)
   Change in unrealized
     appreciation
     (depreciation)......        (1,328)
   Capital gain
     distributions.......           660
                                 ------
Net realized and
  unrealized gain (loss)
  on investments.........        (1,174)
                                 ------
Increase (decrease) in
  net assets from
  operations.............          (773)
                                 ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                             MFS(R) Variable
                                             Insurance Trust
                                         ----------------------- -------------------
                                           MFS(R) Total Return       Oppenheimer
                                            Series -- Service    Balanced Fund/VA --
                                              Class Shares         Service Shares
                                         ----------------------- -------------------
                                         Period from February 14
                                          to December 31, 2007
                                         ----------------------- -------------------
Income -- Ordinary dividends............          $  --                    --
Expenses -- Mortality and expense risk
  charges (note 4a).....................             45                   365
                                                  -----                ------
Net investment income (expense).........            (45)                 (365)
                                                  -----                ------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............           (295)               (2,108)
   Change in unrealized appreciation
     (depreciation).....................            (68)                  243
   Capital gain distributions...........             --                    --
                                                  -----                ------
Net realized and unrealized gain (loss)
  on investments........................           (363)               (1,865)
                                                  -----                ------
Increase (decrease) in net assets from
  operations............................          $(408)               (2,230)
                                                  =====                ======

                                              Oppenheimer Variable Account Funds
                                         ---------------------------------------------------------------
                                           Oppenheimer Capital    Oppenheimer Global   Oppenheimer Main
                                         Appreciation Fund/VA -- Securities Fund/VA -- Street Fund/VA --
                                             Service Shares         Service Shares      Service Shares
                                         ----------------------- --------------------- -----------------
                                                    Period from February 14
                                                     to December 31, 2007
                                         ---------------------------------------------------------------
Income -- Ordinary dividends............            --                     --                  --
Expenses -- Mortality and expense risk
  charges (note 4a).....................           114                     53                  15
                                                  ----                   ----                ----
Net investment income (expense).........          (114)                   (53)                (15)
                                                  ----                   ----                ----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............           233                   (271)               (108)
   Change in unrealized appreciation
     (depreciation).....................           (47)                  (210)                (97)
   Capital gain distributions...........            --                     --                  --
                                                  ----                   ----                ----
Net realized and unrealized gain (loss)
  on investments........................           186                   (481)               (205)
                                                  ----                   ----                ----
Increase (decrease) in net assets from
  operations............................            72                   (534)               (220)
                                                  ====                   ====                ====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                                       PIMCO Variable Insurance Trust
                                         -----------------------------------------------------------
                                                        Long-Term U.S.
                                           High Yield     Government    Low Duration   Total Return
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Administrative Administrative Administrative Administrative
                                          Class Shares   Class Shares   Class Shares   Class Shares
                                         -------------- -------------- -------------- --------------
                                                           Period from February 14
                                                            to December 31, 2007
                                         -----------------------------------------------------------
Income -- Ordinary dividends............     $ 451            505          1,052          1,540
Expenses -- Mortality and expense risk
  charges (note 4a).....................        82            125            266            372
                                             -----          -----          -----          -----
Net investment income (expense).........       369            380            786          1,168
                                             -----          -----          -----          -----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      (339)         1,313            (75)         1,887
   Change in unrealized appreciation
     (depreciation).....................       102            849            772          1,115
   Capital gain distributions...........        --             --             --             --
                                             -----          -----          -----          -----
Net realized and unrealized gain (loss)
  on investments........................      (237)         2,162            697          3,002
                                             -----          -----          -----          -----
Increase (decrease) in net assets from
  operations............................     $ 132          2,542          1,483          4,170
                                             =====          =====          =====          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                          The Universal Institutional
                                  Funds, Inc.              Van Kampen Life Investment Trust
                          --------------------------- ------------------------------------------
                               Equity and Income            Comstock           Growth & Income
                             Portfolio -- Class II    Portfolio -- Class II Portfolio -- Class II
                                    Shares                   Shares                Shares
                          --------------------------- --------------------- ---------------------
                            Period from February 14             Period from February 14
                             to December 31, 2007                to December 31, 2007
                          --------------------------- ------------------------------------------
Income -- Ordinary
  dividends..............            $  --                       --                    --
Expenses -- Mortality
  and expense risk
  charges (note 4a)......              248                      154                   104
                                     -----                   ------                ------
Net investment income
  (expense)..............             (248)                    (154)                 (104)
                                     -----                   ------                ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............               74                   (1,170)                 (928)
   Change in unrealized
     appreciation
     (depreciation)......             (742)                  (1,047)                 (216)
   Capital gain
     distributions.......               --                        1                    --
                                     -----                   ------                ------
Net realized and
  unrealized gain (loss)
  on investments.........             (668)                  (2,216)               (1,144)
                                     -----                   ------                ------
Increase (decrease) in
  net assets from
  operations.............            $(916)                  (2,370)               (1,248)
                                     =====                   ======                ======

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                      Statements of Changes in Net Assets

                                                         AllianceBernstein Variable Products          American Century
                                                                  Series Fund, Inc.             Variable Portfolios II, Inc.
                                                      ----------------------------------------  ----------------------------
                                                       AllianceBernstein    AllianceBernstein
                                                       Growth and Income   International Value    VP Inflation Protection
                                Consolidated Total    Portfolio -- Class B Portfolio -- Class B       Fund -- Class II
                              ----------------------- -------------------- -------------------- ----------------------------
                              Period from February 14          Period from February 14            Period from February 14
                               to December 31, 2007             to December 31, 2007                to December 31, 2007
                              ----------------------- ----------------------------------------  ----------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............       $    43,266                 (62)                 (51)                     131
   Net realized gain
     (loss) on
     investments.............           (64,230)              2,394                 (593)                     745
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............           (84,952)               (580)                  59                      218
   Capital gain
     distributions...........            72,078                  --                   --                       --
                                    -----------              ------               ------                  -------
       Increase
         (decrease) in
         net assets from
         operations..........           (33,838)              1,752                 (585)                   1,094
                                    -----------              ------               ------                  -------
From capital
  transactions:
   Net premiums..............         5,383,803              56,942                9,650                   22,031
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........           (98,070)                 --                   --                       --
     Surrenders..............           (96,101)                 --                   --                       --
     Transfers (to) from
       the General
       Account...............          (213,858)                 (1)                  --                   (1,286)
     Transfers (to) from
       other subaccounts.....                --              (1,159)                 658                     (501)
                                    -----------              ------               ------                  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............         4,975,774              55,782               10,308                   20,244
                                    -----------              ------               ------                  -------
Net assets at end of
  period.....................       $ 4,941,936              57,534                9,723                   21,338
                                    ===========              ======               ======                  =======
Changes in units (note
  5):
   Units purchased...........         1,883,666              15,066                8,289                   11,993
   Units redeemed............        (1,399,088)             (9,374)              (7,332)                 (10,016)
                                    -----------              ------               ------                  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......           484,578               5,692                  957                    1,977
                                    ===========              ======               ======                  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                                                                                         Columbia Funds
                                                                                                       Variable Insurance
                                                      BlackRock Variable Series Funds, Inc.                  Trust I
                                              -----------------------------------------------------  -----------------------
                                                                                                        Columbia Marsico
                                               BlackRock Basic   BlackRock Large   BlackRock Value        Growth Fund,
                                                 Value V.I.      Cap Growth V.I.  Opportunities V.I.   Variable Series --
                                              Fund -- Class III Fund -- Class III Fund -- Class III          Class A
                                              ----------------- ----------------- ------------------ -----------------------
                                                             Period from February 14                 Period from February 14
                                                               to December 31, 2007                   to December 31, 2007
                                              -----------------------------------------------------  -----------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............................      $   26               (30)               217                   (41)

     Net realized gain (loss) on investments.         (94)              892               (319)                  178
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............................        (174)             (229)              (989)                 (181)
   Capital gain
     distributions...........................         157                --                650                    --
                                                   ------            ------             ------               -------
       Increase
         (decrease) in
         net assets from
         operations..........................         (85)              633               (441)                  (44)
                                                   ------            ------             ------               -------
From capital
  transactions:
   Net premiums..............................       1,425            24,341              4,825                28,088
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........................          --                --                 --                    --
     Surrenders..............................          --                --                 --               (14,309)
     Transfers (to) from
       the General
       Account...............................        (107)           (2,136)               (40)               (1,102)
     Transfers (to) from
       other subaccounts.....................          60               (19)                58                   (33)
                                                   ------            ------             ------               -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............................       1,378            22,186              4,843                12,644
                                                   ------            ------             ------               -------
Net assets at end of
  period.....................................      $1,293            22,819              4,402                12,600
                                                   ======            ======             ======               =======
Changes in units (note
  5):
   Units purchased...........................         542             8,139              7,017                 7,256
   Units redeemed............................        (409)           (5,912)            (6,549)               (6,118)
                                                   ------            ------             ------               -------
Net increase (decrease)
  in units from capital
  transactions with
  contract owners during
  the year or lesser
  period ended
  December 31, 2007..........................         133             2,227                468                 1,138
                                                   ======            ======             ======               =======

                                                Evergreen Variable
                                                   Annuity Trust
                                              -----------------------


                                                Evergreen VA Omega
                                                  Fund -- Class 2
                                              -----------------------
                                              Period from February 14
                                               to December 31, 2007
                                              -----------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............................             (4)

     Net realized gain (loss) on investments.             --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............................            135
   Capital gain
     distributions...........................             --
                                                       -----
       Increase
         (decrease) in
         net assets from
         operations..........................            131
                                                       -----
From capital
  transactions:
   Net premiums..............................          9,650
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........................             --
     Surrenders..............................             --
     Transfers (to) from
       the General
       Account...............................             --
     Transfers (to) from
       other subaccounts.....................             --
                                                       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............................          9,650
                                                       -----
Net assets at end of
  period.....................................          9,781
                                                       =====
Changes in units (note
  5):
   Units purchased...........................            909
   Units redeemed............................             --
                                                       -----
Net increase (decrease)
  in units from capital
  transactions with
  contract owners during
  the year or lesser
  period ended
  December 31, 2007..........................            909
                                                       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                      Federated Insurance Series
                              -----------------------------------------
                               Federated High Income  Federated Kaufmann
                              Bond Fund II -- Service Fund II -- Service
                                      Shares                Shares
                              ----------------------- ------------------
                                       Period from February 14
                                         to December 31, 2007
                              -----------------------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............        $    (30)                (105)
   Net realized gain
     (loss) on
     investments.............             114                1,121
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............               6                  136
   Capital gain
     distributions...........              --                   --
                                     --------              -------
       Increase
         (decrease) in
         net assets from
         operations..........              90                1,152
                                     --------              -------
From capital
  transactions:
   Net premiums..............          14,475               30,691
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........              --                   --
     Surrenders..............          (9,649)                  --
     Transfers (to) from
       the General
       Account...............            (479)              (1,953)
     Transfers (to) from
       other subaccounts.....              67                 (972)
                                     --------              -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............           4,414               27,766
                                     --------              -------
Net assets at end of
  period.....................        $  4,504               28,918
                                     ========              =======
Changes in units (note
  5):
   Units purchased...........          11,431               16,247
   Units redeemed............         (10,982)             (13,708)
                                     --------              -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......             449                2,539
                                     ========              =======

                                       Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------------
                                  VIP Balanced      VIP Contrafund(R)    VIP Equity-Income
                              Portfolio -- Service Portfolio -- Service Portfolio -- Service
                                    Class 2              Class 2              Class 2
                              -------------------- -------------------- --------------------
                                                 Period from February 14
                                                   to December 31, 2007
                              -------------------------------------------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............           253                8,299                  361
   Net realized gain
     (loss) on
     investments.............            28              (17,266)                 211
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............          (362)             (19,058)              (1,831)
   Capital gain
     distributions...........            --               31,393                1,315
                                     ------              -------               ------
       Increase
         (decrease) in
         net assets from
         operations..........           (81)               3,368                   56
                                     ------              -------               ------
From capital
  transactions:
   Net premiums..............        20,893              167,809               16,888
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........            --                   --                   --
     Surrenders..............            --                   --                   --
     Transfers (to) from
       the General
       Account...............          (452)              (3,774)                  (1)
     Transfers (to) from
       other subaccounts.....            33               (2,545)                  --
                                     ------              -------               ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............        20,474              161,490               16,887
                                     ------              -------               ------
Net assets at end of
  period.....................        20,393              164,858               16,943
                                     ======              =======               ======
Changes in units (note
  5):
   Units purchased...........         5,689               50,670                3,466
   Units redeemed............        (3,732)             (36,003)              (1,722)
                                     ------              -------               ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......         1,957               14,667                1,744
                                     ======              =======               ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                         Franklin Templeton Variable Insurance Products Trust
                              --------------------------------------------------------------------------
                               Franklin Income    Mutual Discovery    Mutual Shares     Templeton Growth
                              Securities Fund -- Securities Fund -- Securities Fund -- Securities Fund --
                                Class 2 Shares     Class 2 Shares     Class 2 Shares     Class 2 Shares
                              ------------------ ------------------ ------------------ ------------------
                                                                       Period from        Period from
                                     Period from February 14           April 16 to       February 14 to
                                      to December 31, 2007          December 31, 2007  December 31, 2007
                              ------------------------------------  ------------------ ------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     $   (2,933)            (149)              (489)               (91)
   Net realized gain
     (loss) on
     investments.............        (30,199)             512             (2,316)               170
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         (6,333)             800               (506)              (189)
   Capital gain
     distributions...........            576               --                 --                 --
                                  ----------          -------            -------            -------
       Increase
         (decrease) in
         net assets from
         operations..........        (38,889)           1,163             (3,311)              (110)
                                  ----------          -------            -------            -------
From capital
  transactions:
   Net premiums..............      2,342,003          104,170            238,501             53,868
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........             --               --                (93)               (52)
     Surrenders..............             --               --            (28,857)            (9,621)
     Transfers (to) from
       the General
       Account...............       (106,303)          (1,638)            (7,183)            (2,335)
     Transfers (to) from
       other subaccounts.....        (94,344)             436              1,324                143
                                  ----------          -------            -------            -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      2,141,356          102,968            203,692             42,003
                                  ----------          -------            -------            -------
Net assets at end of
  period.....................     $2,102,467          104,131            200,381             41,893
                                  ==========          =======            =======            =======
Changes in units (note
  5):
   Units purchased...........        651,572           29,269             89,739             18,015
   Units redeemed............       (442,081)         (19,402)           (68,968)           (13,773)
                                  ----------          -------            -------            -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......        209,491            9,867             20,771              4,242
                                  ==========          =======            =======            =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                                  GE Investments Funds, Inc.
                              ------------------------------------------------------------------
                                                            Total Return Fund --
                              Income Fund Money Market Fund    Class 3 Shares    U.S. Equity Fund
                              ----------- ----------------- -------------------- ----------------
                                                    Period from February 14
                                                     to December 31, 2007
                              ------------------------------------------------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  4,425             93               8,224               157
   Net realized gain
     (loss) on
     investments.............        51             --               3,967              (290)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (2,982)            --             (20,821)           (3,211)
   Capital gain
     distributions...........        --             --              13,784             2,547
                               --------        -------            --------            ------
       Increase
         (decrease) in
         net assets from
         operations..........     1,494             93               5,154              (797)
                               --------        -------            --------            ------
From capital
  transactions:
   Net premiums..............    69,798         12,500             462,007            22,002
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........        --        (97,863)                 --                --
     Surrenders..............        --         (4,826)                 --                --
     Transfers (to) from
       the General
       Account...............    (3,652)           440             (12,607)             (540)
     Transfers (to) from
       other subaccounts.....      (219)        97,056              (4,026)             (490)
                               --------        -------            --------            ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    65,927          7,307             445,374            20,972
                               --------        -------            --------            ------
Net assets at end of
  period.....................  $ 67,421          7,400             450,528            20,175
                               ========        =======            ========            ======
Changes in units (note
  5):
   Units purchased...........    46,139         15,531             172,610             7,982
   Units redeemed............   (39,595)       (14,814)           (130,689)           (6,044)
                               --------        -------            --------            ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......     6,544            717              41,921             1,938
                               ========        =======            ========            ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                                                                                      Legg Mason Partners
                                 Goldman Sachs Variable Insurance Trust       Janus Aspen Series     Variable Equity Trust
                              --------------------------------------------  ----------------------- -----------------------
                                                                                                      Legg Mason Partners
                                  Goldman Sachs          Goldman Sachs                                Variable Aggressive
                                  Capital Growth       Growth and Income     Balanced Portfolio --    Growth Portfolio --
                              Fund -- Service Shares Fund -- Service Shares     Service Shares             Class II
                              ---------------------- ---------------------- ----------------------- -----------------------
                                         Period from February 14            Period from February 14 Period from February 14
                                          to December 31, 2007               to December 31, 2007    to December 31, 2007
                              --------------------------------------------  ----------------------- -----------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............        $   (55)                 3,215                    176                     (41)
   Net realized gain
     (loss) on
     investments.............            379                 (7,634)                   159                     522
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............            (62)                (2,257)                  (188)                   (380)
   Capital gain
     distributions...........             --                  6,459                     --                     151
                                     -------                -------                 ------                  ------
       Increase
         (decrease) in
         net assets from
         operations..........            262                   (217)                   147                     252
                                     -------                -------                 ------                  ------
From capital
  transactions:
   Net premiums..............         15,311                 86,431                 20,893                  30,932
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........             --                     --                     --                      --
     Surrenders..............             --                     --                     --                  (4,777)
     Transfers (to) from
       the General
       Account...............           (988)                (1,545)                  (510)                    (46)
     Transfers (to) from
       other subaccounts.....           (308)                  (542)                   (63)                   (658)
                                     -------                -------                 ------                  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............         14,015                 84,344                 20,320                  25,451
                                     -------                -------                 ------                  ------
Net assets at end of
  period.....................        $14,277                 84,127                 20,467                  25,703
                                     =======                =======                 ======                  ======
Changes in units (note
  5):
   Units purchased...........          7,958                 41,352                  5,599                   9,192
   Units redeemed............         (6,612)               (32,764)                (3,683)                 (6,557)
                                     -------                -------                 ------                  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......          1,346                  8,588                  1,916                   2,635
                                     =======                =======                 ======                  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                                                      Lord Abbett Series Fund, Inc.
                              ---------------------------------------------------------------------------------------
                                 America's Value       Bond-Debenture       Growth and Income   Growth Opportunities
                              Portfolio -- Class VC Portfolio -- Class VC Portfolio -- Class VC Portfolio -- Class VC
                                     Shares                Shares                Shares                Shares
                              --------------------- --------------------- --------------------- ---------------------
                                                                         Period from February 14
                                                                          to December 31, 2007
                              ---------------------------------------------------------------------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............       $   9,145                8,513                1,117                   989
   Net realized gain
     (loss) on
     investments.............         (10,157)              (3,737)              (1,010)                  235
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         (16,731)              (4,567)              (2,329)               (1,672)
   Capital gain
     distributions...........           8,358                  476                4,387                 1,164
                                    ---------              -------               ------                ------
       Increase
         (decrease) in
         net assets from
         operations..........          (9,385)                 685                2,165                   716
                                    ---------              -------               ------                ------
From capital
  transactions:
   Net premiums..............         345,323              149,031               66,495                26,321
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........              --                   --                   --                    --
     Surrenders..............              --                   --                   --                    --
     Transfers (to) from
       the General
       Account...............         (22,877)              (4,093)                  --                  (598)
     Transfers (to) from
       other subaccounts.....           1,368                1,088               (1,104)                   23
                                    ---------              -------               ------                ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............         323,814              146,026               65,391                25,746
                                    ---------              -------               ------                ------
Net assets at end of
  period.....................       $ 314,429              146,711               67,556                26,462
                                    =========              =======               ======                ======
Changes in units (note
  5):
   Units purchased...........         178,809               53,499               14,541                 4,559
   Units redeemed............        (146,937)             (39,244)              (7,794)               (2,227)
                                    ---------              -------               ------                ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......          31,872               14,255                6,747                 2,332
                                    =========              =======               ======                ======

                              ---------------------
                                  International
                              Portfolio -- Class VC
                                     Shares
                              ---------------------


                              ---------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............            401
   Net realized gain
     (loss) on
     investments.............           (506)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         (1,328)
   Capital gain
     distributions...........            660
                                     -------
       Increase
         (decrease) in
         net assets from
         operations..........           (773)
                                     -------
From capital
  transactions:
   Net premiums..............          9,650
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........             --
     Surrenders..............             --
     Transfers (to) from
       the General
       Account...............            (27)
     Transfers (to) from
       other subaccounts.....            (72)
                                     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............          9,551
                                     -------
Net assets at end of
  period.....................          8,778
                                     =======
Changes in units (note
  5):
   Units purchased...........         13,508
   Units redeemed............        (12,624)
                                     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......            884
                                     =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                  MFS(R) Variable
                                  Insurance Trust                              Oppenheimer Variable Account Funds
                              ----------------------- ------------------------------------------------------------------
                                MFS(R) Total Return   Oppenheimer Balanced   Oppenheimer Capital    Oppenheimer Global
                                 Series -- Service         Fund/VA --      Appreciation Fund/VA -- Securities Fund/VA --
                                   Class Shares          Service Shares        Service Shares         Service Shares
                              ----------------------- -------------------- ----------------------- ---------------------
                              Period from February 14                               Period from February 14
                               to December 31, 2007                                   to December 31, 2007
                              ----------------------- ------------------------------------------------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............        $    (45)                 (365)                  (114)                  (53)
   Net realized gain
     (loss) on
     investments.............            (295)               (2,108)                   233                  (271)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............             (68)                  243                    (47)                 (210)
   Capital gain
     distributions...........              --                    --                     --                    --
                                     --------               -------                -------                ------
       Increase
         (decrease) in
         net assets from
         operations..........            (408)               (2,230)                    72                  (534)
                                     --------               -------                -------                ------
From capital
  transactions:
   Net premiums..............          23,743               147,549                 26,663                18,042
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........              --                    --                     --                    --
     Surrenders..............              --                    --                     --                    --
     Transfers (to) from
       the General
       Account...............            (339)               (6,668)                  (705)               (1,021)
     Transfers (to) from
       other subaccounts.....              (4)                 (399)                  (465)                  316
                                     --------               -------                -------                ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............          23,400               140,482                 25,493                17,337
                                     --------               -------                -------                ------
Net assets at end of
  period.....................        $ 22,992               138,252                 25,565                16,803
                                     ========               =======                =======                ======
Changes in units (note
  5):
   Units purchased...........          13,499                70,630                 17,425                 8,008
   Units redeemed............         (11,199)              (56,767)               (15,062)               (6,368)
                                     --------               -------                -------                ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......           2,300                13,863                  2,363                 1,640
                                     ========               =======                =======                ======


                              -----------------
                              Oppenheimer Main
                              Street Fund/VA --
                               Service Shares
                              -----------------


                              -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............         (15)
   Net realized gain
     (loss) on
     investments.............        (108)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         (97)
   Capital gain
     distributions...........          --
                                   ------
       Increase
         (decrease) in
         net assets from
         operations..........        (220)
                                   ------
From capital
  transactions:
   Net premiums..............       5,018
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........          --
     Surrenders..............          --
     Transfers (to) from
       the General
       Account...............        (283)
     Transfers (to) from
       other subaccounts.....          41
                                   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       4,776
                                   ------
Net assets at end of
  period.....................       4,556
                                   ======
Changes in units (note
  5):
   Units purchased...........       2,332
   Units redeemed............      (1,877)
                                   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......         455
                                   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                                            PIMCO Variable Insurance Trust
                              ----------------------------------------------------------
                                             Long-Term U.S.
                                High Yield     Government    Low Duration   Total Return
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Administrative Administrative Administrative Administrative
                               Class Shares   Class Shares   Class Shares   Class Shares
                              -------------- -------------- -------------- --------------
                                                Period from February 14
                                                 to December 31, 2007
                              ----------------------------------------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $    369           380            786          1,168
   Net realized gain
     (loss) on
     investments.............        (339)        1,313            (75)         1,887
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         102           849            772          1,115
   Capital gain
     distributions...........          --            --             --             --
                                 --------       -------        -------        -------
       Increase
         (decrease) in
         net assets from
         operations..........         132         2,542          1,483          4,170
                                 --------       -------        -------        -------
From capital
  transactions:
   Net premiums..............      22,031        87,652        186,796        189,646
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........          --            --             --            (62)
     Surrenders..............          --            --         (4,816)       (19,246)
     Transfers (to) from
       the General
       Account...............      (1,502)       (4,131)        (4,478)        (7,872)
     Transfers (to) from
       other subaccounts.....         159          (504)         5,312         (1,597)
                                 --------       -------        -------        -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      20,688        83,017        182,814        160,869
                                 --------       -------        -------        -------
Net assets at end of
  period.....................    $ 20,820        85,559        184,297        165,039
                                 ========       =======        =======        =======
Changes in units (note
  5):
   Units purchased...........      18,656        22,647         54,088         67,805
   Units redeemed............     (16,593)      (14,759)       (36,661)       (52,416)
                                 --------       -------        -------        -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......       2,063         7,888         17,427         15,389
                                 ========       =======        =======        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                              The Universal Institutional
                                      Funds, Inc.              Van Kampen Life Investment Trust
                              --------------------------- ------------------------------------------
                                   Equity and Income            Comstock           Growth & Income
                                 Portfolio -- Class II    Portfolio -- Class II Portfolio -- Class II
                                        Shares                   Shares                Shares
                              --------------------------- --------------------- ---------------------
                                Period from February 14             Period from February 14
                                 to December 31, 2007                to December 31, 2007
                              --------------------------- ------------------------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............          $   (248)                    (154)                 (104)
   Net realized gain
     (loss) on
     investments.............                74                   (1,170)                 (928)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............              (742)                  (1,047)                 (216)
   Capital gain
     distributions...........                --                        1                    --
                                       --------                  -------               -------
       Increase
         (decrease) in
         net assets from
         operations..........              (916)                  (2,370)               (1,248)
                                       --------                  -------               -------
From capital
  transactions:
   Net premiums..............           126,650                   52,543                34,526
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........                --                       --                    --
     Surrenders..............                --                       --                    --
     Transfers (to) from
       the General
       Account...............            (6,264)                  (3,016)               (1,746)
     Transfers (to) from
       other subaccounts.....               241                    1,103                   538
                                       --------                  -------               -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............           120,627                   50,630                33,318
                                       --------                  -------               -------
Net assets at end of
  period.....................          $119,711                   48,260                32,070
                                       ========                  =======               =======
Changes in units (note
  5):
   Units purchased...........            50,708                   33,007                18,273
   Units redeemed............           (38,799)                 (27,870)              (15,052)
                                       --------                  -------               -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the year or
     lesser period ended
     December 31, 2007.......            11,909                    5,137                 3,221
                                       ========                  =======               =======

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                         Notes to Financial Statements

                               December 31, 2007


(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 3 ("Separate Account") is a separate investment account established on June 22, 2006 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLAIC, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support modified single premium immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple Subaccounts of the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account has been registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   Effective February 14, 2007, the following portfolios were added to the Separate Account:

AIM Variable Insurance Funds --                               AllianceBernstein Variable Products Series Fund, Inc. --
  AIM V.I. Basic Value Fund -- Series II shares                 AllianceBernstein Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds --                               American Century Variable Portfolios II, Inc. --
  AIM V.I. Capital Appreciation Fund -- Series I shares         VP Inflation Protection Fund -- Class II
AIM Variable Insurance Funds --                               BlackRock Variable Series Funds, Inc. --
  AIM V.I. Core Equity Fund -- Series I shares                  BlackRock Basic Value V.I. Fund -- Class III
AIM Variable Insurance Funds --                               BlackRock Variable Series Funds, Inc. --
  AIM V.I. International Growth Fund -- Series II shares        BlackRock Global Allocation V.I. Fund -- Class III
AllianceBernstein Variable Products Series Fund, Inc. --      BlackRock Variable Series Funds, Inc. --
  AllianceBernstein Global Technology Portfolio -- Class B      BlackRock Large Cap Growth V.I. Fund -- Class III
AllianceBernstein Variable Products Series Fund, Inc. --      BlackRock Variable Series Funds, Inc. --
  AllianceBernstein Growth and Income Portfolio -- Class B      BlackRock Value Opportunities V.I. Fund -- Class III
AllianceBernstein Variable Products Series Fund, Inc. --      Columbia Funds Variable Insurance Trust I --
  AllianceBernstein International Value Portfolio -- Class B    Columbia Marsico Growth Fund, Variable Series -- Class A
AllianceBernstein Variable Products Series Fund, Inc. --      Columbia Funds Variable Insurance Trust I --
  AllianceBernstein Large Cap Growth Portfolio -- Class B       Columbia Marsico International Opportunities Fund,
                                                                 Variable Series -- Class B

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

Eaton Vance Variable Trust --                                Goldman Sachs Variable Insurance Trust --
  VT Floating-Rate Income Fund                                 Goldman Sachs Growth and Income Fund -- Service Shares
Eaton Vance Variable Trust --                                Janus Aspen Series --
  VT Worldwide Health Sciences Fund                            Balanced Portfolio -- Service Shares
Evergreen Variable Annuity Trust --                          Janus Aspen Series --
  Evergreen VA Omega Fund -- Class 2                           Forty Portfolio -- Service Shares
Federated Insurance Series --                                Legg Mason Partners Variable Equity Trust --
  Federated High Income Bond Fund II -- Service Shares         Legg Mason Partners Variable Aggressive Growth Portfolio
Federated Insurance Series --                                   -- Class II
  Federated Kaufmann Fund II -- Service Shares               Legg Mason Partners Variable Equity Trust --
Fidelity(R) Variable Insurance Products Fund --                Legg Mason Partners Variable Fundamental Value Portfolio
  VIP Balanced Portfolio -- Service Class 2                     -- Class I
Fidelity(R) Variable Insurance Products Fund --              Lord Abbett Series Fund, Inc. --
  VIP Contrafund(R) Portfolio -- Service Class 2               America's Value Portfolio -- Class VC Shares
Fidelity(R) Variable Insurance Products Fund --              Lord Abbett Series Fund, Inc. --
  VIP Dynamic Capital Appreciation Portfolio --                Bond-Debenture Portfolio -- Class VC Shares
   Service Class 2                                           Lord Abbett Series Fund, Inc. --
Fidelity(R) Variable Insurance Products Fund --                Growth and Income Portfolio -- Class VC Shares
  VIP Equity -- Income Portfolio -- Service Class 2          Lord Abbett Series Fund, Inc. --
Fidelity(R) Variable Insurance Products Fund --                Growth Opportunities Portfolio -- Class VC Shares
  VIP Growth & Income Portfolio -- Service Class 2           Lord Abbett Series Fund, Inc. --
Fidelity(R) Variable Insurance Products Fund --                International Portfolio -- Class VC Shares
  VIP Growth Portfolio -- Service Class 2                    MFS(R) Variable Insurance Trust --
Fidelity(R) Variable Insurance Products Fund --                MFS(R) Investors Growth Stock Series --
  VIP Mid Cap Portfolio -- Service Class 2                      Service Class Shares
Fidelity(R) Variable Insurance Products Fund --              MFS(R) Variable Insurance Trust --
  VIP Value Strategies Portfolio -- Service Class 2            MFS(R) Investors Trust Series -- Service Class Shares
Franklin Templeton Variable Insurance Products Trust --      MFS(R) Variable Insurance Trust --
  Franklin Income Securities Fund -- Class 2 Shares            MFS(R) Total Return Series -- Service Class Shares
Franklin Templeton Variable Insurance Products Trust --      MFS(R) Variable Insurance Trust --
  Mutual Discovery Securities Fund -- Class 2 Shares           MFS(R) Utilities Series -- Service Class Shares
Franklin Templeton Variable Insurance Products Trust --      Oppenheimer Variable Account Funds --
  Templeton Growth Securities Fund -- Class 2 Shares           Oppenheimer Balanced Fund/VA -- Service Shares
GE Investments Funds, Inc. -- Income Fund                    Oppenheimer Variable Account Funds --
GE Investments Funds, Inc. -- Mid-Cap Equity Fund              Oppenheimer Capital Appreciation Fund/VA -- Service Shares
GE Investments Funds, Inc. -- Money Market Fund              Oppenheimer Variable Account Funds --
GE Investments Funds, Inc. --                                  Oppenheimer Global Securities Fund/VA -- Service Shares
  Premier Growth Equity Fund                                 Oppenheimer Variable Account Funds --
GE Investments Funds, Inc. --                                  Oppenheimer Main Street Fund/VA -- Service Shares
  Real Estate Securities Fund                                Oppenheimer Variable Account Funds --
GE Investments Funds, Inc. -- S&P 500(R) Index Fund            Oppenheimer Main Street Small Cap Fund/VA -- Service
GE Investments Funds, Inc. -- Small-Cap Equity Fund             Shares
GE Investments Funds, Inc. --                                Oppenheimer Variable Account Funds --
  Total Return Fund -- Class 3 Shares                          Oppenheimer Mid Cap Fund/VA -- Service Shares
GE Investments Funds, Inc. -- U.S. Equity Fund               PIMCO Variable Insurance Trust --
GE Investments Funds, Inc. -- Value Equity Fund                All Asset Portfolio -- Advisor Class Shares
Goldman Sachs Variable Insurance Trust --
  Goldman Sachs Capital Growth Fund -- Service Shares

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

PIMCO Variable Insurance Trust --                            The Prudential Series Fund --
  High Yield Portfolio -- Administrative Class Shares          Jennison Portfolio -- Class II
PIMCO Variable Insurance Trust --                            The Prudential Series Fund --
  Long-Term U.S. Government Portfolio -- Administrative        Natural Resources Portfolio -- Class II
   Class Shares                                              Rydex Variable Trust --
PIMCO Variable Insurance Trust --                              OTC Fund
  Low Duration Portfolio -- Administrative Class Shares      The Universal Institutional Funds, Inc. --
PIMCO Variable Insurance Trust --                              Equity and Income Portfolio -- Class II Shares
  Total Return Portfolio -- Administrative Class Shares      Van Kampen Life Investment Trust --
The Prudential Series Fund --                                  Comstock Portfolio -- Class II Shares
  Jennison 20/20 Focus Portfolio -- Class II                 Van Kampen Life Investment Trust --
                                                               Growth & Income Portfolio -- Class II Shares

   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares was added to the Separate Account effective April 16, 2007.

   As of December 31, 2007, the following portfolios were available but not shown on the financial statements due to not having had any activity since inception:

AIM Variable Insurance Funds --                              Fidelity(R) Variable Insurance Products Fund --
  AIM V.I. Basic Value Fund -- Series II shares                VIP Growth Portfolio -- Service Class 2
AIM Variable Insurance Funds --                              Fidelity(R) Variable Insurance Products Fund --
  AIM V.I. Capital Appreciation Fund -- Series I shares        VIP Mid Cap Portfolio -- Service Class 2
AIM Variable Insurance Funds --                              Fidelity(R) Variable Insurance Products Fund --
  AIM V.I. Core Equity Fund -- Series I shares                 VIP Value Strategies Portfolio -- Service Class 2
AIM Variable Insurance Funds --                              GE Investments Funds, Inc. --
  AIM V.I. International Growth Fund -- Series II shares       Mid-Cap Equity Fund
AllianceBernstein Variable Products Series Fund, Inc. --     GE Investments Funds, Inc. --
  AllianceBernstein Global Technology Portfolio -- Class B     Premier Growth Equity Fund
AllianceBernstein Variable Products Series Fund, Inc. --     GE Investments Funds, Inc. --
  AllianceBernstein Large Cap Growth Portfolio -- Class B      Real Estate Securities Fund
AllianceBernstein Variable Products Series Fund, Inc. --     GE Investments Funds, Inc. --
  AllianceBernstein Small Cap Growth Portfolio -- Class B      S&P 500(R) Index Fund
BlackRock Variable Series Funds, Inc. --                     GE Investments Funds, Inc. --
  BlackRock Global Allocation V.I. Fund -- Class III           Small-Cap Equity Fund
Columbia Funds Variable Insurance Trust I --                 GE Investments Funds, Inc. --
  Columbia Marsico International Opportunities Fund,           Value Equity Fund
   Variable Series -- Class B                                Janus Aspen Series --
Eaton Vance Variable Trust --                                  Forty Portfolio -- Service Shares
  VT Floating-Rate Income Fund                               Legg Mason Partners Variable Equity Trust --
Eaton Vance Variable Trust --                                  Legg Mason Partners Variable Fundamental Value Portfolio
  VT Worldwide Health Sciences Fund                             -- Class I
Fidelity(R) Variable Insurance Products Fund --              MFS(R) Variable Insurance Trust --
  VIP Dynamic Capital Appreciation Portfolio --                MFS(R) Investors Growth Stock Series --
   Service Class 2                                              Service Class Shares
Fidelity(R) Variable Insurance Products Fund --              MFS(R) Variable Insurance Trust --
  VIP Growth & Income Portfolio -- Service Class 2             MFS(R) Investors Trust Series -- Service Class Shares
                                                             MFS(R) Variable Insurance Trust --
                                                               MFS(R) Utilities Series -- Service Class Shares

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

Oppenheimer Variable Account Funds --                        The Prudential Series Fund --
  Oppenheimer Main Street Small Cap Fund/VA -- Service         Jennison 20/20 Focus Portfolio -- Class II
   Shares                                                    The Prudential Series Fund --
Oppenheimer Variable Account Funds --                          Jennison Portfolio -- Class II
  Oppenheimer Mid Cap Fund/VA -- Service Shares              The Prudential Series Fund --
PIMCO Variable Insurance Trust --                              Natural Resources Portfolio -- Class II
  All Asset Portfolio -- Advisor Class Shares                Rydex Variable Trust --
                                                               OTC Fund

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the lesser period ended December 31, 2007 were:

                                                                       Cost of    Proceeds
                                                                        Shares      from
Fund/Portfolio                                                         Acquired  Shares Sold
--------------                                                        ---------- -----------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Portfolio -- Class B............ $  150,267 $   94,540
 AllianceBernstein International Value Portfolio -- Class B..........     86,682     76,423
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II............................    126,477    106,164
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III........................      5,499      3,937
 BlackRock Large Cap Growth V.I. Fund -- Class III...................     83,119     60,960
 BlackRock Value Opportunities V.I. Fund -- Class III................     68,276     62,564
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A............     79,062     66,458
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2..................................      9,650          3
Federated Insurance Series
 Federated High Income Bond Fund II -- Service Shares................    114,139    109,755
 Federated Kaufmann Fund II -- Service Shares........................    180,858    153,194
Fidelity(R) Variable Insurance Products Fund
 VIP Balanced Portfolio -- Service Class 2...........................     59,759     39,030
 VIP Contrafund(R) Portfolio -- Service Class 2......................    604,979    403,780
 VIP Equity-Income Portfolio -- Service Class 2......................     35,466     16,901
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares...................  6,581,637  4,441,678
 Mutual Discovery Securities Fund -- Class 2 Shares..................    306,848    204,019
 Mutual Shares Securities Fund -- Class 2 Shares.....................    859,345    656,028
 Templeton Growth Securities Fund -- Class 2 Shares..................    169,633    127,663
GE Investments Funds, Inc.
 Income Fund.........................................................    475,082    404,724
 Money Market Fund...................................................    159,475    152,099
 Total Return Fund -- Class 3 Shares.................................  1,818,220  1,349,440
 U.S. Equity Fund....................................................     86,136     62,458
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Capital Growth Fund -- Service Shares.................     83,794     69,832
 Goldman Sachs Growth and Income Fund -- Service Shares..............    419,173    325,146
Janus Aspen Series
 Balanced Portfolio -- Service Shares................................     59,747     39,249
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II     89,729     64,166
Lord Abbett Series Fund, Inc,
 America's Value Portfolio -- Class VC Shares........................  1,795,661  1,454,342
 Bond-Debenture Portfolio -- Class VC Shares.........................    558,318    403,287
 Growth and Income Portfolio -- Class VC Shares......................    148,494     77,592
 Growth Opportunities Portfolio -- Class VC Shares...................     52,767     24,864
 International Portfolio -- Class VC Shares..........................    136,978    126,365

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

                                                                    Cost of   Proceeds
                                                                     Shares     from
Fund/Portfolio                                                      Acquired Shares Sold
--------------                                                      -------- -----------
MFS(R) Variable Insurance Trust
 MFS(R) Total Return Series -- Service Class Shares................ $135,364  $112,007
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA -- Service Shares....................  701,770   561,616
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares........  189,489   164,107
 Oppenheimer Global Securities Fund/VA -- Service Shares...........   83,681    66,395
 Oppenheimer Main Street Fund/VA -- Service Shares.................   23,856    19,094
PIMCO Variable Insurance Trust
 High Yield Portfolio -- Administrative Class Shares...............  186,397   165,468
 Long-Term U.S. Government Portfolio -- Administrative Class Shares  240,750   157,586
 Low Duration Portfolio -- Administrative Class Shares.............  567,994   385,054
 Total Return Portfolio -- Administrative Class Shares.............  700,248   538,692
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II Shares....................  481,001   360,033
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.............................  322,481   271,999
 Growth & Income Portfolio -- Class II Shares......................  186,052   152,834

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net premium payments transferred from GLAIC represent gross premium payments recorded by GLAIC on its modified single premium annuity contracts, less deductions retained as compensation for premium taxes. We may deduct charges for the premium tax or other tax levied by any governmental entity from premium payments or assets when the premium tax is incurred or when we pay proceeds under the contract.

   Some contracts permit contract owners to elect to allocate premium payments to our General Account that is part of the general account of GLAIC. Amounts allocated to the General Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Subaccounts of the Separate Account to the General Account, in some instances.

   Generally, charges are assessed under the contracts to cover certain administrative expenses, the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract, as applicable. In addition, a sales charge is assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover mortality and expense risk charges are assessed through the daily unit value calculation. As of December 31, 2007, these fees equal 0.70% of the contract owners average daily net assets in the Separate Account. All fees with the exception of the Sales Charge, are assessed on a daily basis through the daily net asset value. The Sales Charge is deducted prior to applying premium to the contract. Section
(6) of these notes demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis. As of December 31, 2007, the fees assessed through the election of riders range from 0.00 to 0.50% as a percentage of the contract owners' average daily net assets in the Separate Account.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007


  (c) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or period ended December 31, 2007 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC offers the immediate variable annuity with various rider options, which result in the Subaccounts having unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the year or lesser periods ended December 31, 2007 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2007 and were available to contract owners during 2007.

                                         Expenses as a                                  Investment
                                         % of Average                        Net Assets   Income         Total
                                         Net Assets(1)  Units   Unit Value      000s     Ratio(2)      Return(3)
                                         -------------- ----- -------------- ---------- ---------- ------------------
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2007................................. 0.70% to 1.20% 5,692 10.11 to 10.15   $   58     0.00%     1.20% to    1.71%
 AllianceBernstein International Value
   Portfolio -- Class B
   2007................................. 1.20% to 1.20%   957 10.16 to 10.16       10     0.00%     1.86% to    1.86%
American Century Variable Portfolios II,
  Inc.
 VP Inflation Protection Fund --
   Class II
   2007................................. 1.20% to 1.20% 1,977 10.80 to 10.80       21     1.42%     9.12% to    9.12%
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund --
   Class III
   2007................................. 1.20% to 1.20%   133  9.73 to  9.73        1     2.18%    (3.09)% to (3.09)%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III
   2007................................. 1.00% to 1.20% 2,227 10.23 to 10.25       23     0.05%     2.63% to    2.84%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

                                        Expenses as a                                    Investment
                                        % of Average                          Net Assets   Income         Total
                                        Net Assets(1)   Units    Unit Value      000s     Ratio(2)      Return(3)
                                        -------------- ------- -------------- ---------- ---------- ------------------
 BlackRock Value Opportunities V.I.
   Fund -- Class III
   2007................................ 1.20% to 1.20%     468  9.41 to  9.41   $    4      4.93%   (6.70)% to (6.70)%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2007................................ 1.20% to 1.20%   1,138 11.07 to 11.07       13      0.00%    12.25% to  12.25%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2007................................ 1.20% to 1.20%     909 10.76 to 10.76       10      0.00%    8.65% to    8.65%
Federated Insurance Series
 Federated High Income Bond Fund II
   -- Service Shares
   2007................................ 1.20% to 1.20%     449 10.02 to 10.02        5      0.00%    0.20% to    0.20%
 Federated Kaufmann Fund II --
   Service Shares
   2007................................ 1.20% to 1.20%   2,539 11.39 to 11.39       29      0.00%    15.97% to  15.97%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Balanced Portfolio -- Service
   Class 2
   2007................................ 1.20% to 1.20%   1,957 10.42 to 10.42       20      3.79%    4.76% to    4.76%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2007................................ 0.70% to 1.20%  14,667 11.24 to 11.29      165     10.01%    14.22% to  14.79%
 VIP Equity-Income Portfolio --
   Service Class 2
   2007................................ 1.20% to 1.20%   1,744  9.72 to  9.72       17      2.20%   (3.22)% to (3.22)%
Franklin Templeton Variable Insurance
  Products Trust
 Franklin Income Securities Fund --
   Class 2 Shares
   2007................................ 0.70% to 1.20% 209,491 10.04 to 10.08    2,102      0.46%    0.40% to    0.91%
 Mutual Discovery Securities Fund --
   Class 2 Shares
   2007................................ 0.70% to 1.20%   9,867 10.55 to 10.60      104      0.00%    6.30% to    6.84%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2007................................ 0.70% to 1.20%  20,771  9.64 to  9.68      200      0.00%   (4.98)% to (4.50)%
 Templeton Growth Securities Fund
   -- Class 2 Shares
   2007................................ 0.70% to 1.20%   4,242  9.86 to  9.90       42      0.00%   (1.58)% to (1.08)%
GE Investments Funds, Inc.
  Income Fund
   2007................................ 1.20% to 1.20%   6,544 10.30 to 10.30       67      8.98%    3.45% to    3.45%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

                                       Expenses as a                                   Investment
                                       % of Average                         Net Assets   Income         Total
                                       Net Assets(1)  Units    Unit Value      000s     Ratio(2)      Return(3)
                                       -------------- ------ -------------- ---------- ---------- ------------------
 Money Market Fund
   2007............................... 1.20% to 1.20%    717 10.32 to 10.32   $    7      2.08%    3.64% to    3.64%
 Total Return Fund -- Class 3 Shares
   2007............................... 1.20% to 1.20% 41,921 10.75 to 10.75      451      5.61%    8.54% to    8.54%
 U.S. Equity Fund
   2007............................... 1.20% to 1.20%  1,938 10.41 to 10.41       20      1.02%    4.70% to    4.70%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Capital Growth Fund
   -- Service Shares
   2007............................... 0.70% to 1.20%  1,346 10.60 to 10.65       14      0.07%    6.87% to    7.41%
 Goldman Sachs Growth and Income
   Fund -- Service Shares
   2007............................... 1.20% to 1.20%  8,588  9.80 to  9.80       84      8.01%   (2.31)% to (2.31)%
Janus Aspen Series
 Balanced Portfolio -- Service Shares
   2007............................... 1.20% to 1.20%  1,916 10.68 to 10.68       20      2.74%    7.80% to    7.80%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason Partners Variable
   Aggressive Growth Portfolio --
   Class II
   2007............................... 1.20% to 1.20%  2,635  9.76 to  9.76       26      0.00%   (2.78)% to (2.78)%
Lord Abbett Series Fund, Inc.
 America's Value Portfolio --
   Class VC Shares
   2007............................... 1.20% to 1.20% 31,872  9.87 to  9.87      314      4.91%   (1.53)% to (1.53)%
 Bond-Debenture Portfolio --
   Class VC Shares
   2007............................... 0.70% to 1.20% 14,255 10.29 to 10.34      147     13.82%    3.30% to    3.82%
 Growth and Income Portfolio --
   Class VC Shares
   2007............................... 1.20% to 1.20%  6,747 10.01 to 10.01       68      2.41%    0.15% to    0.15%
 Growth Opportunities Portfolio --
   Class VC Shares
   2007............................... 0.70% to 1.20%  2,332 11.34 to 11.39       26      7.86%    15.41% to  15.99%
 International Portfolio -- Class VC
   Shares
   2007............................... 1.20% to 1.20%    884  9.94 to  9.94        9      4.62%   (0.72)% to (0.72)%
MFS(R) Variable Insurance Trust
 MFS(R) Total Return Series -- Service
   Class Shares
   2007............................... 1.20% to 1.20%  2,300 10.00 to 10.00       23      0.00%   (0.02)% to (0.02)%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA --
   Service Shares
   2007............................... 1.20% to 1.20% 13,863  9.97 to  9.97      138      0.00%   (0.31)% to (0.31)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

                               December 31, 2007

                                        Expenses as a                                   Investment
                                        % of Average                         Net Assets   Income         Total
                                        Net Assets(1)  Units    Unit Value      000s     Ratio(2)      Return(3)
                                        -------------- ------ -------------- ---------- ---------- ------------------
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2007................................ 1.20% to 1.20%  2,363 10.82 to 10.82   $   26     0.00%     9.42% to    9.42%
 Oppenheimer Global Securities Fund/
   VA -- Service Shares
   2007................................ 0.70% to 1.20%  1,640 10.24 to 10.29       17     0.00%     2.78% to    3.30%
 Oppenheimer Main Street Fund/VA --
   Service Shares
   2007................................ 1.20% to 1.20%    455 10.02 to 10.02        5     0.00%     0.18% to    0.18%
PIMCO Variable Insurance Trust
 High Yield Portfolio --
   Administrative Class Shares
   2007................................ 1.20% to 1.20%  2,063 10.09 to 10.09       21     2.79%     1.01% to    1.01%
 Long-Term U.S. Government
   Portfolio -- Administrative Class
   Shares
   2007................................ 1.00% to 1.20%  7,888 10.84 to 10.86       86     0.85%     9.61% to    9.83%
 Low Duration Portfolio --
   Administrative Class Shares
   2007................................ 1.20% to 1.20% 17,427 10.58 to 10.58      184     1.06%     6.57% to    6.57%
 Total Return Portfolio --
   Administrative Class Shares
   2007................................ 0.70% to 1.20% 15,389 10.72 to 10.77      165     1.74%     8.22% to    8.77%
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio --
   Class II Shares
   2007................................ 1.20% to 1.20% 11,909 10.05 to 10.05      120     0.00%     0.59% to    0.59%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares
   2007................................ 1.00% to 1.20%  5,137  9.39 to  9.41       48     0.00%    (6.91)% to (6.72)%
 Growth & Income Portfolio --
   Class II Shares
   2007................................ 1.20% to 1.20%  3,221  9.96 to  9.96       32     0.00%    (0.47)% to (0.47)%

--------
1 Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
2 The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
3 The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                         Year ended December 31, 2007

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                  Page
                                                                                                  ----
Report of KPMG LLP, Independent Registered Public Accounting Firm................................  F-1
Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005...........  F-2
Consolidated Balance Sheets as of December 31, 2007 and 2006.....................................  F-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2007,
  2006 and 2005..................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.......  F-5
Notes to Consolidated Financial Statements.......................................................  F-6
Report of KPMG LLP, Independent Registered Public Accounting Firm, on Financial Statement
  Schedules...................................................................................... F-45
Schedule I, Summary of Investments--other than investments in related parties.................... F-46
Schedule III, Supplemental Insurance Information................................................. F-47

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

   We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), Genworth Life and Annuity Insurance Company and subsidiaries' internal control over financial reporting as of December 31, 2007, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 28, 2008 expressed an unqualified opinion on the effectiveness of the Company's internal control over financial reporting.

/s/ KPMG LLP

Richmond, Virginia
February 28, 2008

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                        Years ended December 31,
                                  -                                   ---------------------------
                                                                        2007      2006     2005
                                                                      --------  -------- --------
Revenues:
Premiums............................................................. $1,063.2  $1,132.3 $1,112.4
Net investment income................................................  1,189.9   1,116.9  1,018.6
Net investment gains (losses)........................................    (91.1)      3.1     (9.7)
Policy fees and other income.........................................    491.3     382.8    362.3
                                                                      --------  -------- --------
   Total revenues....................................................  2,653.3   2,635.1  2,483.6
                                                                      --------  -------- --------
Benefits and expenses:
Benefits and other changes in policy reserves........................  1,105.4   1,101.9  1,145.1
Interest credited....................................................    541.3     496.7    456.0
Acquisition and operating expenses, net of deferrals.................    244.2     242.5    237.9
Amortization of deferred acquisition costs and intangibles...........    151.4     112.0    177.4
Interest expense.....................................................    205.1     134.0     48.7
                                                                      --------  -------- --------
   Total benefits and expenses.......................................  2,247.4   2,087.1  2,065.1
                                                                      --------  -------- --------
Income before income taxes and equity in net income of unconsolidated
  subsidiary.........................................................    405.9     548.0    418.5
Provision for income taxes...........................................    101.3     188.4    147.9
                                                                      --------  -------- --------
Net income before equity in net income of unconsolidated subsidiary..    304.6     359.6    270.6
Equity in net income of unconsolidated subsidiary....................     19.1        --       --
                                                                      --------  -------- --------
Net income........................................................... $  323.7  $  359.6 $  270.6
                                                                      ========  ======== ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                            December 31,
                                                                                        --------------------
                                                                                           2007      2006
                                                                                        ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value..................... $15,237.3  $15,962.7
       Equity securities available-for-sale, at fair value.............................      64.0       35.8
       Commercial mortgage loans.......................................................   2,968.1    2,917.1
       Policy loans....................................................................     466.8      486.7
       Other invested assets ($399.8 and $429.8 restricted)............................   1,437.5      740.2
                                                                                        ---------  ---------
              Total investments........................................................  20,173.7   20,142.5
   Cash and cash equivalents...........................................................     616.4      423.8
   Accrued investment income...........................................................     167.4      172.3
   Deferred acquisition costs..........................................................   2,962.2    2,660.0
   Goodwill............................................................................     450.9      471.2
   Intangible assets...................................................................     502.3      520.7
   Reinsurance recoverable.............................................................   8,670.6    9,386.8
   Other assets........................................................................     427.8      343.3
   Separate account assets.............................................................  12,005.8   10,383.4
                                                                                        ---------  ---------
              Total assets............................................................. $45,977.1  $44,504.0
                                                                                        =========  =========
Liabilities and stockholders' equity
   Liabilities:
       Future policy benefits.......................................................... $ 9,809.4  $10,033.6
       Policyholder account balances...................................................  13,962.3   14,439.8
       Liability for policy and contract claims........................................     263.1      279.3
       Unearned premiums...............................................................      21.4       24.1
       Deferred income tax liability...................................................   1,077.9    1,004.5
       Non-recourse funding obligations................................................   3,555.0    2,765.0
       Other liabilities ($415.1 and $436.6 restricted)................................     995.8    1,130.6
       Separate account liabilities....................................................  12,005.8   10,383.4
                                                                                        ---------  ---------
              Total liabilities........................................................  41,690.7   40,060.3
                                                                                        ---------  ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, zero and 110,000 shares
         issued and outstanding as of December 31, 2007 and 2006, respectively)........        --      110.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).......................................................      25.6       25.6
       Additional paid-in capital......................................................   4,071.6    4,025.3
                                                                                        ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses).....................................    (338.2)      21.7
          Derivatives qualifying as hedges.............................................       4.9        0.3
                                                                                        ---------  ---------
       Total accumulated other comprehensive income (loss).............................    (333.3)      22.0
       Retained earnings...............................................................     522.5      260.8
                                                                                        ---------  ---------
              Total stockholders' equity...............................................   4,286.4    4,443.7
                                                                                        ---------  ---------
              Total liabilities and stockholders' equity............................... $45,977.1  $44,504.0
                                                                                        =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                   Accumulated
                                                       Additional     other                  Total
                                      Preferred Common  paid-in   comprehensive Retained stockholders'
                                        stock   stock   capital   income (loss) earnings    equity
                                      --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2004.....  $ 120.0  $25.6   $4,147.6     $ 200.7    $ 543.8    $5,037.7
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      270.6       270.6
   Net unrealized gains (losses) on
     investment securities...........       --     --         --      (116.8)        --      (116.8)
   Derivatives qualifying as hedges..       --     --         --        (2.0)        --        (2.0)
   Additional minimum pension
     liability.......................       --     --         --        (0.2)        --        (0.2)
                                                                                           --------
Total comprehensive income (loss)....                                                         151.6
Dividends and other transactions with
  stockholders.......................       --     --     (127.5)         --     (456.3)     (583.8)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2005.....    120.0   25.6    4,020.1        81.7      358.1     4,605.5
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      359.6       359.6
   Net unrealized gains (losses) on
     investment securities...........       --     --         --       (62.4)        --       (62.4)
   Derivatives qualifying as hedges..       --     --         --        (0.6)        --        (0.6)
   Additional minimum pension
     liability.......................       --     --         --         3.3         --         3.3
                                                                                           --------
Total comprehensive income (loss)....                                                         299.9
Redemption of preferred stock........    (10.0)    --         --          --         --       (10.0)
Dividends and other transactions with
  stockholders.......................       --     --        5.2          --     (456.9)     (451.7)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2006.....    110.0   25.6    4,025.3        22.0      260.8     4,443.7
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      323.7       323.7
   Net unrealized gains (losses) on
     investment securities...........       --     --         --      (359.9)        --      (359.9)
   Derivatives qualifying as hedges..       --     --         --         4.6         --         4.6
                                       -------  -----   --------     -------    -------    --------
Total comprehensive income (loss)....                                                         (31.6)
Redemption of preferred stock........   (110.0)    --         --          --         --      (110.0)
Dividends and other transactions with
  stockholders.......................       --     --       46.3          --      (62.0)      (15.7)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2007.....  $    --  $25.6   $4,071.6     $(333.3)   $ 522.5    $4,286.4
                                       =======  =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                           Years ended December 31,
                                                                       -------------------------------
                                                                          2007       2006       2005
                                                                       ---------  ---------  ---------
Cash flows from operating activities:
   Net income......................................................... $   323.7  $   359.6  $   270.6
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses.................................      91.1       (3.1)       9.7
       Equity in net income of unconsolidated subsidiary..............     (19.1)        --         --
       Charges assessed to policyholders..............................    (349.5)    (295.2)    (303.5)
       Purchases of trading securities................................      (5.1)     (49.3)     (15.0)
       Amortization of fixed maturity discounts and premiums..........      (7.4)       0.3       14.7
       Acquisition costs deferred.....................................    (488.3)    (489.1)    (381.9)
       Amortization of deferred acquisition costs and intangibles.....     151.4      112.0      177.4
       Deferred income taxes..........................................     215.7      236.0      393.5
   Change in certain assets and liabilities:
       Accrued investment income and other assets.....................    (316.1)      32.5       (6.6)
       Insurance reserves.............................................     769.8      718.0      674.1
       Other liabilities and policy-related balances..................     (24.0)       2.4     (363.3)
                                                                       ---------  ---------  ---------
   Net cash from operating activities.................................     342.2      624.1      469.7
                                                                       ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturities...............................................   2,419.7    2,627.8    1,536.3
       Commercial mortgage loans......................................     505.6      228.0      483.3
   Proceeds from sales of investments:
       Fixed maturities and equity securities.........................   1,477.1      950.7    2,595.4
   Purchases and originations of investments:
       Fixed maturities and equity securities.........................  (4,477.9)  (6,187.2)  (3,675.8)
       Commercial mortgage loans......................................    (692.1)    (461.4)    (611.8)
   Other invested assets, net.........................................    (148.2)     (12.0)      15.0
   Cash related to transfer of subsidiary to an affiliate.............     (27.0)        --         --
   Policy loans, net..................................................     (11.2)     (15.2)      (4.3)
                                                                       ---------  ---------  ---------
   Net cash from investing activities.................................    (954.0)  (2,869.3)     338.1
                                                                       ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.....................   4,582.0    5,237.1    2,394.8
   Redemption and benefit payments on investment contracts............  (4,450.9)  (4,047.0)  (3,502.1)
   Proceeds from secured borrowings from affiliate....................        --         --       30.1
   Proceeds from short-term borrowings and other, net.................     518.2      423.0      965.5
   Payments on short-term borrowings..................................    (522.4)    (394.4)    (997.9)
   Proceeds from issuance of non-recourse funding obligations.........     790.0    1,365.0      500.0
   Redemption of preferred stock......................................    (110.0)     (10.0)        --
   Dividends paid to stockholders.....................................      (2.5)    (459.7)    (125.6)
                                                                       ---------  ---------  ---------
   Net cash from financing activities.................................     804.4    2,114.0     (735.2)
                                                                       ---------  ---------  ---------
   Net change in cash and cash equivalents............................     192.6     (131.2)      72.6
Cash and cash equivalents at beginning of year........................     423.8      555.0      482.4
                                                                       ---------  ---------  ---------
Cash and cash equivalents at end of year.............................. $   616.4  $   423.8  $   555.0
                                                                       =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2007, 2006 and 2005

(1) Formation and Nature of Business

   (a) Formation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity. For periods beginning after December 31, 2006, AML is not included in our consolidated financial statements.

   On January 1, 2007, we transferred assets of $1,377.2 million, including cash and cash equivalents of $27.0 million, and liabilities of $1,091.2 million of AML to GLICNY in exchange for an investment in GLICNY of $334.4 million, representing a 34.5% investment in GLICNY. Additionally, $2.1 million was recorded related to unrealized investment gains and derivative items in equity related to the transfer. The transfer was recorded at book value as the entities were under common control, and accordingly, the difference of $46.3 million between the book value of AML and the investment in GLICNY was recorded as additional paid-in capital. Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2007, the carrying value of our investment in GLICNY was $346.5 million and was included in other invested assets.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, AML, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V") and Rivermont Life Insurance Company I ("Rivermont I").

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (b) Nature of Business

   We have two segments: (i) Protection and (ii) Retirement Income and Institutional.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance.

   Retirement Income and Institutional contracts include fixed and variable immediate and deferred individual annuities, variable life insurance products, funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs"). In 2006, we decided to discontinue the sale of structured settlement annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. In 2007, we elected to report separately our liabilities for future policy benefits and policyholder account balances in our consolidated balance sheets. Therefore, the respective prior year amounts have been reclassified to conform to the current year presentation. Additionally, during 2007, an immaterial error related to the classification of certain 2006 expense amounts was identified. This immaterial error resulted in a reclassification between acquisition and operating expenses, net of deferrals, and amortization of deferred acquisition costs and intangibles of $27.9 million. The immaterial reclassification had no impact on total benefits and expenses, on net income or on deferred acquisition costs.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities traded in markets where estimates of fair values are readily obtained from independent pricing sources. For our less liquid securities, such as privately placed securities, we employ alternative valuation methods commonly used in the financial services industry to estimate fair value. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   (e) Commercial Mortgage Loans

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (f) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The fair value of collateral held was $152.4 million and $84.9 million as of December 31, 2007 and 2006, respectively. As of December 31, 2007 and 2006, we had no non-cash collateral. As of December 31, 2007 and 2006, the fair value of securities pledged under the securities lending program was $146.2 million and $81.3 million, respectively, and was included in fixed maturity securities in our consolidated balance sheets.

   (g) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (h) Deferred Acquisition Costs

   Acquisition costs include costs which vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapses or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, no charges to income were recorded as a result of our DAC recoverability testing.

   (i) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, no charges to income were recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (j) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows and other valuation techniques to establish fair values. There was no goodwill impairment charge recorded in 2007 or in 2006. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million in 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (k) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (l) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   (m) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (n) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (o) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (p) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholders' equity since the liability for the contingency is assumed by GNA.

   (q) Accounting Changes

   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, the total amount of unrecognized tax benefits was $74.3 million, of which, $53.3 million, if recognized, would affect the effective tax rate.

   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of SOP 05-1 had no impact on our consolidated results of operations and financial position.

   Accounting for Certain Hybrid Financial Instruments

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155: (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   (r) Accounting Pronouncements Not Yet Adopted

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 will not have a material impact on our consolidated financial statements. During December 2007, the FASB issued FASB Staff Position ("FSP") FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. We expect to elect the partial adoption of SFAS No. 157 under the provisions of the FSP for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The FASB also issued proposed FSP FAS 157-c in January 2008 that would amend SFAS No. 157 to clarify the principles on fair value measurement of liabilities. Management is monitoring the status of these proposed FSPs for any impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items will be reported in earnings in the current period. SFAS No. 159 is effective for us on January 1, 2008. The adoption of SFAS No. 159 will not impact our consolidated financial statements, as no items will be elected for measurement at fair value upon initial adoption. Subsequent to initial adoption, we will evaluate eligible financial assets and liabilities on their election dates. Any future elections made under this standard would be disclosed in accordance with the provisions outlined in the statement.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(3) Investments

   (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                                  2007      2006      2005
---------------------                                --------  --------  --------
Fixed maturity securities--taxable.................. $  928.0  $  864.9  $  798.9
Fixed maturity securities--non-taxable..............       --        --       0.1
Commercial mortgage loans...........................    183.8     184.0     172.1
Equity securities...................................      3.9       0.8       1.5
Other investments...................................     71.0      58.7      35.2
Policy loans........................................     28.2      30.1      29.4
                                                     --------  --------  --------
   Gross investment income before expenses and fees.  1,214.9   1,138.5   1,037.2
Expenses and fees...................................    (25.0)    (21.6)    (18.6)
                                                     --------  --------  --------
   Net investment income............................ $1,189.9  $1,116.9  $1,018.6
                                                     ========  ========  ========

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

      (Amounts in millions)                        2007    2006    2005
      ---------------------                       ------  ------  ------
      Available-for-sale securities:
         Realized gains on sale.................. $  9.8  $ 24.7  $ 33.7
         Realized losses on sale.................  (30.2)  (25.7)  (15.5)
      Impairments................................  (62.4)   (0.5)  (27.9)
      Derivative instruments.....................   (3.8)    5.7      --
      Net unrealized losses on trading securities   (2.6)   (1.1)     --
      Commercial mortgage loan loss reserve......   (1.9)     --      --
                                                  ------  ------  ------
         Net investments gains (losses).......... $(91.1) $  3.1  $ (9.7)
                                                  ======  ======  ======

   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                                                            2007    2006    2005
---------------------                                                          -------  ------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities.................................................. $(508.1) $ 69.0  $182.2
   Equity securities..........................................................     3.5     1.2     6.1
   Restricted other invested assets...........................................   (15.3)   (6.8)   (3.5)
   Other invested assets--investment in unconsolidated subsidiary.............   (10.5)     --      --
                                                                               -------  ------  ------
       Subtotal...............................................................  (530.4)   63.4   184.8
                                                                               -------  ------  ------
Adjustments to present value of future profits and deferred acquisitions costs    12.3   (30.2)  (55.7)
Deferred income taxes, net....................................................   179.9   (11.5)  (45.0)
                                                                               -------  ------  ------
Net unrealized investment gains (losses)...................................... $(338.2) $ 21.7  $ 84.1
                                                                               =======  ======  ======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                                                  2007     2006     2005
---------------------                                                                -------  -------  -------
Net unrealized investment gains (losses) as of January 1............................ $  21.7  $  84.1  $ 200.9
                                                                                     -------  -------  -------
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities...............................  (673.8)  (122.5)  (235.0)
   Adjustment to deferred acquisition costs.........................................    14.8      4.7      6.1
   Adjustment to present value of future profits....................................    27.7     20.8     42.6
   Provision for deferred income taxes..............................................   219.4     33.5     63.2
                                                                                     -------  -------  -------
       Changes in unrealized gains (losses) on investment securities................  (411.9)   (63.5)  (123.1)
Reclassification adjustments to net investment (gains) losses, net of deferred taxes
  of $(28.0), $(0.5) and $(3.4).....................................................    52.0      1.1      6.3
                                                                                     -------  -------  -------
Net unrealized investment gains (losses) as of December 31.......................... $(338.2) $  21.7  $  84.1
                                                                                     =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                      Gross      Gross
                                                        Amortized   unrealized unrealized Estimated
(Amounts in millions)                                  cost or cost   gains      losses   fair value
---------------------                                  ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities.........................................  $   189.3     $ 18.0    $  (0.1)  $   207.2
   Government--non U.S................................      293.0       28.1       (1.4)      319.7
   U.S. corporate.....................................    6,983.1       99.6     (207.3)    6,875.4
   Corporate--non U.S.................................    1,881.6        9.5      (79.7)    1,811.4
   Mortgage and asset-backed..........................    6,398.4       25.7     (400.5)    6,023.6
                                                        ---------     ------    -------   ---------
       Total fixed maturity securities................   15,745.4      180.9     (689.0)   15,237.3
Equity securities.....................................       60.5        3.6       (0.1)       64.0
                                                        ---------     ------    -------   ---------
       Total available-for-sale securities............  $15,805.9     $184.5    $(689.1)  $15,301.3
                                                        =========     ======    =======   =========

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                      Gross      Gross
                                                        Amortized   unrealized unrealized Estimated
(Amounts in millions)                                  cost or cost   gains      losses   fair value
---------------------                                  ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities.........................................  $   205.0     $ 13.3    $  (0.3)  $   218.0
   Government--non U.S................................      276.3       31.4       (0.1)      307.6
   U.S. corporate.....................................    7,127.5      138.3      (91.3)    7,174.5
   Corporate--non U.S.................................    1,678.3       17.9      (25.3)    1,670.9
   Mortgage and asset-backed..........................    6,606.6       26.6      (41.5)    6,591.7
                                                        ---------     ------    -------   ---------
       Total fixed maturity securities................   15,893.7      227.5     (158.5)   15,962.7
Equity securities.....................................       34.6        1.6       (0.4)       35.8
                                                        ---------     ------    -------   ---------
       Total available-for-sale securities............  $15,928.3     $229.1    $(158.9)  $15,998.5
                                                        =========     ======    =======   =========

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. We measure impairment charges based upon the difference between the book value of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2007 was $1,334.6 million, which was approximately 97.5% of book value.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and
     government sponsored entities......  $   16.7   $  (0.1)        2     $     --   $    --       --
   Government--non U.S..................      26.1      (1.4)       19           --        --       --
   U.S. corporate.......................   2,512.4    (114.3)      352      1,313.9     (93.0)     242
   Corporate--non U.S...................     977.7     (48.9)      124        416.1     (30.8)      70
   Asset-backed.........................   2,271.2    (184.7)      281        873.9     (59.5)     106
   Mortgage-backed......................   1,613.6    (106.7)      289        463.3     (49.6)     127
                                          --------   -------     -----     --------   -------      ---
   Subtotal, fixed maturity securities..   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
Equity securities.......................        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost............  $7,210.4   $(308.9)      990     $2,991.2   $(183.9)     509
   20-50% Below cost....................     172.2     (94.9)       54         69.5     (33.3)      28
   (greater than)50% Below cost.........      35.1     (52.3)       23          6.5     (15.7)       8
                                          --------   -------     -----     --------   -------      ---
   Total fixed maturity securities......   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
                                          --------   -------     -----     --------   -------      ---
% Below cost--equity securities:
   (less than)20% Below cost............        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
   Total equity securities..............        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===

Investment grade........................  $7,129.5   $(442.2)      982     $2,963.5   $(219.4)     508
Below investment grade..................     288.2     (13.9)       85        104.5     (13.6)      39
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===

   The investment securities in an unrealized loss position as of December 31, 2007 consisted of 1,614 securities accounting for unrealized losses of $689.1 million. Of these unrealized losses, 96.0% were investment grade (rated AAA through BBB-) and 71.5% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally higher interest rate environment including the widening of credit spreads as investors sought higher compensation for the assumption of market risk during 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   For the fixed maturity securities in an unrealized loss position as of December 31, 2007, nine securities were below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with $6.0 million in unrealized losses. For equity securities in an unrealized loss position as of December 31, 2007, none were below cost 20% or more or below investment grade (rated BB+ and below) for twelve months or more.

   As of December 31, 2007, we expect these investments to continue to perform in accordance with their original contractual terms and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investment, which may be maturity. Accordingly, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2007. However, from time to time, we may sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield enhancement and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and
     government sponsored entites.......  $   14.0    $ (0.2)       4      $    5.6   $  (0.1)       5
   Government--non U.S..................        --        --       --           5.5      (0.1)       6
   U.S. corporate.......................   1,554.1     (24.3)     265       1,835.4     (67.0)     413
   Corporate--non U.S...................     335.9      (4.8)      70         521.3     (20.5)     102
   Asset-backed.........................     558.3      (1.3)      98         714.4     (13.4)      73
   Mortgage-backed......................     536.9      (2.6)     107         821.7     (24.2)     203
                                          --------    ------      ---      --------   -------      ---
   Subtotal, fixed maturity securities..   2,999.2     (33.2)     544       3,903.9    (125.3)     802
Equity securities.......................        --        --       --           1.9      (0.4)       9
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost............  $2,999.2    $(33.2)     544      $3,902.2   $(124.6)     800
   20-50% Below cost....................        --        --       --           1.7      (0.7)       2
                                          --------    ------      ---      --------   -------      ---
   Total fixed maturity securities......   2,999.2     (33.2)     544       3,903.9    (125.3)     802
                                          ========    ======      ===      ========   =======      ===
% Below cost--equity maturities:
   (less than)20% Below cost............        --        --       --           1.9      (0.2)       8
   (greater than)50% Below cost.........        --        --       --            --      (0.2)       1
                                          --------    ------      ---      --------   -------      ---
   Total equity maturities..............        --        --       --           1.9      (0.4)       9
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===

Investment grade........................  $2,880.4    $(30.5)     505      $3,755.9   $(117.6)     749
Below investment grade..................     118.8      (2.7)      39         148.7      (7.9)      54
Not Rated...............................        --        --       --           1.2      (0.2)       8
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2007 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost Estimated
        (Amounts in millions)                     or cost     fair value
        ---------------------                  -------------- ----------
        Due in one year or less...............   $   485.1    $   484.4
        Due after one year through five years.     2,523.7      2,530.4
        Due after five years through ten years     2,355.3      2,302.8
        Due after ten years...................     3,982.9      3,896.1
                                                 ---------    ---------
           Subtotal...........................     9,347.0      9,213.7
        Mortgage and asset-backed.............     6,398.4      6,023.6
                                                 ---------    ---------
           Total..............................   $15,745.4    $15,237.3
                                                 =========    =========

   As of December 31, 2007, $1,722.0 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2007, securities issued by finance and insurance, utilities and energy, and consumer--non cyclical industry groups represented approximately 31.0%, 18.6% and 12.1% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2007, we did not hold any fixed maturity securities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2007 and 2006, $8.2 million and $18.0 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2007                      2006
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  850.6       28.6%      $  802.3       27.4%
Industrial..........................................       769.9       25.9          854.7       29.3
Retail..............................................       747.4       25.2          707.5       24.2
Apartments..........................................       315.9       10.6          271.0        9.3
Hotel...............................................       254.1        8.5          174.4        6.0
Mixed use/other.....................................        34.8        1.2          111.4        3.8
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,972.7      100.0%       2,921.3      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         2.3                       1.1
   Allowance for losses.............................        (6.9)                     (5.3)
                                                        --------                  --------
   Total............................................    $2,968.1                  $2,917.1
                                                        ========                  ========

                                                                        December 31,
                         -                           --------------------------------------------------
                                                               2007                      2006
                         -                           ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
South Atlantic......................................    $  873.6       29.4%      $  722.7       24.7%
Pacific.............................................       739.7       24.9          804.7       27.6
Middle Atlantic.....................................       390.4       13.1          344.1       11.8
East North Central..................................       312.3       10.5          351.5       12.0
Mountain............................................       187.8        6.3          278.6        9.5
West North Central..................................       143.0        4.8          167.1        5.7
East South Central..................................       108.1        3.6          100.9        3.5
New England.........................................       120.4        4.1           55.5        1.9
West South Central..................................        97.4        3.3           96.2        3.3
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,972.7      100.0%       2,921.3      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         2.3                       1.1
   Allowance for losses.............................        (6.9)                     (5.3)
                                                        --------                  --------
   Total............................................    $2,968.1                  $2,917.1
                                                        ========                  ========

   For the years ended December 31, 2007 and 2006, we originated $66.4 million and $120.4 million, respectively, of mortgages secured by real estate in California, which represents 9.6% and 18.6%, respectively, of our total originations for those years.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006). There were no impaired loans for 2007. Non-income producing commercial mortgage loans were $0.0 million and $0.8 million as of December 31, 2007 and 2006, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

            (Amounts in millions)               2007   2006   2005
            ---------------------              -----  -----  -----
            Balance as of January 1........... $ 5.3  $11.0  $15.9
            Provision (release)...............   1.9   (5.7)  (2.3)
            Transfer of AML...................  (0.3)    --     --
            Amounts written off and reductions    --     --   (2.6)
                                               -----  -----  -----
            Balance as of December 31......... $ 6.9  $ 5.3  $11.0
                                               =====  =====  =====

   During 2006, we reduced our reserve for commercial loan losses from $11.0 million to $5.3 million reflecting continued strong credit performance in this portfolio. During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.3 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                           December 31,
                                        --------------------------------------------------
                                                  2007                      2006
                                        ------------------------  ------------------------
(Amounts in millions)                   Carrying value % of total Carrying value % of total
---------------------                   -------------- ---------- -------------- ----------
Restricted other invested assets.......    $  399.8       27.8%       $429.8        58.1%
Investment in unconsolidated subsidiary       346.5       24.1            --          --
Limited partnerships...................       262.3       18.2         103.0        13.9
Derivatives............................       213.3       14.9          45.3         6.1
Securities lending collateral..........       152.4       10.6          84.9        11.5
Trading securities.....................        62.3        4.3          62.3         8.4
Short-term investments.................          --         --          12.0         1.6
Other investments......................         0.9        0.1           2.9         0.4
                                           --------      -----        ------       -----
   Total other invested assets.........    $1,437.5      100.0%       $740.2       100.0%
                                           ========      =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE") whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized Estimated
(Amounts in millions)                       or cost    gains      losses   fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $377.0      $0.7      $(16.1)    $361.6
U.S. corporate............................    38.1       0.4        (0.3)      38.2
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $415.1      $1.1      $(16.4)    $399.8
                                            ======      ====      ======     ======

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized Estimated
(Amounts in millions)                       or cost    gains      losses   fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $395.5      $1.8      $(8.5)     $388.8
U.S. corporate............................    41.1       0.4       (0.5)       41.0
                                            ------      ----      -----      ------
   Total restricted other invested assets.  $436.6      $2.2      $(9.0)     $429.8
                                            ======      ====      =====      ======

   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2007 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized
                                                     cost    Estimated
        (Amounts in millions)                       or cost  fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $ 10.0     $ 10.0
        Due after one year through five years.....   163.6      158.8
        Due after five years through ten years....   194.9      186.4
        Due after ten years.......................    46.6       44.6
                                                    ------     ------
           Total restricted other invested assets.  $415.1     $399.8
                                                    ======     ======

   As of December 31, 2007, $71.4 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2007, we did not hold any restricted other invested assets which individually exceeded 10% of stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income. The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                            2007   2006   2005
---------------------                                                           -----  -----  -----
Derivatives qualifying as effective accounting hedges as of January 1.......... $ 0.3  $ 0.9  $ 2.9
Current period decreases in fair value, net of deferred taxes of $0.0, $0.0 and
  $0.4.........................................................................   4.7     --    0.7
Reclassification to net income, net of deferred taxes of $0.0, $0.3 and
  $1.5.........................................................................  (0.1)  (0.6)  (2.7)
                                                                                -----  -----  -----
Derivatives qualifying as effective accounting hedges as of December 31........ $ 4.9  $ 0.3  $ 0.9
                                                                                =====  =====  =====

   The $4.9 million, net of taxes, recorded in stockholders' equity as of December 31, 2007 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. Of this amount, $0.1 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2008. Actual amounts may vary from this amount as a result of market conditions. No amounts were reclassified to income during the years ended December 31, 2007, 2006 or 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                            December 31,
                       -------------------------------------------------------
                                  2007                        2006
           -           --------------------------- ---------------------------
                       Notional                    Notional
 (Amounts in millions)  value   Assets Liabilities  value   Assets Liabilities
 --------------------- -------- ------ ----------- -------- ------ -----------
 Interest rate swaps.. $2,513.7 $ 73.8    $24.4    $1,303.1 $13.8     $6.4
 Equity index options.    877.6  115.6       --       271.9  16.4       --
 Limited guarantee....    250.0   23.9       --       250.0  15.1       --
 Financial futures....     12.5     --       --        18.5    --       --
                       -------- ------    -----    -------- -----     ----
    Total derivatives. $3,653.8 $213.3    $24.4    $1,843.5 $45.3     $6.4
                       ======== ======    =====    ======== =====     ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2007 and 2006, the fair value of derivatives includes $150.9 million and $35.7 million, respectively, recorded in other invested assets and $14.5 million and $4.2 million, respectively, recorded in other liabilities related to derivatives that do not qualify for hedge accounting.

   Genworth provided a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the consolidated statements of income. As of December 31, 2007 and 2006, the fair value of this derivative was $23.9 million and $15.1 million, respectively, and was recorded in other invested assets.

   Income effects of derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2007, 2006 and 2005 was not material. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2007, 2006 and 2005 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in income. For the years ended December 31, 2007, 2006 and 2005, the effect on pre-tax income (loss) was $30.2 million, $(2.3) million and $3.3 million, respectively.

   Derivative counterparty credit risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements contain mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either party's unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2007, we could have been required to disburse up to $4.2 million and claim up to $193.1 million from counterparties. This represents the net fair value of losses and gains by counterparty. As of December 31, 2007 and 2006, net fair value gains for each counterparty were $193.1 million and $26.2 million, respectively. As of December 31, 2007 and 2006, net fair value losses for each counterparty were $4.2 million and $2.4 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(5) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended
December 31:

(Amounts in millions)                                         2007      2006      2005
---------------------                                       --------  --------  --------
Unamortized balance as of January 1........................ $2,668.1  $2,162.4  $1,833.8
   Costs deferred..........................................    488.3     489.1     381.9
   Amortization, net of interest accretion.................    (97.8)    (49.6)    (53.3)
   Transfer of AML.........................................   (103.1)       --        --
   Adjustments.............................................       --      66.2        --
                                                            --------  --------  --------
Unamortized balance as of December 31......................  2,955.5   2,668.1   2,162.4
   Accumulated effect of net unrealized investment (gains)
     losses................................................      6.7      (8.1)    (12.8)
                                                            --------  --------  --------
Balance as of December 31.................................. $2,962.2  $2,660.0  $2,149.6
                                                            ========  ========  ========

   The adjustments were the result of a reclassification from future policy benefits.

(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                      2007                  2006
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Amounts in millions)                          amount  amortization  amount  amortization
---------------------                         -------- ------------ -------- ------------
Present value of future profits..............  $702.5    $(258.9)    $700.7    $(210.2)
Capitalized software.........................   113.7      (79.0)      94.7      (74.2)
Deferred sales inducements to contractholders    27.6       (3.6)      11.5       (1.8)
Other........................................     2.5       (2.5)       2.5       (2.5)
                                               ------    -------     ------    -------
   Total.....................................  $846.3    $(344.0)    $809.4    $(288.7)
                                               ======    =======     ======    =======

   Amortization expense related to intangible assets for the years ended December 31, 2007, 2006 and 2005 was $53.6 million, $62.4 million and $66.6 million, respectively. Amortization expense related to deferred sales inducements of $1.8 million, $1.0 million and $0.6 million for the years ended December 31, 2007, 2006 and 2005, respectively, was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (a) Present Value of Future Profits

      The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                               2007    2006    2005
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $512.6  $568.4  $623.6
   Interest accreted at 5.6%, 5.8% and 5.8%, respectively.........   26.5    31.2    34.7
   Transfer of AML................................................  (25.5)     --      --
   Amount transferred due to a reinsurance transaction............   (0.4)     --      --
   Amortization...................................................  (75.2)  (87.0)  (89.9)
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  438.0   512.6   568.4
   Accumulated effect of net unrealized investment (gains) losses.    5.6   (22.1)  (42.9)
                                                                   ------  ------  ------
Balance as of December 31......................................... $443.6  $490.5  $525.5
                                                                   ======  ======  ======

   The percentage of the December 31, 2007 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2008 7.2%
                                   2009 7.3%
                                   2010 7.6%
                                   2011 7.1%
                                   2012 6.5%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million and $471.2 million as of December 31, 2007 and 2006, respectively. The change of $20.3 million was a result of the transfer of AML in 2007. In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. In 2005, we also recorded a $7.7 million pre-acquisition tax contingency release. The fair value of that reporting unit was estimated using the expected present value of future cash flows. We do not have any remaining goodwill balance in our Retirement Income and Institutional segment as of December 31, 2007 and 2006.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2007, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy is $5.0 million. On January 1, 2007, we increased the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy from $1.0 million to $5.0 million. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $5.8 billion and $6.5 billion in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2007 and 2006, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2007, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2007, 25% of our reinsured life insurance net at risk exposure was ceded to one company.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


      The following table sets forth net life insurance in-force as of December 31:

  (Amounts in millions)                    2007         2006         2005
  ---------------------                -----------  -----------  -----------
  Direct life insurance in-force...... $ 563,131.3  $ 580,923.9  $ 544,147.9
  Amounts assumed from other companies    80,205.1     51,281.5     35,334.0
  Amounts ceded to other companies....  (226,524.7)  (237,098.8)  (239,598.8)
                                       -----------  -----------  -----------
  Net life insurance in-force......... $ 416,811.7  $ 395,106.6  $ 339,883.1
                                       ===========  ===========  ===========
  Percentage of amount assumed to net.        19.2%        13.0%        10.4%
                                       ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               Written                       Earned
                 -                  ----------------------------  ----------------------------
(Amounts in millions)                 2007      2006      2005      2007      2006      2005
---------------------               --------  --------  --------  --------  --------  --------
Direct............................. $1,267.1  $1,393.7  $1,404.4  $1,269.9  $1,394.7  $1,405.3
Assumed............................    148.5     101.3      71.7      58.8     101.3      86.9
Ceded..............................   (375.2)   (398.0)   (393.8)   (265.5)   (363.7)   (379.8)
                                    --------  --------  --------  --------  --------  --------
Net premiums....................... $1,040.4  $1,097.0  $1,082.3  $1,063.2  $1,132.3  $1,112.4
                                    ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net                                    5.5%      8.9%      7.8%
                                                                  ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,098.5 million, $1,413.5 million and $1,048.2 million during 2007, 2006 and 2005, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                Mortality/
                                                morbidity  Interest rate
(Amounts in millions)                           assumption  assumption     2007     2006
---------------------                           ---------- ------------- -------- ---------
Structured settlements with life contingencies.     (a)     4.0% - 8.5%  $5,516.9 $ 5,757.8
Annuity contracts with life contingencies......     (a)     4.0% - 8.5%   2,031.3   2,149.3
Supplementary contracts with life contingencies     (a)     4.0% - 8.5%      55.1      53.2
Traditional life insurance contracts...........     (b)     2.5% - 6.0%   2,119.1   1,983.3
Accident and health insurance contracts........     (c)     4.5% - 7.0%      87.0      90.0
                                                                         -------- ---------
   Total future policy benefits................                          $9,809.4 $10,033.6
                                                                         ======== =========

--------
(a)Assumptions for limited-payment contracts come from either the United States Population Table, 1971 Individual Annuitant Mortality Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table, 2001 CSO table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

     (Amounts in millions)                                2007      2006
     ---------------------                              --------- ---------
     Annuity contracts................................. $ 2,855.8 $ 3,438.2
     FABNs, funding agreements and GICs................   4,619.8   4,250.6
     Structured settlements without life contingencies.   1,503.6   1,694.4
     Supplementary contracts without life contingencies     325.6     340.6
     Variable universal life insurance contracts.......      24.1      23.7
                                                        --------- ---------
        Total investment contracts.....................   9,328.9   9,747.5
     Universal life insurance contracts................   4,633.4   4,692.3
                                                        --------- ---------
        Total policyholder account balances............ $13,962.3 $14,439.8
                                                        ========= =========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some guaranteed minimum withdrawal benefits.

   As of December 31, 2007 and 2006, the total account value, net of reinsurance, of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $6,251.6 million and $3,867.4 million, respectively, with related GMDB exposure (or net amount at risk) of approximately $34.9 million and $15.5 million, respectively.

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $7.5 million and $6.5 million as of December 31, 2007 and 2006, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(9) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                    2007     2006     2005
       ---------------------                  -------  -------  -------
       Balance as of January 1............... $ 279.3  $ 322.1  $ 393.1
       Less reinsurance recoverables.........  (119.4)  (152.0)  (173.7)
                                              -------  -------  -------
          Net balance as of January 1........   159.9    170.1    219.4
                                              -------  -------  -------
       Amounts related to transfer of AML....    (3.2)      --       --

       Incurred related to insured events of:
          Current year.......................   826.0    487.1    447.3
          Prior years........................    17.2     (1.6)     3.8
                                              -------  -------  -------
              Total incurred.................   843.2    485.5    451.1
                                              -------  -------  -------
       Paid related to insured events of:
          Current year.......................  (689.1)  (397.0)  (364.5)
          Prior years........................  (161.3)   (98.7)  (135.9)
                                              -------  -------  -------
              Total paid.....................  (850.4)  (495.7)  (500.4)
                                              -------  -------  -------
          Net balance as of December 31......   149.5    159.9    170.1
                                              -------  -------  -------
       Add reinsurance recoverables..........   113.6    119.4    152.0
                                              -------  -------  -------
       Balance as of December 31............. $ 263.1  $ 279.3  $ 322.1
                                              =======  =======  =======

   The change in prior years' incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(10) Employee Benefit Plans

   We previously sponsored a defined benefit pension plan (the "Plan") subject to the provisions of the Employee Retirement Income Security Act of 1974 as amended ("ERISA"). The Plan's benefits were frozen as of September 27, 2005. There were no new participants since January 1, 1998. The Plan provides defined benefits based on years of service and final average compensation. We used a December 31 measurement date for the Plan. As of December 31, 2005, we recognized a net pension accrued liability of $6.6 million. For the year ended December 31, 2005, we recognized net periodic benefit costs of $2.0 million. As of November 1, 2006, the sponsorship of the Plan was transferred to GNA, our indirect parent. Costs associated with the Plan will continue to be allocated based on the existing affiliate cost-sharing agreements.

(11) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                 (Amounts in millions)
                 ---------------------
                 Issuance                       2007     2006
                 --------                     -------- --------
                 River Lake I (a), due 2033.. $  600.0 $  600.0
                 River Lake I (b), due 2033..    500.0    500.0
                 River Lake II (a), due 2035.    300.0    300.0
                 River Lake II (b), due 2035.    550.0    300.0
                 River Lake III (a), due 2036    500.0    500.0
                 River Lake III (b), due 2036    250.0    250.0
                 River Lake IV (b), due 2028.    540.0       --
                 Rivermont I (a), due 2050...    315.0    315.0
                                              -------- --------
                    Total.................... $3,555.0 $2,765.0
                                              ======== ========

--------
(a)Accrual of interest based on one-month LIBOR plus or minus a margin that resets every 28 days.
(b)Accrual of interest based on one-month LIBOR plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   In August 2007, approximately $1.7 billion of our non-recourse funding obligations reset to the then current maximum contractual rate. During 2007, $100.0 million of our non-recourse funding obligations were purchased by an affiliate. In addition, in December 2007, the maximum rate on $0.5 billion of the $1.7 billion of non-recourse funding obligations was contractually reset to a higher rate due to the third-party financial guaranty insurance company that guaranteed these obligations being placed on a credit watch list. In January 2008, the maximum rate on the remaining $1.2 billion of non-recourse funding obligations was contractually reset to a higher rate due to the third-party financial guaranty insurance company that guaranteed these obligations being placed on a credit watch list.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2007 and 2006 was 5.8% and 5.4%, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(12) Income Taxes

   The total provision for income taxes for the years ended December 31 was as follows:

         (Amounts in millions)                  2007    2006     2005
         ---------------------                -------  ------  -------
         Current federal income tax.......... $(107.6) $(55.1) $(229.3)
         Deferred federal income tax.........   213.2   233.0    368.5
                                              -------  ------  -------
            Total federal income tax.........   105.6   177.9    139.2
                                              -------  ------  -------
         Current state income tax............    (6.8)    7.5    (16.3)
         Deferred state income tax...........     2.5     3.0     25.0
                                              -------  ------  -------
            Total state income tax...........    (4.3)   10.5      8.7
                                              -------  ------  -------
            Total provision for income taxes. $ 101.3  $188.4  $ 147.9
                                              =======  ======  =======

   Our current income tax receivable was $112.4 million and $144.7 million as of December 31, 2007 and 2006, respectively, and was included in other assets in the consolidated balance sheets. In 2007, we recorded $9.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by an increase in tax expense resulting in no net impact to total stockholders' equity. Additionally, in 2007 we recorded $52.7 million in retained earnings related to deferred taxes on prior year ceding commissions. We recorded $3.5 million and $(5.0) million, respectively, in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006 and 2005. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                                                           2007  2006  2005
                                                           ----  ----  ----
    Statutory U.S. federal income tax rate................ 35.0% 35.0% 35.0%
    Increase (reduction) in rate resulting from:
       State income tax, net of federal income tax effect. (0.3)  1.2   1.4
       Non-deductible goodwill impairment.................   --    --   4.8
       Benefit of tax favored investments................. (8.8) (1.5) (2.3)
       Tax contingencies.................................. (1.0) (0.6) (1.2)
       Other, net.........................................  0.1   0.3  (2.4)
                                                           ----  ----  ----
    Effective rate........................................ 25.0% 34.4% 35.3%
                                                           ====  ====  ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The components of the net deferred income tax liability as of December 31 were as follows:

      (Amounts in millions)                                2007     2006
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $   32.6 $   26.3
         Net unrealized losses on investment securities.    179.9       --
         Accrued expenses...............................      1.9     24.5
         Net operating loss carryforwards...............    248.5    221.5
         Other..........................................       --     57.2
                                                         -------- --------
             Total deferred income tax assets...........    462.9    329.5
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    557.4    459.2
         Net unrealized gains on investment securities..       --     11.5
         Net unrealized gains on derivatives............      0.1      0.2
         Present value of future profits................    141.0    159.4
         Deferred acquisition costs.....................    804.4    698.0
         Other..........................................     37.9      5.7
                                                         -------- --------
             Total deferred income tax liabilities......  1,540.8  1,334.0
                                                         -------- --------
             Net deferred income tax liability.......... $1,077.9 $1,004.5
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementations of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $709.9 million as of December 31, 2007, and if unused, will expire beginning in 2022. Excluding the effects of FIN No. 48, the NOL carryforwards would begin to expire in 2021.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

              (Amounts in millions)                        2007
              ---------------------                       ------
              Balance as of January 1.................... $ 74.3
              Tax positions related to the current period    0.5
              Tax positions related to the prior years:
                 Gross additions.........................    0.5
                 Gross reductions........................  (24.0)
              Settlements................................   (0.3)
              Lapses of statutes of limitations..........     --
                                                          ------
              Balance as of December 31.................. $ 51.0
                                                          ======

   The total amount of unrecognized tax benefits was $51.0 million as of December 31, 2007, of which $46.1 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2007, 2006 and 2005 we accrued approximately $(3.4) million, $(1.4) million and $(15.4) million, respectively, of interest and penalties. We had approximately $1.9 million and $5.3 million, respectively, of interest and penalties accrued as of December 31, 2007 and 2006.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We file U.S. federal income tax returns and various state income tax returns. With few exceptions, we are no longer subject to U.S. federal income tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service is currently reviewing our U.S. income tax returns for the 2005 and 2006 tax years. Certain issues from the 2003 and 2004 audit cycle have been timely protested and will be subject to review by the Internal Revenue Service appeals division. For those companies that file consolidated returns with former parent General Electric Company in 2003 and 2004 before the IPO (which included the pre-IPO related transactions), the portion of the GE consolidated return allocated to such companies is still subject to IRS examination. Certain issues from the 2000 through 2002 audit cycle are agreed upon with the Internal Revenue Service appeals division and are in the process of being prepared for review by the Joint Committee of Taxation.

   We believe it is reasonably possible that in 2008, as a result of our open audits and appeals, up to approximately $2.4 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(13) Supplemental Cash Flow Information

   Net cash received for taxes was $213.3 million, $107.3 million and $154.5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Cash paid for interest related to our non-recourse funding obligations was $177.0 million, $116.6 million and $40.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

   For a discussion of dividends paid to stockholders, see note 18.

   The following table details these transactions as well as other non-cash items for the years ended December 31:

(Amounts in millions)                                                 2007 2006   2005
---------------------                                                 ---- ----- ------
Supplemental schedule of non-cash investing and financing activities:
   Change in collateral for securities lending transactions.......... $ -- $ 6.9 $ 27.5
   Dividends declared not yet paid...................................   --    --  440.3
   Tax contingencies and other tax related items.....................  9.1   4.3   (5.0)
                                                                      ---- ----- ------
   Total other non-cash transactions................................. $9.1 $11.2 $462.8
                                                                      ==== ===== ======

(14) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $326.0 million, $297.2 million and $278.0 million for the years ended December 31, 2007, 2006 and 2005, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $115.3 million, $175.3 million and $109.1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We paid GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million and $4.6 million in 2006 and 2005, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also paid Genworth, our ultimate parent, for investment related services. We paid $15.7 million, $15.6 million and $13.1 million to Genworth in 2007, 2006 and 2005, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. Interest expense under this agreement was $0.5 million, $0.7 million and $0.5 million for the years ended December 31, 2007, 2006 and 2005, respectively. We pay interest at the cost of funds of GNA, which was 4.4%, 5.2% and 4.3%, as of December 31, 2007, 2006 and 2005, respectively. GNA owed us $0.5 million as of December 31, 2007 which was included in other assets in the consolidated balance sheets. As of December 31, 2006, we owed GNA $31.9 million which was included in other liabilities in the consolidated balance sheets.

(15) Commitments and Contingencies

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2007, we were committed to fund $15.4 million in commercial mortgage loan investments and $150.3 million in limited partnership investments.

   On December 12, 2007, River Lake V delivered to GLAIC a $550.0 million Letter of Credit and Reimbursement Agreement (the "LOC Agreement") entered into and among River Lake V, as account party, Genworth, as guarantor, and a third-party bank that serves as the administrative agent. Genworth guarantees the complete and timely performance of all of River Lake V's obligations under the LOC Agreement, including River Lake V's obligation to reimburse the third-party bank for any draws by GLAIC on the LOC Agreement.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.2 million as of December 31, 2007.

(16) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

investment securities, separate accounts, securities lending collateral and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                    2007                         2006
                                        ---------------------------- ----------------------------
                                        Notional Carrying Estimated  Notional Carrying Estimated
(Amounts in millions)                    amount   amount  fair value  amount   amount  fair value
---------------------                   -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans...........  $   (a) $2,968.1  $3,075.1   $  (a)  $2,917.1  $2,913.4
   Other financial instruments.........      (a)    109.8     134.1      (a)      49.8      64.7

Liabilities:
   Borrowings and related instruments:
       Borrowings......................      (a)       --        --      (a)      31.9      31.9
       Non-recourse funding
         obligations(b)................      (a)  3,555.0   3,516.8      (a)   2,765.0   2,765.0
   Investment contracts................      (a)  9,328.9   9,477.3      (a)   9,747.5   9,980.3

Other firm commitments:
   Ordinary course of business lending
     commitments.......................    15.4        --        --    23.4         --        --
   Commitments to fund limited
     partnerships......................   150.3        --        --    86.7         --        --

--------
(a)These financial instruments do not have notional amounts.
(b)See note 11.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(17) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   Total securitized assets were as follows as of December 31:

                   (Amounts in millions)         2007   2006
                   ---------------------        ------ ------
                   Assets secured by:
                   Commercial mortgage loans... $106.5 $126.8
                   Fixed maturity securities...   79.7   90.2
                   Other receivables...........   93.2  100.0
                                                ------ ------
                      Total securitized assets. $279.4 $317.0
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturity securities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluated the economic, liquidity and credit risk related to the above QSPEs and believed that the likelihood is remote that any such arrangements could have had a significant adverse effect on our results of operations, liquidity, or financial position. Financial support for certain QSPEs was provided under credit support agreements in which Genworth provided limited recourse for a maximum of $119.0 million of credit losses. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third-party. We recorded liabilities for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to QSPEs resulted in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2007, 2006 and 2005.

   Amounts recognized in our consolidated financial statements related to such sales that were recorded in fixed maturity securities were as follows:

                                               December 31,
                                           ---------------------
                                              2007       2006
                                           ---------- ----------
                                                Fair       Fair
                (Amounts in millions)      Cost value Cost value
                ---------------------      ---- ----- ---- -----
                Retained interests--assets $7.5 $15.8 $9.7 $19.4
                Servicing assets..........   --    --   --    --
                Recourse liability........   --    --   --    --
                                           ---- ----- ---- -----
                Total..................... $7.5 $15.8 $9.7 $19.4
                                           ==== ===== ==== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Retained interests. In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we reviewed recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements, we provided recourse for credit losses in special purpose entities. We provided for expected credit losses under these agreements and such amounts approximated fair value.

(18) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Based on statutory results as of December 31, 2007, we are able to distribute $496.9 million in dividends in 2008 without obtaining regulatory approval. Based on statutory results as of December 31, 2007, we estimate our insurance subsidiaries could pay dividends of approximately $4.7 million to us in 2008 without obtaining regulatory approval.

   There were no common stock dividends declared in 2007. In 2006, we declared and paid a common stock dividend of $450.0 million. In 2005, we declared and paid a common stock dividend of $556.3 million consisting of cash in the amount of $116.0 million and securities in the amount of $440.3 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends. Dividends on the Series A Preferred Stock were cumulative and payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 shares of Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for par value of $110.0 million and $2.2 million in accrued dividends on the redeemed shares. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired. For each of the years ended December 31, 2006 and 2005, we declared and paid preferred stock dividends of $9.6 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(19) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no permitted accounting practices, except for River Lake V, which was granted a permitted accounting practice from the State of Vermont to carry its reserves on a U.S. GAAP basis.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                   Years ended December 31,
                                                                  -------------------------
(Amounts in millions)                                               2007     2006     2005
---------------------                                             -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries....................................... $ 380.8  $ 538.0  $ 357.9
Captive life reinsurance subsidiaries combined statutory net loss  (413.3)  (894.7)  (333.1)
                                                                  -------  -------  -------
   Combined statutory net income (losses)........................ $ (32.5) $(356.7) $  24.8
                                                                  =======  =======  =======

                                                   As of December 31,
                                                   -----------------
            (Amounts in millions)                    2007      2006
            ---------------------                  --------  --------
            Combined statutory capital and surplus $1,528.6  $1,323.7

   Statutory net income (loss) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,081.8 million and $1,175.2 million as of December 31, 2007 and 2006, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V, includes surplus notes (non-recourse funding obligations) as further described in note 11. As of December 31, 2007, River Lake V had not yet issued any surplus notes.

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(i) asset risk; (ii) insurance risk; (iii) interest rate risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and its subsidiaries. As of December 31, 2007 and 2006, GLAIC and its subsidiaries exceeded the minimum required RBC levels.

(20) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term life insurance, universal life insurance and Medicare supplement insurance; and (2) Retirement Income and Institutional, which principally includes fixed and variable deferred and immediate individual annuities, group variable annuities

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

offered through retirement plans, variable life insurance and institutional products. Institutional products include FABNs, funding agreements and GICs. We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolios established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our other segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy-related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   891.9    $   171.3   $     --   $ 1,063.2
Net investment income.....................................     609.3        570.6       10.0     1,189.9
Net investment gains (losses).............................     (26.6)       (74.3)       9.8       (91.1)
Policy fees and other income..............................     346.6        144.5        0.2       491.3
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,821.2        812.1       20.0     2,653.3
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     780.6        324.8         --     1,105.4
Interest credited.........................................     217.4        323.9         --       541.3
Acquisition and operating expenses, net of deferrals......     145.6         79.5       19.1       244.2
Amortization of deferred acquisition costs and intangibles     106.8         44.6         --       151.4
Interest expense..........................................     204.6           --        0.5       205.1
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,455.0        772.8       19.6     2,247.4
                                                           ---------    ---------   --------   ---------
Income before income taxes and equity in net income of
  unconsolidated subsidiary...............................     366.2         39.3        0.4       405.9
Provision for income taxes................................     125.8        (25.2)       0.7       101.3
                                                           ---------    ---------   --------   ---------
Income before equity in net income of unconsolidated
  subsidiary..............................................     240.4         64.5       (0.3)      304.6
Equity in net income of unconsolidated subsidiary.........        --           --       19.1        19.1
                                                           ---------    ---------   --------   ---------
Net income................................................ $   240.4    $    64.5   $   18.8   $   323.7
                                                           =========    =========   ========   =========

Total assets.............................................. $14,880.0    $29,456.7   $1,640.4   $45,977.1
                                                           =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2006:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   875.4    $   256.9   $     --   $ 1,132.3
Net investment income.....................................     537.8        521.0       58.1     1,116.9
Net investment gains (losses).............................      (2.8)        (7.5)      13.4         3.1
Policy fees and other income..............................     291.3         91.5         --       382.8
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,701.7        861.9       71.5     2,635.1
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     683.8        418.1         --     1,101.9
Interest credited.........................................     220.4        276.3         --       496.7
Acquisition and operating expenses, net of deferrals......     151.7         66.8       24.0       242.5
Amortization of deferred acquisition costs and intangibles      80.7         31.3         --       112.0
Interest expense..........................................     132.8           --        1.2       134.0
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,269.4        792.5       25.2     2,087.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     432.3         69.4       46.3       548.0
Provision for income taxes................................     153.2          6.9       28.3       188.4
                                                           ---------    ---------   --------   ---------
Net income................................................ $   279.1    $    62.5   $   18.0   $   359.6
                                                           =========    =========   ========   =========

Total assets.............................................. $14,377.5    $28,846.0   $1,280.5   $44,504.0
                                                           =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2005:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums..................................................  $  778.6     $333.8       $  --     $1,112.4
Net investment income.....................................     442.1      493.8        82.7      1,018.6
Net investment gains (losses).............................        --         --        (9.7)        (9.7)
Policy fees and other income..............................     303.4       58.9          --        362.3
                                                            --------     ------       -----     --------
   Total revenues.........................................   1,524.1      886.5        73.0      2,483.6
                                                            --------     ------       -----     --------
Benefits and other changes in policy reserves.............     654.7      490.4          --      1,145.1
Interest credited.........................................     216.4      239.6          --        456.0
Acquisition and operating expenses, net of deferrals......     137.5       62.2        38.2        237.9
Amortization of deferred acquisition costs and intangibles     147.4       30.0          --        177.4
Interest expense..........................................      48.4         --         0.3         48.7
                                                            --------     ------       -----     --------
   Total benefits and expenses............................   1,204.4      822.2        38.5      2,065.1
                                                            --------     ------       -----     --------
Income before income taxes................................     319.7       64.3        34.5        418.5
Provision for income taxes................................     132.9        7.1         7.9        147.9
                                                            --------     ------       -----     --------
Net income................................................  $  186.8     $ 57.2       $26.6     $  270.6
                                                            ========     ======       =====     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(21) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly results of operations for the years ended December 31 were as follows:

                       First Quarter Second Quarter Third Quarter Fourth Quarter
                       ------------- -------------  ------------- -------------
 (Amounts in millions)  2007   2006   2007    2006   2007   2006   2007    2006
 --------------------- ------ ------ ------  ------ ------ ------ ------  ------
 Net investment income $285.3 $256.4 $287.2  $280.0 $322.5 $274.1 $294.9  $306.4
                       ====== ====== ======  ====== ====== ====== ======  ======
 Total revenues....... $657.5 $632.3 $647.7  $648.2 $700.4 $645.2 $647.7  $709.4
                       ====== ====== ======  ====== ====== ====== ======  ======
 Net income........... $ 93.5 $ 83.6 $ 76.5  $ 86.0 $114.4 $ 92.0 $ 39.3  $ 98.0
                       ====== ====== ======  ====== ====== ====== ======  ======

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under date of February 28, 2008, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Richmond, Virginia
February 28, 2008

                                  Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

       Summary of investments--other than investments in related parties
                             (Amounts in millions)

   As of December 31, 2007, the amortized cost or cost, estimated fair value and carrying value of our invested assets were as follows:

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- ---------
Fixed maturity securities:
   Bonds:
       U.S. government, agencies and authorities..... $   189.3 $   207.2  $   207.2
       Government--non U.S...........................     293.0     319.7      319.7
       Public utilities..............................     861.9     858.7      858.7
       All other corporate bonds.....................  14,401.2  13,851.7   13,851.7
                                                      --------- ---------  ---------
          Total fixed maturity securities............  15,745.4  15,237.3   15,237.3
Equity securities....................................      60.5      64.0       64.0
Commercial mortgage loans............................   2,968.1     xxxxx    2,968.1
Policy loans.........................................     466.8     xxxxx      466.8
Other invested assets/(1)/...........................     989.8     xxxxx    1,091.0
                                                      --------- ---------  ---------
          Total investments.......................... $20,230.6     xxxxx  $19,827.2
                                                      ========= =========  =========

--------
/(1)/The amount shown in the consolidated balance sheets for other invested assets differs from amortized cost or cost presented, as other invested assets includes certain assets with a carrying amount that differs from amortized cost or cost.


   See Accompanying Report of Independent Registered Public Accounting Firm

                                 Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                         Deferred                 Policyholder   Liabilities
                                        Acquisition Future Policy   Account    for Policy and  Unearned
Segment                                    Costs      Benefits      Balances   Contract Claims Premiums
-------                                 ----------- ------------- ------------ --------------- --------
December 31, 2007:
   Protection..........................  $2,429.1     $ 2,206.1    $ 4,815.6       $249.3       $21.4
   Retirement Income and Institutional.     533.1       7,603.3      9,146.7         13.8          --
                                         --------     ---------    ---------       ------       -----
       Total...........................  $2,962.2     $ 9,809.4    $13,962.3       $263.1       $21.4
                                         ========     =========    =========       ======       =====
December 31, 2006:
   Protection..........................  $2,272.1     $ 2,073.3    $ 4,880.4       $265.0       $24.1
   Retirement Income and Institutional.     387.9       7,960.3      9,559.4         14.3          --
                                         --------     ---------    ---------       ------       -----
       Total...........................  $2,660.0     $10,033.6    $14,439.8       $279.3       $24.1
                                         ========     =========    =========       ======       =====

                                                  Interest                   Amortization
                                                Credited and    Acquisition  of Deferred
                                      Net       Benefits and   and Operating Acquisition
                          Premium  Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                   Revenue    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                   -------- ---------- ---------------- ------------- ------------ --------
December 31, 2007:
   Protection............ $  891.9  $  609.3      $  998.0        $145.6        $106.8    $  869.2
   Retirement Income and
     Institutional.......    171.3     570.6         648.7          79.5          44.6       171.2
   Corporate and Other...       --      10.0            --          19.1            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,063.2  $1,189.9      $1,646.7        $244.2        $151.4    $1,040.4
                          ========  ========      ========        ======        ======    ========
December 31, 2006:
   Protection............ $  875.4  $  537.8      $  904.2        $151.7        $ 80.7    $  840.1
   Retirement Income and
     Institutional.......    256.9     521.0         694.4          66.8          31.3       256.9
   Corporate and Other...       --      58.1            --          24.0            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,132.3  $1,116.9      $1,598.6        $242.5        $112.0    $1,097.0
                          ========  ========      ========        ======        ======    ========
December 31, 2005:
   Protection............ $  778.6  $  442.1      $  871.1        $137.5        $147.4    $  748.1
   Retirement Income and
     Institutional.......    333.8     493.8         730.0          62.2          30.0       334.2
   Corporate and Other...       --      82.7            --          38.2            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,112.4  $1,018.6      $1,601.1        $237.9        $177.4    $1,082.3
                          ========  ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (A) FINANCIAL STATEMENTS

    All required financial statements are included in Part B of this Registration Statement.

    (B) EXHIBITS

(1)(a)        Resolution of Board of Directors of Genworth Life and
              Annuity Insurance Company authorizing the establishment of Genworth Life & Annuity VA Separate Account 3. Previously filed on November 2, 2006 with Pre-Effective Amendment
              No. 1 to Form N-4 for Genworth Life & Annuity VA Separate
              Account 3, Registration No. 333-138258.

(2)           Not Applicable.

(3)(a)        Underwriting Agreement between Genworth Life and Annuity
              Insurance Company and Capital Brokerage Corporation.
              Previously filed on November 2, 2006 with Pre-Effective
              Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 3, Registration No. 333-138258.

(3)(b)        Dealer Sales Agreement between Genworth Life and Annuity
              Insurance Company and Capital Brokerage Corporation.
              Previously filed on November 2, 2006 with Pre-Effective
              Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 3, Registration No. 333-138258.

(4)(a) Form of variable annuity contract. Previously filed on November 2, 2006 with Pre-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(5) Form of Application. Previously filed on November 2, 2006 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(6)(a)        Amended and Restated Articles of Incorporation of Genworth
              Life and Annuity Insurance Company. Previously filed on
              January 3, 2006 with Post-Effective Amendment No. 24 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

(6)(b)        By-Laws of Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective
              Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 1, Registration No. 333-31172.

(7)           Not Applicable.

(8)(a)(1)     Fund Participation Agreement between Genworth Life and
              Annuity Insurance Company (the "Company") and AIM Variable
              Insurance Funds. Previously filed with Post-Effective
              Amendment No. 21 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 1, Registration No. 333-31172.

(8)(a)(2)     Amendment to Fund Participation Agreement between the
              Company and AIM Variable Insurance Funds. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(b)(1)     Fund Participation Agreement between the Company and
              AllianceBernstein Variable Products Series Fund, Inc.
              Previously filed with Post-Effective Amendment No. 21 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

(8)(b)(2)     Amendment to Fund Participation Agreement between the
              Company and AllianceBernstein Variable Products Series
              Fund, Inc. Previously filed on April 13, 2007 with
              Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(c)        Form of Fund Participation Agreement between the Company and
              American Century Variable Portfolios II, Inc. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account
              3, Registration No. 333-138258.

(8)(d)(1)     Fund Participation Agreement between the Company and
              BlackRock Variable Series Funds, Inc. Previously filed with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

(8)(d)(2)     Amendment to Fund Participation Agreement between the
              Company and BlackRock Variable Series Fund, Inc. Filed herewith.

(8)(e)        Fund Participation Agreement between the Company and
              Columbia Funds Variable Insurance Trust I. Previously filed with Post-Effective Amendment No. 12 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

(8)(f)(1)     Fund Participation Agreement between the Company and Eaton
              Vance Variable Trust. Previously filed with Post-Effective
              Amendment No. 6 to Form N-6 for Genworth Life & Annuity VL
              Separate Account 1, Registration No. 333-72572.

(8)(f)(2)     Amendment to Fund Participation Agreement between the
              Company and Eaton Vance Variable Trust. Previously filed on
              April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(g)        Fund Participation Agreement between the Company and
              Evergreen Variable Annuity Trust. Previously filed with
              Post-Effective Amendment No. 14 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

(8)(h)        Fund Participation Agreement between the Company and
              Federated Insurance Series. Previously filed on April 13,
              2007 with Post-Effective Amendment No. 1 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(i)(1) Amended and Restated Fund Participation Agreement between the Company, Variable Insurance Products Funds and Fidelity
              Distributors Corporation. Filed herewith.

(8)(i)(2)     First Amendment to Amended and Restated Fund Participation
              Agreement between the Company, Variable Insurance Products
              Funds and Fidelity Distributors Corporation. Filed herewith.

(8)(j)        Fund Participation Agreement between the Company and
              Franklin Templeton Variable Insurance Products Trust.
              Previously filed with Post-Effective Amendment No. 22 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-47732.

(8)(k)        Fund Participation Agreement between the Company and GE
              Investments Funds, Inc. Previously filed with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

(8)(l)        Form of Fund Participation Agreement between the Company and
              Goldman Sachs Variable Insurance Trust. Previously filed on
              April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(m)        Fund Participation Agreement between the Company and Janus
              Aspen Series. Previously filed with Post-Effective Amendment
              No. 21 to Form N-4 for Genworth Life & Annuity VA Separate
              Account 1, Registration No. 333-31172.

(8)(n)        Form of Fund Participation Agreement between the Company and
              Legg Mason Partners Variable Equity Trust. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(o)        Fund Participation Agreement between the Company and Lord
              Abbett Series Fund, Inc. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(p)(1)     Fund Participation Agreement between the Company and MFS
              Variable Insurance Trust. Previously filed with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

(8)(p)(2)     Amendment to Fund Participation Agreement between the
              Company and MFS Variable Insurance Trust. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(8)(q)(1)     Fund Participation Agreement between the Company and
              Oppenheimer Variable Account Funds. Previously filed with
              Post-Effective Amendment No. 9 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 033-76334.

(8)(q)(2)     Amendment to Fund Participation Agreement between the
              Company and Oppenheimer Variable Account Funds. Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 033-76334.

(8)(r)(1)     Fund Participation Agreement between the Company and PIMCO
              Variable Insurance Trust. Previously filed with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

(8)(r)(2)     Fund Participation Agreement between the Company and PIMCO
              Variable Insurance Trust. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(s)        Fund Participation Agreement between the Company and The
              Prudential Series Fund. Previously filed on April 13, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(t)        Fund Participation Agreement between the Company and Rydex
              Variable Trust. Previously filed with Post-Effective
              Amendment No. 21 to Form N-4 for Genworth Life & Annuity VA
              Separate Account 1, Registration No. 333-31172.

(8)(u)        Fund Participation Agreement between the Company and Van
              Kampen Life Investment Trust. Previously filed on April 13,
              2007 with Post-Effective Amendment No. 1 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 3, Registration
              No. 333-138258.

(8)(v)        Fund Participation Agreement between the Company and The
              Universal Institutional Funds, Inc. Previously filed on
              April 13, 2007 with Post-Effective Amendment No. 1 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 3,
              Registration No. 333-138258.

(9)           Opinion and Consent of Heather C. Harker, Counsel for
              Genworth Life and Annuity Insurance Company. Filed herewith.

(10)          Consent of Independent Registered Public Accounting Firm.
              Filed herewith.

(11)          Not Applicable.

(12)          Not Applicable.

(13)          Power of Attorney. Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Pamela S. Schutz                  Chairperson of the Board, President and Chief Executive Officer

William C. Goings, II(4)          Director and Senior Vice President

Paul A. Haley                     Director, Senior Vice President and Chief Actuary

Victor C. Moses(2)                Director and Vice President

Leon E. Roday(2)                  Director and Senior Vice President

Geoffrey S. Stiff                 Director and Senior Vice President

John G. Apostle II                Senior Vice President and Chief Compliance Officer

Thomas E. Duffy                   Senior Vice President, General Counsel and Secretary

Dennis R. Vigneau                 Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)                Senior Vice President and Chief Investment Officer

Christopher J. Grady              Senior Vice President

James D. Atkins(4)                Senior Vice President

Patrick B. Kelleher               Senior Vice President

Thomas M. Stinson                 Senior Vice President

James H. Reinhart                 Senior Vice President

Heather C. Harker                 Vice President and Associate General Counsel

Jac J. Amerell                    Vice President and Controller

Gary T. Prizzia(1)                Treasurer

Matthew P. Sharpe                 Vice President

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3003 Summer Street, Stamford, Connecticut 06904.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                             [ORGANIZATIONAL CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS

    There were 29 owners of Qualified Contracts and 34 owners of Non-Qualified Contracts as of February 19, 2008.

ITEM 28.  INDEMNIFICATION

    Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

    Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                     * * *

ITEM 29.  PRINCIPAL UNDERWRITER

    (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life and Annuity Insurance Company, Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VL Separate Account 1.

    (b)

NAME                                 ADDRESS          POSITIONS AND OFFICES WITH UNDERWRITER
----                         -----------------------  ---------------------------------------
Christopher J. Grady.......  6610 W. Broad St.        Director, President and Chief Executive
                             Richmond, VA 23230       Officer
John G. Apostle, II........  6620 W. Broad St.        Director
                             Richmond, VA 23230
Geoffrey S. Stiff..........  6610 W. Broad St.        Director and Senior Vice President
                             Richmond, VA 23230
Patrick B. Kelleher........  6610 W. Broad St.        Senior Vice President
                             Richmond, VA 23230
Victor C. Moses............  601 Union St.            Senior Vice President
                             Suite 2200
                             Seattle, WA 98101

NAME                                 ADDRESS          POSITIONS AND OFFICES WITH UNDERWRITER
----                         -----------------------  ---------------------------------------
Edward J. Wiles, Jr........  3001 Summer St.,         Senior Vice President
                             2nd Floor
                             Standford, CT 06905
Scott E. Wolfe.............  6610 W. Broad St.        Senior Vice President and Chief
                             Richmond, VA 23230       Compliance Officer
Dennis R. Vigneau..........  6610 W. Broad St.        Chief Financial Officer
                             Richmond, VA 23230
James H. Reinhart..........  6610 W. Broad St.        Vice President
                             Richmond, VA 23230
Michele L. Trampe..........  6610 W. Broad St.        Vice President and Controller
                             Richmond, VA 23230
Gary T. Prizzia............  6620 W. Broad St.        Treasurer
                             Richmond, VA 23230
Gabor Molnar...............  6610 W. Broad St.        Financial & Operations Principal
                             Richmond, VA 23230


                                         (2)
               (1)                 NET UNDERWRITING        (3)             (4)
             NAME OF                DISCOUNTS AND    COMPENSATION ON    BROKERAGE         (5)
      PRINCIPAL UNDERWRITER          COMMISSIONS       REDEMPTION      COMMISSIONS    COMPENSATION
---------------------------------  ----------------  ---------------  -------------   ------------
Capital Brokerage Corporation....  Not Applicable    Not Applicable       10.0%         $194,206

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

    Not Applicable.

ITEM 32.  UNDERTAKINGS

    (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

    STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

    Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

    STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

    Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

    SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

    Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 23rd day of April, 2008.


                                               GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3
                                               (Registrant)

                                               By:                /s/ MATTHEW P. SHARPE
                                                    ------------------------------------------------
                                                                    MATTHEW P. SHARPE
                                                                     VICE PRESIDENT

                                               GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                               (Depositor)

                                               By:                /s/ MATTHEW P. SHARPE
                                                    ------------------------------------------------
                                                                    MATTHEW P. SHARPE
                                                                     VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                 NAME                                   TITLE                        DATE
--------------------------------------  --------------------------------------  --------------
        /s/ *PAMELA S. SCHUTZ           Chairperson of the Board, President     April 23, 2008
-------------------------------------     and Chief Executive Officer
           PAMELA S. SCHUTZ

      /s/ *WILLIAM C. GOINGS, II        Director and Senior Vice President      April 23, 2008
-------------------------------------
        WILLIAM C. GOINGS, II

          /s/ *PAUL A. HALEY            Director, Senior Vice President and     April 23, 2008
-------------------------------------     Chief Actuary
            PAUL A. HALEY

         /s/ *VICTOR C. MOSES           Director and Vice President             April 23, 2008
-------------------------------------
           VICTOR C. MOSES

          /s/ *LEON E. RODAY            Director and Senior Vice President      April 23, 2008
-------------------------------------
            LEON E. RODAY

        /s/ *GEOFFREY S. STIFF          Director and Senior Vice President      April 23, 2008
-------------------------------------
          GEOFFREY S. STIFF

       /s/ * DENNIS R. VIGNEAU          Senior Vice President and Chief         April 23, 2008
-------------------------------------     Financial Officer
          DENNIS R. VIGNEAU

         /s/ *JAC J. AMERELL            Vice President and Controller           April 23, 2008
-------------------------------------
            JAC J. AMERELL




By:          /s/ MATTHEW P. SHARPE         ,    pursuant to Power of Attorney executed  April 23, 2008
        ------------------------------          on March 31, 2008.


               MATTHEW P. SHARPE